LINCOLN LIFE                                                  Multi Fund(R)
                                                              Variable
                                                              Annuity
                                                              Semiannual
                                                              Report 1998

MULTI FUND(R) 1998 SEMIANNUAL REPORT (UNAUDITED)

INDEX


LINCOLN NATIONAL FUNDS                                       Page

   STATEMENT OF NET ASSETS

   Lincoln National Aggressive Growth Fund, Inc.               9
   -------------------------------------------------------------
   Lincoln National Bond Fund, Inc.                           10
   -------------------------------------------------------------
   Lincoln National Capital Appreciation Fund, Inc.           12
   -------------------------------------------------------------
   Lincoln National Equity-Income Fund, Inc.                  13
   -------------------------------------------------------------
   Lincoln National Global Asset Allocation Fund, Inc.        16
   -------------------------------------------------------------
   Lincoln National Growth and Income Fund, Inc.              28
   -------------------------------------------------------------
   Lincoln National International Fund, Inc.                  30
   -------------------------------------------------------------
   Lincoln National Managed Fund, Inc.                        31
   -------------------------------------------------------------
   Lincoln National Money Market Fund, Inc.                   35
   -------------------------------------------------------------
   Lincoln National Social Awareness Fund, Inc.               35
   -------------------------------------------------------------
   Lincoln National Special Opportunities Fund, Inc.          37
   -------------------------------------------------------------

   STATEMENT OF OPERATIONS                                    39
   -------------------------------------------------------------

   STATEMENT OF CHANGES IN NET ASSETS                         41
   -------------------------------------------------------------

   NOTES TO FINANCIAL STATEMENTS                              43
   -------------------------------------------------------------

   FINANCIAL HIGHLIGHTS                                       52
   -------------------------------------------------------------

LINCOLN LIFE

August 1998

Dear Multi Fund(R) contractowner:

This booklet contains the 1998 semiannual report of the Multi-Fund(R) Variable Annuity's 14 underlying variable investment options. We are pleased to report that most of the options produced favorable returns for the period ended June 30, 1998.

The stock market continued its remarkable bull rally in the first half of 1998. The Standard & Poor's 500 Composite Stock Index (S&P 500) returned 17.7% for the first six months of the year. However, the stock market was extremely volatile during the second quarter. This volatility is expected to continue. The second quarter was mixed for the equity markets. Large stocks ended on a positive note; small stocks declined. The United States economy is currently strong. Low interest rates and low inflation provide a solid foundation for corporate earnings growth. However, there are signs of slowing as the U.S. trade deficit continues to widen.

International equity markets diverged during the first half of 1998. European stocks returned double-digit gains. Across Europe, interest rates and inflation are low, with economic activity gradually improving. At the same time, Japan, other Asian economies and emerging markets continued to languish. Most of the equity markets in Japan and throughout Asia posted negative returns, largely due to financial unrest and deteriorating currencies in Asia.

Slower growth prospects in the U.S. and a benign inflation outlook had a favorable impact on the U.S. bond market during the first half of 1998. The yield on long-term U.S. bonds hit record low levels in June.

We remain optimistic about the long-term prospects in the various financial markets. However, we would caution that the types of returns received over the last couple of years cannot be expected every year. We believe our portfolio managers' disciplined approach will continue to prevail for those of you willing to maintain a long-term investment strategy. Commentaries from the portfolio managers are included in this report. More detailed information about the funds follows the commentaries.

The following table summarizes the performance results of the Multi-Fund(R) Variable Annuity contract for the first six months of this year. These figures vary from those appearing later in this report because they are net of all charges. Those shown later in this report are before deduction of contractual fees.

1998 YEAR-TO-DATE PERFORMANCE
JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------
Equity                                    Balanced                                  Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund            6.3%    Global Asset Allocation Fund      9.6%    Bond Fund                          3.9%
Capital Appreciation Fund        20.1     Managed Fund                      8.4     Money Market                       2.0
Equity-Income Fund               10.7
Growth and Income Fund           12.5
International Fund               15.1
Social Awareness Fund            15.2
Special Opportunities Fund       10.6

The following additional table is provided in accordance with the Securities and Exchange Commission regulations. It shows results as of the most recently completed calendar quarter after the deduction of all charges. The charges include surrender charges that apply to certain premature withdrawals from a contract. Most contractowners regard Multi Fund(R) as a long-term investment product, so they rarely contend with these surrender charges.

MULTI FUND(R)
SEC-REQUIRED QUARTERLY PERFORMANCE(1)
JUNE 30, 1998

                                                                  Ten years
                                         One year     Five years  or inception
                                         6/30/97 to   6/30/93 to  6/30/88 to
Multi Fund(R)                            6/30/98      6/30/98     6/30/98
------------------------------------------------------------------------------
Aggressive Growth                        13.8%         N/A        11.7(2)%
Bond                                      1.2          4.8%         7.8
Capital Appreciation                     19.9          N/A         17.7
Equity-Income                            12.2          N/A         19.0(2)
Global Asset Allocation                   6.1         12.7         11.8
Growth and Income                        15.5         19.0         14.9
International                             0.0         10.6          7.8
Managed                                   9.3         12.5         11.4
Money Market                             (4.2)         2.8          4.4
Social Awareness                         24.9         23.4         18.3(2)
Special Opportunities                    16.3         16.5         14.9

We invite you to review the reports provided in this booklet and hope they help you develop a better understanding of your investment performance. Your sales representative will help answer any questions you may have, or you may contact a customer service representative at 800-4LINCOLN (800-454-6265). We appreciate your continued confidence in Lincoln Life and look forward to helping you meet your long-term financial goals.

Sincerely,


/s/ Jeffrey K. Dellinger

Jeffrey K. Dellinger
Vice President

(1) In compliance with SEC guidelines, these results show the percent change for periodic contracts (on an annualized basis) for each of the required periods with dividends reinvested and include reduction of all recurring expenses (e.g., administrative fees) and non-recurring expenses (e.g., surrender charges -- periodic premium: years 1-5 = 8%, 6-10 = 4% and 11+years = 0%; flexible premium:
7%-6%-5%-4%-3%-2%-1%-0%, declining 1% annually.)

(2) Indicates performance since inception.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not indicative of future results.

Small-cap stocks and emerging company stocks may be subject to a higher degree of risk than securities of more established companies. The illiquidity of the small-cap market may adversely affect the value of these investments.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the subaccount will maintain a stable $1.00 share price.

The risks associated with investing on a worldwide basis include differences in regulation of financial data and reporting, currency exchange differences, as well as economic and political systems which may be different from those in the United States.

Contracts with the elective Enhanced Guaranteed Minimum Death Benefit rider are subject to an additional fee. As a result, returns would have been lower.

This material must be preceded or accompanied by a prospectus for the Lincoln National Life Variable Annuity Account C. Read the prospectus carefully before you invest or send money.

AGGRESSIVE GROWTH FUND


Managed by:             [LYNCH & MAYER LOGO]


The Aggressive Growth Fund has produced a return of 6.8% as of June 30, for the first half of 1998. The appropriate benchmark comparison is the S&P MidCap 400 Index, which had a return of 8.6%.

Advances earlier this year proved to be built on a shaky foundation as the US equity markets experienced losses of varying degrees amid renewed fears of the implications of the Southeast Asia economies. And, the less liquid and less predictable smaller growth companies took the brunt of the investors' concerns. Under this backdrop, shares of larger companies withstood their own test of pressures and finished virtually unscathed.

In the Fund, holdings in the energy-related sector and several other selected holdings represent the most significant drag on the performance relative to the S&P MidCap 400 Index. Lynch & Mayers' heavy weighting in energy stocks was nearly double that of the index. Investors continued to focus on weak energy/oil prices and let most of these holdings down throughout the year to date. The Broadcast/Media sector struggled during the second quarter of this year.

As the first six months of 1998 came to a close, there were definite signs that companies were being rewarded for delivering strong results. Lynch & Mayer believes that this portfolio is well positioned to take advantage of a fundamental rally in the market, similar to the conditions at the beginning of this year.

Ed Petner         Kevin Ferguson


BOND FUND

Managed by:             [LINCOLN INVESTMENT MANAGEMENT LOGO]


The Bond Fund returned 4.4% for the first six month of 1998 compared to its benchmark, the Lehman Government/Corporate Index of 4.2%. Corporate bonds have under-performed Treasuries so far in 1998. Corporates have been weak more from excessive supply rather than concerns over credit. The two largest months of corporate issuance in history were achieved in 1998. Additionally, corporate treasurers have been active locking in the lowest interest rates in nearly two decades.

The 30-year Treasury bond rallied driving yields down to 5.6%, very close to the yield on two-year Treasuries. Inflation is expected to remain safely below 2% for now and we believe that interest rates could still go lower. However, our outlook is that the Fed is likely to remain "on hold" for quite some time. We believe that corporates will outperform Treasuries in the second half of the year. We expect to maintain on over-weighting in corporates to take advantage of the higher yields of corporates versus Treasuries.

David C. Fischer

Capital Appreciation Fund

Managed by:             [JANUS LOGO]


The Capital Appreciation Fund returned 20.8% as of June 30, 1998 versus its benchmark the S&P 500 Index of 17.7%. Despite continued turmoil in Asia, U.S equity markets gained ground during the first half of the year led by blue chip stocks with strong earnings prospects. Thanks to strong gains among our technology and pharmaceutical stocks, we outpaced our benchmark. Late last year, we took advantage of the market sell off to build several positions in these industries, which have since performed extremely well. While we enjoyed broad based gains across much of the portfolio, we did suffer some disappointments in the oil and gas services industry, however, we have since liquidated these positions. We remain generally upbeat about the outlook for domestic equity markets.


Jim Craig




Equity-Income Fund

Managed by:             [FIDELITY INVESTMENTS LOGO]


The Equity-Income Fund returned 11.3% from January 1, 1998 to June 30, 1998. In comparison, the Funds Benchmark, the S&P 500 Index gained a strong 17.7%.

In the Large-cap arena, growth-oriented styles of investment management outperformed value-oriented styles, like Equity-Income, by a wide margin. Sectors with a larger proportion of growth stocks such as consumer non-durables including health care and retail positions were among the top performers in the portfolio. The benefited holdings in this portfolio include Wal-Mart, Schering-Plough and Bristol-Myers Squibb.

Financial positions in the Fund posted absolute gains, but trailed the market. Banks in particular were mixed following stock mega-merger announcements. Given the size of the deals, investors questioned whether merger prices are too high and whether the returns from acquisitions will meet expectations. In this environment, Fund positions underperforming include Bank of New York and Washington Mutual.

The Equity-Income Fund will continue with its objective of a Value discipline to achieve superior returns using fundamental research to identify common stocks and securities which are undervalued and have above-market-yield.

Stephen R. Petersen

Global Asset Allocation Fund

Managed by:             [PUTNAM INVESTMENTS LOGO]


The Global Asset Allocation Fund increased 10.4% for the first half of 1998 versus 11.9% for its benchmark (50% S&P 500; 30% LB Aggregate Bond; 10% EAFE; 10% SB World Gov't Bond(non-US)). Global stock markets have maintained their solid performance into 1998 after an extremely strong 1997. The U.S. stock market rose 17.7%, as measured by the S&P 500 Index, while non-U.S. markets, as measured by the Morgan Stanley International Europe, Australia, Far East (EAFE) Index rose 16.1%. Non-U.S. stock market returns were rather diverse for the period with Germany up 36.5%, Italy up 33.2% and Japan down 2.6%.

European stock markets continued to benefit from progress towards European Monetary Union (EMU) which officially takes effect in January 1999. The coming elimination of trade barriers and the anticipated reduction of the cost of capital for European companies has enhanced the value of many firms moving European equity indexes sharply higher this year.

Economic malaise and financial market volatility continue to characterize conditions in Asia. Attention is focused on Japan, as the government attempts to select a new Prime Minister, address a recession, and manage a $600 billion bad debt problem in the banking system. Japan's difficulties are further aggravating the economic ills of other Asian economies such as Indonesia, Malaysia, Korea, Hong Kong, and Taiwan.

Putnam believes the situation in Japan and many emerging market economies will slowly stabilize and that in coming months most global stock markets will continue to outperform global bond markets. We will continue to hold an overweight exposure to stocks versus bonds and maintain our preference for European markets versus U.S. and Asian markets. We will also maintain underweight exposure to Japanese stocks. Within global fixed income we favor U.S. bonds versus international bonds and hold underweight positions in European and Japanese fixed income markets.

William Landes, PhD



Growth and Income Fund

Managed by:             [VANTAGE GLOBAL ADVISORS LOGO]


The Growth and Income Fund gained 13.2% for the first half of 1998 versus a 17.7% gain for its index, the S&P 500. The market continued its remarkable bull rally in the first half of 1998 with the S&P 500 returning 17.7% for the first half of the year. The Fund has performed well versus other funds in a difficult period for actively managed funds. The market return has been dominated by the largest 20 companies in the S&P 500. This narrow market has made it challenging to add value as opportunities for excess returns resided in a few very large companies. Those companies tend to be growth oriented and selling at high valuations, and were unattractive based on the Fund's investment criteria to select undervalued stocks with above average earnings prospects.

The economic environment is ripe for continued market growth, despite some fears that market levels are too high. Interest rates, inflation, and unemployment are low, providing support for corporate earnings growth and market appreciation. Anxiety over the Asian economic crisis and fears that earnings may not grow as expected will likely create significant short-term volatility. The market will be most sensitive to earnings announcements around companies currently trading at high valuations such as the top 20 stocks. The Growth and Income Fund steers clear of overvalued stocks and is situated well to capture the opportunities presented in the market going forward.

T. Scott Wittman


International Fund

Managed by:             [DELAWARE GROUP LOGO]


The International Fund returned 15.7% for the six months ended June 30, 1998 versus the MSCI EAFE Index return of 16.1%. Delaware International Advisors, Ltd. assumed responsibility as subadvisor for this Fund on May 1, 1998.

European markets completed a spectacular first half to the year with rises of 40% not uncommon. The emerging markets of the world had a difficult time during the second quarter after rallying in the first. The Japanese market was relatively flat for the six month period and Latin American markets declined, unable to side-step the Asian contagion.

The portfolio's overweight position in the UK and strong performances of Germany and Belgium failed to offset the effect of our underweight position in Japan and overweight exposure to the poorly performing New Zealand market relative to the EAFE.

Our portfolio position and investment strategy going into the third quarter will be continued low weighting in the overvalued Japanese market, overweight in the Australasian markets, UK and selected Continental European equity markets.

Clive A. Gilmore           Elizabeth A. Desmond



Managed Fund

Managed by:             [LINCOLN INVESTMENT MANAGEMENT LOGO]


The Managed Fund returned 9.2 % as of June 30, 1998 versus 11.0% for its customized benchmark (50% S&P 500 and 50% LB Government Corporate Bond).

The asset allocation as of June 30, 1998 was 58.7% equities, 35.7% fixed-income, and 5.6% cash. The performance for the equity market during the first half of the year has been remarkable. Most analysts doubted that the high double-digit returns posted each of the past three years could be sustained. The first quarter's excellent performance, as represented by the S&P 500, which was up 13.5%, was quite unexpected. Exposure to small-cap stocks hurt performance during the second quarter of this year. The bond market had a relatively strong second quarter. Asia's economic woes continued the flight to quality into U.S. treasuries. In mid-June 30-year Treasuries recorded its lowest yield since its inception. From a historical perspective, equity valuations appear to be too high to be sustained. Fortunately inflation remains under control and corporations have been able to maintain earnings.

Jay Yentis

Money Market Fund

Managed by:             [LINCOLN INVESTMENT MANAGEMENT LOGO]


The Money Market Fund returned 2.5% for the first six months of 1998 compared to its benchmark, the Salomon Brothers 90-Day Treasury Bill of 2.6%. The first half of 1998 presented an environment of very stable short-term interest rates. The Federal Reserve Board has done a good job managing our economy to maintain growth coupled with subdued inflation. With our current low interest rate environment, many companies have chosen to issue longer-term debt to lock in today's attractive borrowing rates. This has reduced some of the supply on the short end of the curve and has kept spreads very tight for money market investors. With inflation expected to remain below 2% and the Asian crisis continuing to impact our economy, we believe the Fed is likely to keep interest rates "on hold" for quite some time.

Jil Schoeff Lindholm



Social Awareness Fund

Managed by:             [VANTAGE GLOBAL ADVISORS LOGO]

The Social Awareness Fund gained 15.8% for the first half of 1998 versus a 17.7% gain for its index, the S&P 500. The market has continued its impressive run in the first half of 1998. Social Awareness Fund investors have participated in this movement while remaining true to the Fund's criteria for social responsibility. The first half of 1998 has been a difficult market environment in which to earn excess return, as the stocks that drove market returns were the largest 20 companies. While the Fund lagged the market over the first six months, over the past 3 years of this astonishing bull market, the Fund has outpaced the market, proving socially responsible companies can deliver exceptional returns.

The Fund's long-term returns have been driven by a combination of keen stock picking and favorable positioning resulting from the social criteria. The Fund buys undervalued socially responsible companies that have above average prospects for earnings growth. The social criteria moves the investment portfolio away from companies that pollute such as oil companies and toward cleaner industries such as banks and financial services. Oil companies have suffered from the current low prices of crude oil while banks and financial services companies have thrived in a low interest rate environment in which rapid consolidation is taking place. These factors, along with low inflation and unemployment, position the market and the Fund well for the foreseeable future.

T. Scott Wittman

Special Opportunities Fund

Managed by:             [VANTAGE GLOBAL ADVISORS LOGO]


The Special Opportunities Fund returned 11.3% for the first half of 1998 versus 8.6% for its index, the S&P MidCap 400. The Special Opportunities Fund provides risk-controlled exposure to undervalued mid-cap companies. Over the first half of the year, mid-cap stocks have delivered positive returns, but lagged the returns of larger stocks as represented by the S&P 500. During the quarter, many of the financial services companies performed well, given the low interest rate environment and increased merger speculations. Companies that were hurt include those with sensitivity to the Asian economic crisis and oil prices.

There is strong economic support for continued stock market growth as low interest rates, inflation, and unemployment will fuel corporate earnings. Within the overall equity market, there will likely be a reversal in the near term in which smaller, value-oriented companies thrive. In that case, the Special Opportunities Fund is well positioned to both take advantage of opportunities within mid-cap value stocks, but also to rise with the swell of support for these stocks in general.

T. Scott Wittman

AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSET
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Number      Market
COMMON STOCKS:                             of Shares    Value
----------------------------------------------------------------
AUTOMOBILES & AUTO PARTS: 2.2%
----------------------------------------------------------------
Dollar Thrifty Automotive*                  218,900  $ 2,900,425
Tower Automotive*                           126,200    5,410,825
----------------------------------------------------------------
                                                       8,311,250
BANKING, FINANCE & INSURANCE: 2.7%
----------------------------------------------------------------
Allmerica Financial                          52,400    3,406,000
Washington Mutual                           158,200    6,866,869
----------------------------------------------------------------
                                                      10,272,869
BUILDINGS & MATERIALS: 2.1%
----------------------------------------------------------------
J. Ray McDermott,S.A.*                      196,000    8,134,000
----------------------------------------------------------------

CABLE, MEDIA & PUBLISHING: 12.2%
----------------------------------------------------------------
Borders Group*                              152,000    5,624,000
Chancellor Media-A                          175,100    8,694,809
Emmis Broadcasting*                         115,700    5,549,984
E.W. Scripps                                 36,000    1,973,250
Jacor Communications*                       116,000    6,851,250
Sinclair Broadcasting Group                 346,800    9,948,822
USA Networks                                319,800    8,044,969
----------------------------------------------------------------
                                                      46,687,084
CHEMICALS: 5.2%
----------------------------------------------------------------
Crompton & Knowles                          269,300    6,782,994
Dial                                        225,800    5,856,688
W.R. Grace & Company*                       422,800    7,214,025
----------------------------------------------------------------
                                                      19,853,707
COMPUTERS & TECHNOLOGY: 11.6%
----------------------------------------------------------------
Adobe Systems                               105,700    4,492,250
Autodesk                                    163,000    6,280,594
Computer Horizons*                          164,300    6,094,503
Filenet                                     216,000    6,210,000
Hyperion Software*                          137,800    3,931,606
ITT Educational Services*                   169,000    5,450,250
Mercury Interactive*                         20,800      926,250
Network Associates                          180,750    8,647,758
Scientific-Atlanta                           81,100    2,057,913
----------------------------------------------------------------
                                                      44,091,124
ELECTRONICS & ELECTRICAL: 1.8%
----------------------------------------------------------------
Altera*                                      53,800    1,588,781
General Cable                               184,250    5,320,219
----------------------------------------------------------------
                                                       6,909,000
ENERGY: 3.9%
----------------------------------------------------------------
EVI Weatherford*                            113,300    4,206,263
Forcenergy*                                  31,200      555,750
Newpark Resources                           158,800    1,766,650
Ocean Energy*                               244,166    4,776,497
R & B Falcon*                               157,600    3,565,700
----------------------------------------------------------------
                                                      14,870,860
ENVIRONMENTAL SERVICES: 0.2%
----------------------------------------------------------------
Eastern Environmental Services*              19,600      663,338
----------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 6.9%
----------------------------------------------------------------
CKE Restaurants                             200,980    8,290,425
Landry's Seafood Restaurants*               108,100    1,955,934
ShowBiz Pizza Time*                         246,300    9,928,969
Whitman                                     272,900    6,259,644
----------------------------------------------------------------
                                                      26,434,972

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS: 5.7%
----------------------------------------------------------------
American Oncology Resources*                162,200 $  1,981,881
Biochem Pharma                              243,500    6,429,922
Centocor*                                   124,700    4,524,272
Clinichem Development*                        6,088       34,816
Orthodontic Centers of America*             277,500    5,810,156
Phycor*                                     169,600    2,803,700
----------------------------------------------------------------
                                                      21,584,747
INDUSTRIAL MACHINERY: 3.5%
----------------------------------------------------------------
Black & Decker                               88,200    5,380,200
McDermott International                     234,200    8,065,263
----------------------------------------------------------------
                                                      13,445,463
LEISURE, LODGING & ENTERTAINMENT: 2.6%
----------------------------------------------------------------
Bally Total Fitness Holdings*               115,400    4,154,400
International Game Technology               239,900    5,817,575
----------------------------------------------------------------
                                                       9,971,975
METALS & MINING: 2.1%
----------------------------------------------------------------
Outdoor Systems                             282,537    7,911,036
----------------------------------------------------------------

MISCELLANEOUS: 1.7%
----------------------------------------------------------------
Metamor Worldwide*                          186,700    6,575,341
----------------------------------------------------------------

PAPER & FOREST PRODUCTS: 4.0%
----------------------------------------------------------------
Bowater                                     145,195    6,860,464
Fort James                                  188,300    8,379,350
----------------------------------------------------------------
                                                      15,239,814
RETAIL: 9.2%
----------------------------------------------------------------
Family Dollar Stores                        106,600    1,972,100
Meyer(Fred)                                 118,700    5,044,750
Pier 1 Imports                              278,600    6,651,575
Stage Stores*                                46,600    2,108,650
Tandy                                       201,800   10,708,013
Zale*                                       266,600    8,481,213
----------------------------------------------------------------
                                                      34,966,301
TELECOMMUNICATIONS: 7.4%
----------------------------------------------------------------
Brightpoint                                 261,200    3,779,237
ECI Telecommunications                      220,500    8,351,438
Intermedia Communications                   144,900    6,072,216
Mitel*                                      207,400    2,838,788
Qualcomm*                                    35,700    2,007,009
SkyTel Communications*                      223,400    5,235,938
----------------------------------------------------------------
                                                      28,284,626
TEXTILES, APPAREL & FURNITURE: 4.1%
----------------------------------------------------------------
Jones Apparel Group                         229,400    8,387,438
Lear*                                       145,000    7,440,313
----------------------------------------------------------------
                                                      15,827,751
TRANSPORTATION & SHIPPING: 1.5%
----------------------------------------------------------------
CNF Transportation                          133,000    5,652,500
----------------------------------------------------------------

COMMON STOCK: 90.6%
(Cost $ 292,699,849)                                 345,687,758
----------------------------------------------------------------

                                         Maturity
                                         Amount
----------------------------------------------------------------
REPURCHASE AGREEMENT:
State Street Bank & Trust Co.
Repurchase Agreement, dated
6/30/98, 5.30%, maturing 7/1/98,
collateralized by U.S. Treasury
Note, 9.875%, 11/15/15                  $37,392,000   37,392,000
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 9.8%
(Cost $ 37,392,000)                                   37,392,000
----------------------------------------------------------------

TOTAL INVESTMENTS: 100.4%
(Cost $ 330,091,849)                                 383,079,758
----------------------------------------------------------------

Other Assets Under Liabilities: (0.4)%               (1,525,764)
----------------------------------------------------------------

                                                        Market
                                                        Value
----------------------------------------------------------------
NET ASSETS: 100%
(Equivalent to $15.223 per share
based on 25,064,684 shares
issued and outstanding)                             $381,553,994
================================================================


BOND FUND

STATEMENT OF NET ASSETS
June 30,1998
(Unaudited)

INVESTMENTS:
                                           Par          Market
LONG-TERM DEBT INVESTMENTS:                Amount       Value
----------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 34.3%
----------------------------------------------------------------
Federal Home Loan Bank
    6.00%, 6/11/08                      $ 8,700,000 $  8,823,104
Federal Home Loan Mortgage Corporation
    7.60%, 7/25/05                          129,305      128,990
    6.3886%,10/15/06                      1,997,847    2,024,068
    7.30%, 12/01/12                       2,938,013    3,012,381
    3.50%,12/15/21                        2,000,000    1,732,342
Federal National Mortgage Association
    6.35%, 8/24/00                        4,000,000    4,001,600
    6.80%, 8/1/05                           920,904      956,442
    7.175%, 10/01/05                      2,539,516    2,693,156
    6.655%, 11/1/05                         975,771    1,008,772
    6.66%, 12/1/05                        1,951,282    1,977,468
    5.75%, 6/15/05                       29,865,000   29,880,821
    7.043%, 7/1/06                        2,451,647    2,586,758
    7.15%, 10/1/15                        2,811,135    2,940,026
    8.00%, 4/1/17                           212,076      222,150
    7.00%, 10/1/25                        2,351,638    2,394,997
Federal National Mortgage Association Strip
    0.00%, 7/24/06                        9,500,000    6,028,509
Government National Mortgage Association
    9.00%, 5/15/17                          105,328      114,577
    9.00%, 9/15/19                          521,207      566,976
    6.50%, 11/15/23                         785,848      790,514
U.S. Treasury Bond
    12.00%, 8/15/13                         500,000      741,160
    6.125%, 11/15/27                     11,700,000   12,543,921
U.S.Treasury Notes
    6.50%, 8/31/01                        3,575,000    3,673,062
U.S.Treasury Strip
    0.00%, 5/15/05                        9,840,000    6,768,246
    0.00%, 2/15/11                       16,500,000    8,116,843
----------------------------------------------------------------
                                                     103,726,883
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
----------------------------------------------------------------
Mid-State Trust
    7.625%, 4/1/22                          170,383      174,291
----------------------------------------------------------------

AUTOMOBILE & AUTO EQUIPMENT: 0.8%
----------------------------------------------------------------
Chrysler
    7.45%, 2/1/2098                       1,000,000    1,088,750
Goodyear Tire & Rubber
    6.625%, 12/1/06                       1,250,000    1,279,688
----------------------------------------------------------------
                                                       2,368,438
BANKING, FINANCE & INSURANCE: 28.5%
----------------------------------------------------------------
Ahmanson, H. F.
    8.25%, 10/1/02                        2,000,000    2,150,000
Aristar Financial
    7.50%, 7/1/99                         1,500,000    1,522,500
Banc One
    9.875%, 3/1/09                          500,000      635,625
Banque Paribas-NY
    8.35%, 6/12/2098                      1,400,000    1,580,250
Barnett Bank
    6.90%, 9/1/05                         1,500,000    1,569,375


                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
Barnett Capital Trust I
    8.06%, 12/1/26                       $1,900,000  $ 2,147,000
Citicorp Notes
    6.33%, 1/5/06                         1,600,000    1,616,000
Comerica Bank
    7.875%, 9/15/26                       1,500,000    1,745,625
Dow Capital
    9.00%, 5/15/10                        3,000,000    3,656,250
Federal Farm Credit Bank
    5.75%, 3/23/05                       17,200,000   17,179,188
Finova Capital
    6.12%, 5/28/02                        1,000,000    1,003,750
First Bank System
    6.875%, 9/15/07                       1,000,000    1,047,500
First of America Capital Trust I
    8.12%, 1/31/27                        2,000,000    2,237,500
First Security
    7.00%, 7/15/05                        1,000,000    1,046,250
First Union
    8.00%, 8/15/09                        2,000,000    2,245,000
First USA Bank
    5.75%, 1/15/99                        2,000,000    1,997,500
Fleet Financial Group
    7.25%, 9/1/99                         1,000,000    1,013,160
General Motors Acceptance
    8.17%, 1/02/00                          394,544      406,672
    7.875%, 3/7/01                        1,500,000    1,567,500
    8.875%, 6/1/10                        1,500,000    1,809,375
Harris Bankcorp
    9.375%, 6/1/01                          250,000      271,875
Household Affinity Credit Card
    6.05%, 5/15/01                        1,000,000    1,002,851
Household Finance
    9.625%, 7/15/00                         875,000      935,156
Hydro-Quebec
    7.20%, 10/05/09                       3,000,000    3,151,470
International Lease Finance
    8.25%, 1/15/00                        2,000,000    2,070,000
John Deere Capital
    8.625%, 8/1/19                        2,000,000    2,207,500
Lehman Brothers Holdings
    8.88%, 3/1/02                         1,000,000    1,086,250
Mellon Capital I Notes
    7.72%, 12/1/26                        1,500,000    1,614,375
Mercantile Bancorp
    7.30%, 6/15/07                        1,325,000    1,421,063
Midland Bank PLC
    6.00%, 9/29/49                        1,400,000    1,187,830
Morgan Stanley Group
    6.875%, 3/1/07                        2,250,000    2,340,000
National Westminister Bank
    9.45%, 5/1/01                           500,000      544,375
Nynex Capital Funding
    7.63%, 10/15/09                       3,000,000    3,513,480
PNC Funding
    6.875%, 7/15/07                       1,187,000    1,231,513
Salomon Brothers
    7.25%, 1/15/00                        1,000,000    1,021,250
Salomon Smith Barney
    7.875%, 10/01/99                      3,000,000    3,071,010
Simon DeBartolo Group
    7.125%, 6/24/05                         520,000      533,000
SouthTrust Bank of Birmingham
    7.69%, 5/15/25                        2,750,000    3,330,938
Standard Chartered PLC Notes
    6.15%, 12/29/49                       2,500,000    1,591,000
State Street Capital-B
    8.035%, 3/15/27                       1,400,000    1,569,750
Union Bank Switzerland
    7.25%, 7/15/06                        2,250,000    2,415,937
Wachovia Capital Trust I
    7.64%, 1/15/27                        1,900,000    2,037,750
----------------------------------------------------------------
                                                      86,324,393

                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
BUILDING & MATERIALS: 0.9%
----------------------------------------------------------------
Champion International
    7.70%, 12/15/99                      $1,500,000   $1,535,625
Georgia-Pacific
    9.95%, 6/15/02                        1,000,000    1,125,000
----------------------------------------------------------------
                                                       2,660,625
CABLE, MEDIA, & PUBLISHING: 1.4%
----------------------------------------------------------------
News America Holdings
    8.45%, 8/1/34                         1,500,000    1,768,125
Time Warner
    9.125%, 1/15/13                       2,000,000    2,460,000
----------------------------------------------------------------
                                                       4,228,125
ENERGY: 1.1%
----------------------------------------------------------------
Commonwealth Edison
    9.375%, 2/15/00                         500,000      524,375
Enron
    9.50%, 6/15/01                        1,000,000    1,093,750
Petro-Canada
    8.60%, 10/15/01                       1,500,000    1,606,875
----------------------------------------------------------------
                                                       3,225,000
ENVIRONMENTAL SERVICES: 0.6%
----------------------------------------------------------------
Waste Management
    6.625%, 7/15/02                       1,750,000    1,765,313
----------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 0.2%
----------------------------------------------------------------
Nabisco
    7.55%, 6/15/15                          750,000      783,750
----------------------------------------------------------------

HEALTHCARE & PHARMACEUTICALS: 0.3%
----------------------------------------------------------------
Allegiance
    7.30%, 10/15/06                         750,000      795,938
----------------------------------------------------------------

LEISURE, LODGING & ENTERTAINMENT: 0.5%
----------------------------------------------------------------
Darden Restaurants
    6.375%, 2/1/06                        1,500,000    1,483,125
----------------------------------------------------------------

METALS & MINING: 2.6%
----------------------------------------------------------------
Alcan Aluminum
    8.875%, 1/15/22                         500,000      547,500
Cyprus Amax Minerals
    7.375%, 5/15/07                       2,500,000    2,653,125
Inco
    9.60%, 6/15/22                        1,300,000    1,475,500
Newmont Gold
    8.91%, 1/5/09                           695,959      777,734
Placer Dome
    7.37%, 6/03/26                        1,000,000    1,063,750
Placer Dome-Series A
    7.31%, 1/26/21                        1,000,000    1,015,000
Reynolds Metals
    9.00%, 8/15/03                          250,000      280,313
----------------------------------------------------------------
                                                       7,812,922
MISCELLANEOUS: 1.9%
----------------------------------------------------------------
Lilly Eli & Company
    8.375%, 2/7/05                        2,250,000    2,512,350
Manitoba (Province of)
    7.75%, 7/17/16                        1,500,000    1,755,000
Republic of Korea
    8.875%, 4/15/08                       1,500,000    1,359,375
----------------------------------------------------------------
                                                       5,626,725
PAPER & FOREST PRODUCTS: 0.6%
----------------------------------------------------------------
James River
    6.70%, 11/15/03                       2,000,000    2,035,000
----------------------------------------------------------------


                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
RETAIL: 1.1%
----------------------------------------------------------------
Sears Roebuck
    9.05%, 2/6/12                        $2,000,000  $ 2,440,000
Service Corp International
    7.00%, 6/1/15                         1,000,000    1,036,250
----------------------------------------------------------------
                                                       3,476,250
TELECOMMUNICATIONS: 3.9%
----------------------------------------------------------------
AT&T Capital
    7.47%, 5/11/05                        2,750,000    2,918,438
Litton Industries
    6.98%, 3/15/36                        1,000,000    1,043,750
Nynex
    9.55%, 5/1/10                         1,354,960    1,563,285
Pacificorp
    9.15%, 8/9/11                         2,000,000    2,487,500
Rochester Telephone
    9.00%, 7/19/00                        2,000,000    2,110,000
U.S. Cellular
    7.25%, 8/15/07                        1,500,000    1,567,500
----------------------------------------------------------------
                                                      11,690,473
TRANSPORTATION & SHIPPING: 2.6%
----------------------------------------------------------------
American Airline
    10.18%, 1/2/13                        1,500,000    1,906,756
Burlington Northern Railroad
    6.94%, 1/2/14                           475,654      494,832
Chicago & Northwestern
    6.25%, 4/30/12                        1,370,801    1,374,228
CSX
    7.25%, 5/1/27                         1,000,000    1,072,500
Federal Express
    7.96%, 3/28/17                        1,129,243    1,222,405
United Airlines
    9.35%, 4/7/16                         1,500,000    1,809,172
----------------------------------------------------------------
                                                       7,879,893
UTILITIES: 11.0%
----------------------------------------------------------------
Cleveland Electric Illumination
    8.26%, 10/30/98                       2,500,000    2,512,500
Colonial Gas-Series A
    6.81%, 5/19/27                        1,500,000    1,548,750
Consumers Energy
    6.20%, 5/1/08                         1,000,000    1,000,000
Consumers Energy 144A
    6.50%, 6/15/05                          500,000      498,125
Detriot Edison
    6.56%, 5/1/01                         2,000,000    2,030,000
DQU II Funding
    8.70%, 6/1/16                         2,474,000    2,854,378
Great Lakes Power
    9.00%, 8/1/04                         1,500,000    1,668,750
Houston Light & Power Capital Trust II
    8.257%, 2/1/37                        1,900,000    2,061,500
MidAmerican Energy
    6.50%, 12/15/01                       1,250,000    1,268,750
National Rural Utility
    7.20%, 10/1/15                        1,000,000    1,075,000
Nevada Power
    7.06%, 5/1/00                         1,500,000    1,528,125
New Jersey Bell
    7.85%, 11/15/29                       1,950,000    2,332,688
Noble Affiliates
    7.25%, 10/15/23                         600,000      633,750
Old Dominion Electric
    8.76%, 12/1/22                        1,600,000    1,868,000
PSI Energy
    8.56%, 12/27/11                       2,000,000    2,387,500
Pennsylvania Power & Light
    7.70%, 10/1/09                        3,000,000    3,352,500
Public Service
    6.375%, 11/1/05                       1,500,000    1,533,750
Texas Gas Transmissions
    8.625%, 4/1/04                        1,000,000    1,121,250
Washington Water Public
    8.01%, 12/17/01                       2,000,000    2,115,000
----------------------------------------------------------------
                                                      33,390,316

                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
TOTAL LONG TERM DEBT INVESTMENT: 92.4%
(Cost $266,585,215)                                 $279,447,460
----------------------------------------------------------------

MONEY MARKET INSTRUMENTS:
Caterpillar
    6.00% 7/8/98                         $6,500,000    6,500,000
Merrill Lynch & Company
    5.5855%, 7/13/98                      4,600,000    4,591,260
Norwest
    5.5611%, 7/1/98                       4,000,000    4,000,000
Volkswagen of America
    5.5598%, 7/6/98                       4,000,000    3,996,900
----------------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 6.3%
(Cost $19,088,160)                                    19,088,160
----------------------------------------------------------------

TOTAL INVESTMENTS: 98.7%
(Cost $285,673,375)                                  298,535,620
----------------------------------------------------------------

Other Assets Over Liabilities: 1.3%                    3,944,663
----------------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $12.630 per share
based on 23,949,765 shares
issued and outstanding)                             $302,480,283
================================================================

CAPITAL APPRECIATION FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Number      Market
COMMON STOCKS:                             of Shares    Value
----------------------------------------------------------------
AUTOMOBILES & AUTO PARTS: 2.0%
----------------------------------------------------------------
Federal-Mogul                               174,425 $ 11,773,688
----------------------------------------------------------------

BANKING, FINANCE & INSURANCE: 16.0%
----------------------------------------------------------------
Associates First Capital Class A             98,000    7,533,750
BankAmerica                                  86,300    7,459,556
Bank of New York                            203,525   12,351,423
Citicorp                                     30,415    4,539,439
Household International                     211,125   10,503,469
Lloyds TSB Group plc (United Kingdom)        49,358      689,095
M & T Bank                                    9,450    5,235,300
Morgan St Dean Witter Discover              139,215   12,720,771
Newcourt Credit Group                       260,475   12,812,114
Northern Trust                               49,005    3,735,100
Schwab (Charles)                            193,400    6,285,500
Schweizerische Lebensversicherungs-
  und Rentenanstalt (Switzerland)             3,179    2,686,302
Star Banc                                    42,100    2,689,137
UBS AG (Switzerland)                         15,855    5,884,975
----------------------------------------------------------------
                                                      95,125,931
CABLE, MEDIA & PUBLISHING: 18.6%
----------------------------------------------------------------
Carnival Cruise Lines                       118,450    4,693,581
CBS                                         472,975   15,016,956
Chancellor Media-A*                         200,000    9,931,250
Cox Communications-Class A*                 114,210    5,532,047
MediaOne Group*                             393,550   17,291,603
Meredith                                    143,480    6,734,592
Tele-communications A*                      385,895   14,820,780
Time Warner                                 197,531   16,876,555
Univision Communications-A*                 201,450    7,504,013
Wolters Kluwer NV (Netherlands)              91,052   12,472,326
----------------------------------------------------------------
                                                     110,873,703


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
CHEMICALS: 7.7%
----------------------------------------------------------------
Cytec Industries*                           108,000 $  4,779,000
DuPont(E.I.)deNemours                       228,550   17,055,544
Imperial Chemical ADR                        50,000    3,225,000
Monsanto                                    296,845   16,586,214
Solutia                                     138,410    3,970,637
----------------------------------------------------------------
                                                      45,616,395
COMPUTERS & TECHNOLOGY: 23.3%
----------------------------------------------------------------
America Online                               90,200    9,561,200
Cadence Design Systems*                     535,000   16,718,750
Cisco Systems*                              325,813   30,005,295
Dell Computer*                              106,000    9,834,812
Gartner Group Class A*                      323,895   11,326,203
Linear Technology                           220,700   13,310,969
Microsoft*                                  290,000   31,437,812
Parametric Technology*                      511,150   13,848,970
Wind River Systems*                          75,000    2,697,656
----------------------------------------------------------------
                                                     138,741,667
ELECTRONICS & ELECTRICAL: 4.3%
----------------------------------------------------------------
Analog Devices*                               7,955      195,395
Applied Materials*                          255,830    7,554,980
Maxim Integrated Products*                  316,700   10,045,328
Pittway                                      49,687    3,670,627
Texas Instruments                            75,000    4,373,438
----------------------------------------------------------------
                                                      25,839,768
FOOD, BEVERAGE & TOBACCO: 0.5%
----------------------------------------------------------------
U.S. Foodservice*                            88,725    3,110,920
----------------------------------------------------------------

HEALTHCARE & PHARMACEUTICALS: 10.9%
----------------------------------------------------------------
Alza*                                       100,000    4,325,000
American Home Products                       83,335    4,312,586
Omnicare                                    121,250    4,622,656
Pfizer                                      117,100   12,727,306
Schering-Plough                              48,555    4,448,852
Tyco International                          284,770   17,940,514
U.S. Surgical                                 5,535      252,534
Warner-Lambert                              231,825   16,082,859
----------------------------------------------------------------
                                                      64,712,307
INDUSTRIAL MACHINERY: 1.1%
----------------------------------------------------------------
Dionex*                                     247,500    6,558,750
----------------------------------------------------------------

LEISURE, LODGING & ENTERTAINMENT: 0.6%
----------------------------------------------------------------
Royal Caribbean Cruises                      46,150    3,668,925
----------------------------------------------------------------

METALS & MINING: 0.1%
----------------------------------------------------------------
Outdoor Systems                              25,775      721,700
----------------------------------------------------------------

MISCELLANEOUS: 1.9%
----------------------------------------------------------------
Meyer (Fred)                                 28,800    1,224,000
Robert Half International*                  104,287    5,827,036
Siebe plc (United Kingdom)*                 217,446    4,348,772
----------------------------------------------------------------
                                                      11,399,808
RETAIL: 1.4%
----------------------------------------------------------------
Costco Companies*                           129,025    8,140,671
----------------------------------------------------------------

TELECOMMUNICATIONS: 5.0%
----------------------------------------------------------------
AT & T                                       50,000    2,856,250
Comcast - Special Class A                   555,155   22,535,823
Hyperion Telecommunications*                 90,000    1,420,312
U S West                                          1           40
WorldCom*                                    62,860    3,038,888
----------------------------------------------------------------
                                                      29,851,313
TOTAL COMMON STOCK: 93.4%
(Cost $409,153,312)                                  556,135,546
----------------------------------------------------------------

                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
MONEY MARKET INSTRUMENTS:
----------------------------------------------------------------
CIT Group Holding
    6.10%, 7/1/98                       $20,200,000 $ 20,200,000
Federal National Mortgage Association
    5.36%, 7/23/98                       20,000,000   19,934,489
----------------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 6.7%
(Cost $40,134,489)                                    40,134,489
----------------------------------------------------------------

TOTAL INVESTMENTS: 100.1%
(Cost $449,287,801)                                  596,270,035
----------------------------------------------------------------

Other Assets Under Liabilities: (0.1%)                 (586,855)
----------------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $19.057 per share based
on 31,258,735 shares issued and outstanding)        $595,683,180
================================================================

EQUITY-INCOME FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                           Par          Market
LONG TERM-DEBT INVESTMENTS:                Amount       Value
----------------------------------------------------------------
Daimler-Benz Capital (Germany)
    4.125%, 7/5/03                       $  830,000   $  892,893
----------------------------------------------------------------

TOTAL LONG-TERM DEBT INVESTMENTS: 0 1%
(Cost $542,255)                                          892,893
----------------------------------------------------------------

CONVERTIBLE BONDS
----------------------------------------------------------------
AIR TRANSPORTATION: 0.1%
----------------------------------------------------------------
Continental Airlines
    6.75%, 04/15/06                         320,000      658,000
----------------------------------------------------------------

AUTOMOTIVE & AUTO PARTS: 0.1%
----------------------------------------------------------------
Volkswagon International
    4.875%, 2/15/05                         490,000      543,288
----------------------------------------------------------------

BANKING, FINANCE & INSURANCE: 0.2%
----------------------------------------------------------------
Bell Atlantic Financial Services
    5.75%, 4/1/03                         1,320,000    1,354,650
Loews
    3.125%, 9/15/07                         400,000      365,000
----------------------------------------------------------------
                                                       1,719,650
CABLE, MEDIA & PUBLISHING: 0.4%
----------------------------------------------------------------
Jacor Communications
    0.00%, 06/12/11                         610,000      506,300
    0.00%, 2/09/18                          310,000      134,850
News America Holdings
    0.00%, 3/11/13                        5,070,000    3,447,600
----------------------------------------------------------------
                                                       4,088,750
COMPUTER & TECHNOLOGY: 0.7%
----------------------------------------------------------------
ADT Operations Lyons
    0.00%, 7/6/10                           380,000      641,250
Apple Computer
    6.00%, 6/1/01                         1,350,000    1,559,250
    6.00%, 6/1/01                           600,000      693,000
Cirrus Logic
    6.00%, 12/15/03                         460,000      369,725
Micron Technology
    7.00%, 7/1/04                         1,160,000    1,081,700
Motorola
    0.00%, 9/27/13                        1,410,000    1,025,775
Quantum
    7.00%, 8/1/04                           720,000      684,000


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Softkey International
    5.50%, 11/1/00                       $  770,000   $  722,838
----------------------------------------------------------------
                                                       6,777,538
ELECTRONICS & ELECTRICAL: 0.1%
----------------------------------------------------------------
Hexcel Corporation
    7.00%, 8/1/03                           210,000      332,063
Sunbeam
    0.00%, 3/25/18                        5,180,000    1,191,400
----------------------------------------------------------------
                                                       1,523,463
INDUSTRIAL MACHINERY: 0.0%
----------------------------------------------------------------
Matsushita Electric Industries (Japan)
    1.30%, 3/29/02                       30,000,000      301,876
    1.40%, 3/31/04                       15,000,000      151,046
----------------------------------------------------------------
                                                         452,922
LEISURE, LODGING & ENTERTAINMENT: 0.0%
----------------------------------------------------------------
Hilton Hotels
    5.00%, 5/15/06                          180,000      187,875
----------------------------------------------------------------

PETROLEUM & PETROLEUM RELATED: 0.1%
----------------------------------------------------------------
Pennzoil
    4.75%, 10/1/03                          810,000    1,171,463
----------------------------------------------------------------

REAL ESTATE: 0.0%
----------------------------------------------------------------
Liberty Property Trust
    8.00%, 7/1/01                            10,000       12,900
----------------------------------------------------------------

RETAIL: 0.5%
----------------------------------------------------------------
Baker (J.)
    7.00%, 6/1/02                           260,000      250,900
Charming Shoppes
    7.50%, 7/15/06                          200,000      193,000
Federated Department Stores
    5.00%, 10/1/03                          720,000    1,154,700
Home Depot
    3.25%, 10/01/01                         910,000    1,676,675
Rite-Aid Notes
    5.25%, 9/15/02                        1,030,000    1,265,613
----------------------------------------------------------------
                                                       4,540,888
TOTAL CONVERTIBLE BONDS: 2.2%
(Cost $18,528,595)                                    21,676,737
----------------------------------------------------------------

                                          Number
COMMON STOCKS:                            of Shares
----------------------------------------------------------------
AEROSPACE & DEFENSE: 3.0%
----------------------------------------------------------------
Allied-Signal                               138,600    6,150,375
General Dynamics                             32,200    1,497,300
Lockheed Martin                              55,900    5,918,413
Loral Space and Communications               24,800      700,600
Northrop                                     21,300    2,196,563
Textron                                      96,200    6,896,338
United Technologies                          64,300    5,947,750
----------------------------------------------------------------
                                                      29,307,339
AUTOMOBILES & AUTO PARTS: 2.5%
----------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG (Germany)   1,700    1,712,223
Bayerische Motoren Werke (BMW) New (Germany)    340      337,555
Chrysler                                    146,500    8,258,938
Cooper Industries                            18,598    1,021,728
Ford Motor                                   23,100    1,362,900
General Motors-Class H                       21,100      994,338
General Motors                               56,600    3,781,588
Meritor Automotive                           58,433    1,402,392
TRW                                          58,900    3,217,413
Volvo AB ADR                                 10,900      323,594
Volvo AB (Sweden)                            80,100    2,378,861
----------------------------------------------------------------
                                                      24,791,530

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
BANKING, FINANCE & INSURANCE: 25.6%
----------------------------------------------------------------
Aetna                                        20,300  $ 1,545,338
Allstate                                    137,005   12,544,520
American Express                            182,000   20,748,000
AMP Limited (Australia)                      76,300      891,271
Associates First Capital Class A             63,854    4,908,789
Banc One                                    179,500   10,018,344
BankAmerica                                 135,700   11,729,569
Bank of Boston                               53,200    2,959,250
Bank of New York                            298,700   18,127,356
Bank of Nova Scotia (Canada)                 68,300    1,693,831
Beneficial                                   27,700    4,243,294
Chase Manhattan                              60,000    4,530,000
Cigna                                        34,500    2,380,500
Citicorp                                    124,100   18,521,925
Comerica                                     65,400    4,332,750
CS Holding AG (Swizerland)                   20,000    4,442,251
Edperbrascan Class A (Canada)               209,500    3,525,566
Federal National Mortgage                   317,700   19,300,275
First Chicago NBD                           109,723    9,724,201
First Marathon (Canada)                      92,100    1,518,528
Fleet Financial Group                        63,700    5,318,950
Fremont General                              69,397    3,760,450
General Re Corporation                       12,800    3,244,800
Hartford Financial Services                  60,200    6,885,375
Highlands Insurance Group*                   30,970      572,945
Household International                      93,600    4,656,600
Humana*                                      42,200    1,316,113
Lehman Brothers Holdings                     34,080    2,643,330
Marsh & McLennan                             18,000    1,087,875
MBIA                                          7,200      539,100
National Bank of Canada                     174,600    3,420,031
NationsBank                                 169,277   12,949,691
Nationwide Financial Services-A               8,700      443,700
Norwest                                     120,966    4,521,104
PMI Group                                    16,500    1,210,688
ReliaStar Financial                         102,600    4,924,800
Royal Bank of Canada (Canada)                63,000    3,798,671
Salomon                                       9,000      503,438
Societe Generale (France)                     5,245    1,087,786
Sparbanken Sverige AB,Swedbank-A
  Sharesoo (Sweden)                          32,200      966,362
Torchmark                                    62,000    2,836,500
Transamerica                                 20,500    2,360,063
Travelers Group                              25,900    1,570,188
Travelers Property & Casualty Class A        17,500      750,313
U S  Bancorp                                135,600    5,830,800
United Healthcare                            39,600    2,514,600
Washington Mutual                           190,763    8,280,285
Wells Fargo                                  15,400    5,682,600
----------------------------------------------------------------
                                                     251,362,716
BUILDING & MATERIALS: 0.4%
----------------------------------------------------------------
Fluor                                        18,200      928,200
Foster Wheeler                               25,900      555,231
Masco                                        33,600    2,032,800
----------------------------------------------------------------
                                                       3,516,231
CABLE, MEDIA, & PUBLISHING: 2.3%
----------------------------------------------------------------
CBS                                         116,585    3,701,574
Dun & Bradstreet                             32,400    1,170,450
Harland (John H.)                             1,200       20,325
New England Business Service                 15,500      499,875
Polaroid                                     31,200    1,109,550
Readers Digest Association                   35,400      960,225
Time Warner                                  80,483    6,876,281
Viacom Class B*                             116,200    6,768,650
Wallace Computer Services                    40,100      952,375
----------------------------------------------------------------
                                                      22,059,305
CHEMICALS: 3.8%
----------------------------------------------------------------
Air Products & Chemicals                     47,000    1,880,000
Dexter                                       27,000      858,938
Dial                                         42,400    1,099,750
DuPont (E.I.) DeNemours                      59,500    4,440,188
Great Lakes Chemical                         63,800    2,516,113


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Hanna (M.A.)                                 56,400  $ 1,032,825
Hercules                                     71,600    2,944,550
Hoechst AG (Germany)                         45,700    2,277,417
IMC Fertilizer Group                         33,400    1,006,175
Imperial Chemical ADR                        22,100    1,425,450
Lawter International                         19,200      208,800
Millenium Chemicals                          33,342    1,129,460
Monsanto                                     88,200    4,928,175
Nalco Chemical                               33,300    1,169,663
Octel*                                       11,200      222,600
Olin                                         53,700    2,238,619
Solutia                                      57,400    1,646,663
Union Carbide                                71,100    3,794,963
Witco                                        80,900    2,366,325
----------------------------------------------------------------
                                                      37,186,674
COMPUTERS & TECHNOLOGY: 2.2%
----------------------------------------------------------------
Cognizant                                    32,400    2,041,200
Compaq Computer                              12,002      340,543
Diebold                                      22,100      638,138
EG&G                                         34,700    1,041,000
Electronic Data Systems                     126,900    5,076,000
First Data                                   47,100    1,569,019
Gulfstream Aerospace*                        10,600      492,900
International Business Machines              39,900    4,581,019
NCR*                                         32,100    1,043,250
Unisys*                                     166,518    4,704,133
----------------------------------------------------------------
                                                      21,527,202
CONSUMER PRODUCTS: 6.7%
----------------------------------------------------------------
Avon Products                                15,800    1,224,500
Clorox                                       21,100    2,012,413
Corning                                       8,200      284,950
General Electric                            405,200   36,873,200
Kimberly-Clark                              119,200    5,468,300
Maytag                                       59,600    2,942,750
Minnesota Mining & Manufacturing             68,100    5,596,969
Premark International                        28,100      906,225
Rubbermaid                                   78,300    2,598,581
Unilever NV                                  24,800    1,957,650
Unilever (United Kingdom)                   514,600    5,523,500
Unilever NV-CVA (Netherlands)                 1,200       95,023
----------------------------------------------------------------
                                                      65,484,061
ELECTRONICS & ELECTRICAL: 2.5%
----------------------------------------------------------------
AMP                                          38,200    1,313,125
Cilcorp                                      14,100      676,800
Eaton                                        33,100    2,573,525
Motorola                                     83,400    4,383,713
Nitto Denko (Japan)                          18,000      269,748
Omron (Japan)                                20,000      304,751
Raytheon-Class A                              4,648      267,841
Raytheon-Class B                            144,600    8,549,475
Schlumberger Limited                         75,200    5,137,100
Sunbeam-Oster                                54,800      568,550
Xerox                                         8,000      813,000
----------------------------------------------------------------
                                                      24,857,628
ENERGY: 9.7%
----------------------------------------------------------------
Amerada Hess                                 65,600    3,562,900
Amoco                                        71,400    2,972,025
Anadarko Petroleum                           19,700    1,323,594
Atlantic Richfield                           73,200    5,718,750
British Petroleum ADR                       165,773   14,629,437
Chevron                                      88,000    7,309,500
Coastal                                      22,100    1,542,856
Donnelley & Sons                             49,700    2,273,775
Dresser Industries                           70,900    3,124,031
Duke Energy                                  35,276    2,090,103
Elf Aquitaine ADR                            26,500    1,881,500
Exxon                                        35,300    2,517,331
Kerr-McGee                                   15,100      873,913
Mobil                                        40,900    3,133,963
Occidental Petroleum                        218,500    5,899,500
Phillips Petroleum                           59,800    2,881,613
Questar                                     131,700    2,584,613
Royal Dutch Petroleum ADR                   154,000    8,441,125

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Santa Fe Energy Resources*                   33,989   $  365,382
Sempra Energy                               105,116    2,916,958
Sonat                                        28,700    1,108,538
Texaco                                        5,203      310,554
Total S.A. (France)                          53,254    6,906,176
Total S.A. ADR                               63,533    4,153,470
Ultramar Diamond Shamrock                    29,500      931,094
Unocal                                       37,300    1,333,475
US Industries                                35,580      880,605
USX-Marathon Group                           89,800    3,081,263
Valero Energy                                22,400      744,800
----------------------------------------------------------------
                                                      95,492,844
ENVIRONMENTAL SERVICES: 1.4%
----------------------------------------------------------------
Browning Ferris                              86,087    2,991,523
Burlington Resources                         65,200    2,807,675
Halliburton                                  64,100    2,856,456
Waste Management                            137,600    4,816,000
----------------------------------------------------------------
                                                      13,471,654
FOOD, BEVERAGE & TOBACCO: 4.0%
----------------------------------------------------------------
Anheuser Busch                               40,400    1,906,375
Bestfoods                                    59,200    3,437,300
Corn Products*                               37,250    1,261,844
DiMon                                        33,500      376,875
Dole Food                                    10,100      451,975
Gallaher Group Plc ADR                       83,900    1,835,313
General Mills                                31,914    2,182,120
Goodman Fielder Limited (Australia)         435,618      632,699
Heinz (H.J.)                                 37,700    2,115,913
Philip Morris                               390,400   15,372,000
Ralston-Purina Group                         27,300    3,188,981
RJR Nabisco Holdings                        201,460    4,784,675
The Seagram Company Ltd                      20,700      847,406
The Seagram Company (Canada)                  2,600      106,197
UST                                          21,500      580,500
----------------------------------------------------------------
                                                      39,080,173
HEALTHCARE & PHARMACEUTICALS: 6.2%
----------------------------------------------------------------
Allegiance                                    7,920      405,900
American Home Products                      167,000    8,642,250
Bausch & Lomb                                17,100      857,138
Baxter International                         56,800    3,056,550
Bristol-Myers Squibb                         72,700    8,355,956
Columbia/HCA Healthcare                     217,400    6,331,775
Johnson & Johnson                            26,400    1,947,000
Merck & Company                              33,400    4,467,250
Novartis (Switzerland)                        2,300    3,820,467
Sankyo (Japan)                               75,000    1,703,442
Schering-Plough                             115,600   10,591,850
Takeda Chemical Industries (Japan)           28,000      742,615
Tyco International                          162,834   10,258,542
----------------------------------------------------------------
                                                      61,180,735
INDUSTRIAL MACHINERY: 1.1%
----------------------------------------------------------------
Alstom (France)                              38,200    1,254,236
American Standard*                           55,800    2,493,563
Cookson Group PLC (United Kingdom)          196,842      676,365
Harnischfeger Industries                     33,100      937,144
Ingersoll-Rand                               61,250    2,698,828
Pall                                         23,700      485,850
Parker Hannifin                              48,450    1,847,156
----------------------------------------------------------------
                                                      10,393,142
LEISURE, LODGING & ENTERTAINMENT: 1.9%
----------------------------------------------------------------
Brunswick                                    41,300    1,022,175
Eastman Kodak                                18,600    1,358,963
King World Productions*                      34,000      867,000
McDonald's                                   55,800    3,850,200
MGM Grand*                                   58,200    1,836,938
Mirage Resorts*                              43,000      916,438
Starwood Hotels & Resorts Trust             123,934    5,987,561
Viad                                         83,800    2,325,450
----------------------------------------------------------------
                                                      18,164,725
METALS & MINING: 1.6%
----------------------------------------------------------------
Alcan Aluminum                               22,100      610,513


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Alcan Aluminum (Canada)                      44,300   $1,222,381
Alumax                                       27,300    1,266,037
Aluminum Company of America                  59,800    3,943,063
DoFasco (Canada)                             71,800    1,171,596
Inland Steel                                 79,600    2,243,725
Kaiser Aluminum*                             39,582      378,503
Newmont Mining                               62,000    1,464,750
Noranda (Canada)                             20,100      347,839
Pechiney S.A. (France)                       12,384      497,534
Phelps Dodge                                 31,700    1,812,844
USX-U.S. Steel Group                         32,400    1,069,200
----------------------------------------------------------------
                                                      16,027,985
MISCELLANEOUS: 0.9%
----------------------------------------------------------------
AC Nielson*                                  56,500    1,426,625
Block (H&R)                                  46,000    1,937,750
Manpower                                     36,800    1,055,700
Navistar International                       23,400      675,675
Ogden                                        47,400    1,312,388
Ryder Systems                                67,800    2,139,938
----------------------------------------------------------------
                                                       8,548,076
PACKAGING & CONTAINERS: 0.1%
----------------------------------------------------------------
Domtar                                          500        3,375
Domtar (Canada)                              89,700      601,972
----------------------------------------------------------------
                                                         605,347
PAPER & FOREST PRODUCTS: 1.0%
----------------------------------------------------------------
Boise Cascade                                42,700    1,398,425
Champion International                       53,400    2,626,613
Georgia-Pacific                              47,800    2,817,213
Weyerhaeuser                                 71,500    3,302,406
----------------------------------------------------------------
                                                      10,144,657
REAL ESTATE: 0.6%
----------------------------------------------------------------
Alexandria R.E. Equities                     10,500      314,344
Crescent Real Estate Equities                29,600      995,300
Duke Realty Investments                       9,400      222,663
Equity Office Properties Trust               34,600      981,775
Equity Residential Properties                38,500    1,826,344
Macerich                                     14,700      430,894
Mandamus Fastigheter (Sweden)*                1,610       10,066
Patriot American Hospitality                 15,398      368,590
Tornet Fastighets AB (Sweden)                19,520      312,437
Weeks                                        11,100      351,038
----------------------------------------------------------------
                                                       5,813,451
RETAIL: 4.5%
----------------------------------------------------------------
Charming Shoppes*                            50,900      240,979
Dayton Hudson                                65,200    3,162,200
Federated Department Stores*                 64,800    3,487,050
Footstar*                                    33,077    1,587,696
Harcourt General                             51,600    3,070,200
Harsco                                       68,600    3,142,738
Hudson's Bay (Canada)                        84,800    1,947,035
Intimate Brands                              14,300      394,144
Limited                                      88,822    2,942,229
Penney (J.C.)                                16,700    1,207,619
Public Storage                               23,700      663,600
Snap-on                                       2,700       97,875
Tandy                                        36,600    1,942,088
TJX                                         219,280    5,290,130
Toys R Us*                                   27,900      657,394
Tupperware                                    7,300      205,313
Venator Group                                10,100      193,163
Wal-Mart Stores                             235,400   14,300,550
----------------------------------------------------------------
                                                      44,532,003
TELECOMMUNICATIONS: 5.7%
----------------------------------------------------------------
Alcatel Alsthom (France)                     24,440    4,963,890
Alltel                                       41,400    1,925,100
Ameritech                                   128,400    5,761,950
AT & T                                      177,500   10,139,688
Bell Atlantic                               221,576   10,109,405
BellSouth                                    94,400    6,336,600
GTE                                          65,000    3,615,625
MCI Communications                           20,700    1,202,541

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Niagara Mohawk Power*                       119,100  $ 1,779,056
SBC Communications                          123,900    4,956,000
Sprint                                       27,000    1,903,500
WorldCom                                     69,407    3,355,386
----------------------------------------------------------------
                                                      56,048,741
TEXTILES, APPAREL & FURNITURE: 0.8%
----------------------------------------------------------------
Abercrombie & Fitch Class A                       3          126
Johnson Controls                             40,300    2,299,619
Kellwood                                     40,400    1,444,300
Nike                                         41,500    2,020,531
Stevens & Stevens                            47,300      845,488
Unifi                                        35,400    1,212,450
----------------------------------------------------------------
                                                       7,822,514
TRANSPORTATION & SHIPPING: 1.3%
----------------------------------------------------------------
Burlington Northern Santa Fe                 28,400    2,788,525
CSX                                         151,500    6,893,250
Norfolk Southern                             95,400    2,844,113
----------------------------------------------------------------
                                                      12,525,888
UTILITIES: 2.6%
----------------------------------------------------------------
Allegheny Energy                             94,200    2,837,775
American Electric Power                      94,500    4,287,938
Central & South West                         23,100      620,813
Central Maine Power                          48,800      951,600
Cinergy                                      43,000    1,505,000
Consolidated Edison                          45,575    2,099,298
DPL Inc                                      66,000    1,196,250
Entergy                                     145,600    4,186,000
FPL Group                                    18,700    1,178,100
Illinova                                     18,900      567,000
PacifiCorp                                   23,200      524,900
PG&E                                         88,445    2,791,545
Pinnacle West Capital                        51,000    2,295,000
----------------------------------------------------------------
                                                      25,041,219
TOTAL COMMON STOCK: 92.4%
(Cost $630,986,675)                                  904,985,840
----------------------------------------------------------------

PREFERRED STOCKS:
----------------------------------------------------------------
Aetna                                        12,400      931,550
Ahmanson (H.F.)cv. preferred-Series D         6,800      992,800
Airtouch Communications                      46,000    2,219,500
Automatic Com Exchange Sec                   17,800      427,200
Cendant                                      26,900      778,419
Chiquita Brands Series A                     15,500      711,063
Chiquita Brands Series B                      7,300      412,450
Conseco                                       6,100      988,200
Conseco Finance Trust IV                     16,500      874,500
DECS Trust                                   30,000      412,500
Evergreen Media*                             13,800    1,421,400
Hollinger International                      47,000      740,250
Houston Industries                           25,500    1,899,750
Ingersoll-Rand                               49,600      998,200
International Paper                           6,100      298,900
Kmart Financing                              24,700    1,729,000
Life RE Capital Trust II                      3,700      282,125
Loral Space & Communication                  28,700    2,206,313
MCN                                          75,900    1,888,013
MCN Financing                                 2,400      110,100
MediaOne Group                               33,100    2,976,931
Merrill 6.25% IGL -Strypes                   11,900      374,850
Occidental Petroleum                         14,100    1,113,900
Premier Parks                                24,500    1,555,750
Readers Digest Association                   43,100    1,109,825
Salomon                                      16,700      797,425
TJX Companies                                 1,700      901,000
Tosco*                                        3,200      179,200
U S  West                                    21,000    1,199,625
Union Pacific Capital Trust                  34,500    1,617,188
Wang Laboratories                            10,700      596,525
Wang Laboratories-Series B                    9,900      551,925
WBK Strypes Trust                            25,700      775,819
Williams                                      3,600      576,900
----------------------------------------------------------------

TOTAL PREFERRED STOCKS: 3.5%
(Cost $27,251,447)                                    34,649,096
----------------------------------------------------------------

                                         Maturity       Market
REPURCHASE AGREEMENT:                    Amount         Value
----------------------------------------------------------------
State Street Bank and Trust Co.
Repurchase Agreement, dated 6/30/98,
5.30%, maturing 7/1/98,
collateralized by U.S. Treasury
Bonds 8.375%, 8/15/08                   $16,093,000  $16,093,000
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 1.6%
(Cost $16,093,000)                                    16,093,000
----------------------------------------------------------------

TOTAL INVESTMENTS: 99.8%
(Cost $693,401,972)                                  978,297,566
----------------------------------------------------------------

Other Assets Over Liabilities: 0.2%                    1,688,089
----------------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $21.705 per share
based on 45,149,682 shares issued
and outstanding)                                    $979,985,655
================================================================


GLOBAL ASSET ALLOCATION FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Par         Market
LONG-TERM DEBT INVESTMENTS:                 Amount**    Value
----------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS: 9.9%
----------------------------------------------------------------
Federal Home Loan Mortgage:
    7.50%, 11/15/22                      $  685,000   $  721,408
Federal National Mortgage Association
    7.00%, 3/18/02                          182,467      185,424
    7.50%, 7/1/07                           279,056      289,345
    5.50%, 2/1/11                           280,036      273,209
    5.50%, 3/1/11                           198,717      193,873
    5.50%, 4/1/11                         1,356,973    1,323,890
    5.50%, 5/1/11                         1,148,478    1,120,478
    5.50%, 6/1/11                           119,159      116,254
    5.50%, 12/1/11                          415,233      403,552
    5.50%, 1/1/12                           338,082      328,572
    7.00%, 7/15/13                        1,600,000    1,628,992
    6.25%, 12/25/13                         470,103      470,277
    8.50%, 10/25/19                         755,000      806,718
    7.00%, 2/25/23                          289,779      298,846
    6.978%, 7/1/25                           83,425       86,449
    7.40%, 5/1/26                           663,805      680,605
    7.00%, 7/15/28                        2,190,000    2,220,791
Federal National Mortgage Association TBA
    6.50%, 7/15/28                        2,030,000    2,021,738
Federal National Mortgage Association (Australia)
    6.38%, 8/15/07                          855,000      545,607
Government National Mortgage Association
    10.00%, 6/15/13                         399,699      437,918
    11.00%, 12/15/15                        105,702      118,683
    7.50%, 1/15/23                          176,834      182,912
    7.375%, 4/20/23                         358,820      365,100
    7.375%, 6/20/23                         344,550      350,580
    7.50%, 8/15/23                          737,117      761,759
    7.50%, 9/15/23                          410,182      423,894
    7.00%, 12/15/23                         122,597      125,278
    7.00%, 2/15/24                          472,722      482,914
    7.00%, 3/15/24                          402,547      411,225
    7.00%, 5/15/24                          883,706      902,758
    7.38%, 5/20/24                          294,024      298,435
    7.00%, 7/20/24                          174,056      177,862
    8.00%, 8/15/24                          606,105      631,482
    7.00%, 10/20/24                         435,512      445,037
    8.00%, 6/15/25                           15,088       15,720
    7.00%, 8/15/25                           96,037       98,107
    8.00%, 8/15/25                          945,454      985,040
    7.00%, 10/15/25                         732,086      747,870
    7.00%, 11/15/25                         829,846      847,503
    8.00%, 4/15/26                          371,466      386,440

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
    8.00%, 7/15/26                       $   90,436   $   93,997
    7.00%, 10/15/26                         274,291      279,861
    7.00%, 11/15/26                       2,924,305    2,983,698
    8.00%, 2/15/27                          190,207      197,517
    7.50%, 5/16/27                        1,100,000    1,162,348
    8.00%, 6/15/27                          281,369      292,008
    7.00%, 7/15/27                          629,150      641,928
    8.00%, 7/15/27                          176,750      183,157
    5.50%, 8/20/27                           95,788       97,164
    7.00%, 9/15/27                           49,381       50,246
    5.50%, 9/20/27                          283,306      287,377
    7.00%, 10/15/27                         325,324      331,017
    7.00%, 11/15/27                          94,027       95,642
    7.00%, 12/15/27                         136,466      138,810
    7.00%, 1/15/28                          819,257      833,104
    5.00%, 2/20/28                          692,606      692,170
    6.50%, 3/15/28                        1,979,315    1,977,608
    6.50%, 4/15/28                        1,094,637    1,092,919
    5.50%, 4/20/28                          152,645      153,312
    7.00%, 5/15/28                          985,050    1,001,363
Government National Mortgage Association II
    6.875%, 11/20/21                         55,338       56,549
    7.125%, 9/20/23                          47,247       48,044
    7.375%, 6/20/24                          86,806       88,108
U.S. Treasury Bill
    5.07%, 8/20/98 (+)                    5,045,000    5,009,759
U.S. Treasury Bond
    6.375%, 8/15/27                         375,000      412,440
    6.125%, 11/15/27                      2,195,000    2,353,325
U.S. Treasury Notes
    5.625%, 11/30/99                        995,000      996,602
    5.50%, 3/31/00                        1,350,000    1,350,081
    5.50%, 5/31/03                        1,010,000    1,009,929
    5.625%, 5/15/08                         980,000      993,622
----------------------------------------------------------------
                                                      47,816,250
ASSET BACKED - 2.9%
----------------------------------------------------------------
Advanta Mortgage Loan Trust
    6.69%, 4/25/17                          595,000      601,831
    7.05%, 5/25/21                          685,000      695,823
    6.63%, 1/25/29                          615,000      624,508
Amres 97-3A3
    6.60%, 1/25/18                          400,000      400,936
BHET
    6.91%, 1/25/29                          190,000      193,621
Capital Equipment Resources Trust
    6.28%, 6/15/00                          180,000      180,859
Collateralized Mortgage Obligations Trust
    9.00%, 11/20/20                       1,491,442    1,614,247
Commercial Mortgage Acceptance Corporation
    6.57%, 12/15/30                         165,000      168,788
First Union
    6.65%, 6/18/08                          420,000      431,088
GE Capital Management Services
    6.00%, 2/25/24                          221,062      220,353
General Motors Acceptance Corporation
    6.70%, 5/15/30                        1,230,000    1,269,200
Green Tree Financial 97-2 A6
    7.24%, 4/15/28                          540,000      564,975
Green Tree Recreational Series 1998-A A1C
    6.18%, 6/15/19                          818,559      819,321
Greentree Series 1998-2 A5
    6.24%, 3/18/28                          870,000      875,159
Greentree 97-3
    6.93%, 7/15/28                          930,000      949,763
Greentree 97-B A1
    6.55%, 7/15/28                          721,570      727,653
GS Mortgage Securities II
    6.56%, 4/13/31                          350,000      357,326
Independent National Mortgage Corporation
    8.3229%, 12/25/24                       250,857      259,010
Merrill Lynch Mortgage Investors
    6.54%, 12/10/29                         985,000    1,011,309
    6.22%, 2/15/30                          985,983      993,989
Morgan Stanley Capital I
    7.2241%, 1/16/06                        560,000      582,747


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
PNC Mortgage Securities
    6.60%, 7/25/27                        $ 400,302   $  401,615
----------------------------------------------------------------
                                                      13,944,121
AEROSPACE & DEFENSE: 0.2%
----------------------------------------------------------------
BE Aerospace
    9.875%, 2/1/06                           45,000       47,981
    8.00%, 3/1/08                           125,000      125,000
DERLAN Manufacturing
    10.00%, 1/15/07                          50,000       52,500
K & F Industries
    9.25%, 10/15/07                          15,000       15,188
L-3 Communications
    10.375%, 5/1/07                          20,000       22,150
Lockheed Martin
    7.25%, 5/15/06                          410,000      436,138
Sequa
    9.375%, 12/15/03                          5,000        5,219
----------------------------------------------------------------
                                                         704,176
AUTOMOBILE & AUTO EQUIPMENT: 0.3%
----------------------------------------------------------------
Argo-Tech
    8.625%, 10/1/07                          10,000       10,175
Exide
    2.90%, 12/15/05                           5,000        3,113
Hertz
    7.00%, 1/15/28                          815,000      821,113
Lear
    9.50%, 7/15/06                          100,000      109,750
Motors & Gears
    10.75%, 11/15/06                         40,000       43,100
Navistar International
    7.00%, 2/1/03                           200,000      201,000
    8.00%, 2/1/08                            85,000       85,638
Newcor
    9.875%, 3/1/08                          100,000      101,250
Talon Automotive
    9.625%, 5/1/08                           70,000       70,875
----------------------------------------------------------------
                                                       1,446,014
BANKING, FINANCE & INSURANCE: 2.0%
----------------------------------------------------------------
AFC Capital Trust I
    8.207%, 2/3/27                          425,000      485,031
AT&T Capital
    6.25%, 5/15/01                          445,000      445,556
Aames Financial
    9.125%, 11/1/03                          45,000       44,775
Banponce-MTN
    7.125%, 5/2/02                          350,000      360,500
Bluegreen
    10.50%, 4/1/08                           10,000       10,025
Central Bank Philippines
    6.25%, 12/1/17                          106,000       93,280
Chevy Chase Bank
    9.25%, 12/1/05                           50,000       51,125
Cincinnati Financial
    6.90%, 5/15/28                          415,000      425,375
Colonial Capital II
    8.92%, 1/15/27                           35,000       39,419
Delta Financial
    9.50%, 8/1/04                            50,000       49,500
Dime Capital Trust I
    9.33%, 5/6/27                            15,000       17,775
Dollar Financial Group
    10.875%, 11/15/06                        20,000       21,600
Empress River Casino Finance
    10.75%, 4/1/02                           40,000       43,650
Falcon Holdings PIK
    11.00%, 9/15/03                          58,025       62,667
First Financial Caribbean
    7.84%, 10/10/06                         140,000      147,175
First Nationwide Holdings
    12.50%, 4/15/03                          50,000       57,250
    10.625%, 10/1/03                         40,000       45,400
Firstar Bank Milwaukee
    6.25%, 12/1/02                          340,000      340,500

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
General Motors Acceptance Corporation
    5.80%, 4/9/01                        $  325,000   $  323,375
Greenpoint Bank
    6.70%, 7/15/02                          250,000      253,125
    6.70%, 7/15/02                          225,000      227,813
Greenpoint Capital Trust I
    9.10%, 6/1/27                            15,000       16,969
Imperial Credit Capital Trust I
    10.25%, 6/14/02                          75,000       75,938
Imperial Credit Industries
    9.875%, 1/15/07                          35,000       35,088
Lehman Brothers Holdings
    6.50%, 10/1/02                          265,000      267,475
Merita Bank Ltd
    6.50%, 1/15/06                          565,000      567,119
NationsBank
    6.875%, 2/15/05                         875,000      910,000
Nationwide Credit
    10.25%, 1/15/08                          10,000       10,075
North Fork Capital Trust I
    8.70%, 12/15/26                          10,000       11,125
Ocwen Capital Trust I
    10.875%, 8/1/27                          10,000       10,925
Ocwen Federal Bank
    12.00%, 6/15/05                           5,000        5,475
Ocwen Financial
    11.875%, 10/1/03                          5,000        5,625
Orange Cogen Funding
    8.175%, 3/15/22                         110,000      121,352
Paine Webber Group
    6.55%, 4/15/08                          655,000      659,913
Phoenix Home Life Mutual
    6.95%, 12/1/06                          315,000      325,238
Popular
    6.40%, 8/25/00                          530,000      534,638
Provident
    7.41%, 3/15/38                          555,000      574,425
Provident Capital Trust I
    8.60%, 12/1/26                           35,000       38,500
PRT Funding
    11.625%, 4/15/04                         40,000       28,500
Salomon Brothers
    7.30%, 5/15/02                          395,000      411,294
Sampoerna International Finance
    8.375%, 6/15/06                         475,000      277,875
Southern Investments UK
    6.80%, 12/1/06                          845,000      866,125
Sovereign Capital Trust
    9.00%, 4/1/27                            20,000       23,125
TIG Holdings
    8.125%, 4/15/05                         370,000      403,300
Webster Capital Trust I
    9.36%, 1/29/27                            5,000        5,725
----------------------------------------------------------------
                                                       9,730,740
BUILDING & MATERIALS: 0.1%
----------------------------------------------------------------
American Architectural
    11.75%, 12/1/07                          10,000       10,425
Atrium
    10.50%, 11/15/06                         80,000       85,000
Building Materials
    8.625%, 12/15/06                          5,000        5,156
Continental Homes Holding
    10.00%, 4/15/06                          35,000       37,888
MDC Holdings
    11.125%, 12/15/03                        25,000       27,313
McII Holdings
    0.00%, 11/15/02                          75,000       70,969
Southdown
    10.00%, 3/1/06                           25,000       27,750
Williams Scotsman
    9.875%, 6/1/07                           15,000       15,675
----------------------------------------------------------------
                                                         280,176
CABLE, MEDIA & PUBLISHING: 0.9%
----------------------------------------------------------------
Acme Television
    0.00%, 9/30/04                           20,000       16,350


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Adelphia Communications
    9.875%, 3/1/07                        $  90,000    $  97,650
Albritton Communications
    9.75%, 11/30/07                         100,000      110,250
American Media Operation
    11.625%, 11/15/04                        50,000       54,250
Cablevision Systems
    9.25%, 11/1/05                           10,000       10,725
    9.875%, 2/15/13                         125,000      138,750
Century Communications
    9.50%, 3/1/05                            25,000       27,125
Chancellor Media
    8.125%, 12/15/07                         65,000       66,056
Citadel Broadcasting
    10.25%, 7/1/07                           20,000       22,000
Comcast
    9.50%, 1/15/08                           25,000       26,750
Commodore Media
    7.50%, 5/1/03                            90,000      102,488
Diva Systems
    0.00%, 3/1/08                           120,000       61,800
Dobson Wireline
    12.25%, 6/15/08                          70,000       68,250
Fox Kids Worldwide
    9.25%, 11/1/07                           75,000       74,813
    0.00%, 11/1/07                           55,000       35,544
Fox/Liberty Networks LLC
    8.875%, 8/15/07                          50,000       50,750
Garden State Newspapers
    8.75%, 10/1/09                           75,000       76,688
Granite Broadcasting
    9.375%, 12/1/05                          35,000       36,050
    8.875%, 5/15/08                          30,000       30,300
Gray Communication System
    10.625%, 10/1/06                          5,000        5,500
Jones Intercable
    10.50%, 3/1/08                           50,000       54,625
Knology Holdings
    11.875%, 10/15/07                       110,000       65,450
Lamar Advertising
    9.625%, 12/1/06                          85,000       91,163
    8.625%, 9/15/07                          15,000       15,394
Marcus Cable Operating Notes
    0.00%, 8/1/04                            50,000       48,625
News America Holdings
    7.70%, 10/30/25                         590,000      631,300
Outdoor Communications
    9.25%, 8/15/07                          185,000      190,550
Outdoor Systems
    9.375%, 10/15/06                          5,000        5,300
    8.875%, 6/15/07                         125,000      130,000
PSINET
    10.00%, 2/15/05                          50,000       51,250
PX Escrow
    0.00%, 2/1/06                            10,000        7,225
Pathnet
    12.25%, 4/15/08                          65,000       70,525
Pegasus Media
    12.50%, 7/1/05                           50,000       56,625
Radio One
    7.00%, 5/15/04                            5,000        5,100
SFX Broadcasting
    10.75%, 5/15/06                         125,000      139,063
SFX Entertainment
    9.125%, 2/1/08                           30,000       29,550
Sinclair Broadcast Group
    8.75%, 12/15/07                         100,000      102,250
Spanish Broadcasting System
    7.50%, 6/15/02                          100,000      114,500
    11.00%, 3/15/04                          30,000       32,550
Sullivan Broadcasting
    10.25%, 12/15/05                         75,000       85,781
TCI Satellite Entertainment
    10.88%, 2/15/07                          30,000       29,925
    0.00%, 2/15/07                           10,000        6,775
Time Warner
    7.75%, 6/15/05                          310,000      334,025
    8.875%, 10/1/12                         360,000      439,650

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Tri-State Outdoor Media
    11.00%, 5/15/08                       $  15,000   $   15,188
United International Holdings
    0.00%, 2/15/08                           80,000       49,400
Viacom
    8.00%, 7/7/06                           200,000      206,500
Von Hoffman Press
    10.375%, 5/15/07                         40,000       42,950
----------------------------------------------------------------
                                                       4,163,328
CHEMICALS: 0.0%
----------------------------------------------------------------
ISP Holdings
    9.75%, 2/15/02                           45,000       47,363
Koppers
    9.875%, 12/1/07                          10,000       10,400
NL Industries
    0.00%, 10/15/05                          40,000       41,200
Pioneer Americas Acquisition
    9.25%, 6/15/07                           15,000       14,775
Sovereign Specialty Chemicals
    9.50%, 8/1/07                            20,000       20,925
Sterling Chemical Holdings
    0.00%, 8/15/08                           40,000       23,300
----------------------------------------------------------------
                                                         157,963
COMPUTER & TECHNOLOGY: 0.5%
----------------------------------------------------------------
Amazon.Com
    0.00%, 5/1/08                            90,000       54,900
Cellnet Data Systems
    0.00%, 10/1/07                          170,000       97,538
Concentric Network
    12.75%, 12/15/07                             10       12,200
Dell Computer
    7.10%, 4/15/28                          490,000      502,250
IPC Information Systems
    0.00%, 5/1/08                            90,000       65,700
Millipore
    7.20%, 4/1/02                           285,000      294,263
Unisys
    9.75%, 9/15/16                          170,000      176,800
WMX Technologies
    7.10%, 8/1/26                           990,000    1,014,750
Wright Medical Technology
    10.75%, 7/1/00                           90,000       88,875
----------------------------------------------------------------
                                                       2,307,276
CONSUMER PRODUCTS: 0.3%
----------------------------------------------------------------
Capstar Broadcasting
    0.00%, 2/1/09                            85,000       64,813
Chattem
    8.875%, 4/1/08                           20,000       19,950
Color Spot Nurseries
    10.50%, 12/15/07                         20,000       19,200
French Fragrance
    10.375%, 5/15/07                         15,000       16,050
Iron Age
    9.875%, 5/1/08                           75,000       75,188
NBTY
    8.625%, 9/15/07                         200,000      205,500
Revlon Consumer Products
    8.625%, 2/1/08                          200,000      201,000
Sassco Fashions
    12.75%, 12/31/03                         25,000       27,063
Tyco International Group
    6.25%, 6/15/03                          330,000      329,175
    6.375%, 6/15/05                         320,000      321,200
United Stationer Supply
    12.75%, 5/1/05                            7,000        7,945
William Carter
    10.375%, 12/1/06                        100,000      107,250
William Carter Holdings 144A
    12.00%, 10/1/08                          25,000       26,750
----------------------------------------------------------------
                                                       1,421,084
ELECTRONICS/ELECTRICAL EQUIPMENT: 0.3%
----------------------------------------------------------------
Delta Electronics
    0.50%, 3/6/04                            40,000       43,368


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Echostar Satellite Broadcast
    0.00%, 3/15/04                        $  40,000    $  36,800
Fairchild Semiconductor
    10.125%, 3/15/07                         65,000       67,113
    0.00%, 3/14/08                           60,000       68,700
Flextronics International
    8.75%, 10/15/07                          20,000       20,175
HCC Industries
    10.75%, 5/15/07                          20,000       21,150
National Semiconductor
    6.50%, 10/1/02                           10,000        9,175
Pagemart Nationwide
    0.00%, 2/1/05                            20,000       17,800
Raytheon
    6.45%, 8/15/02                          815,000      827,225
Rhythms Netconnections
    0.00%, 5/15/08                           90,000       44,100
Signature Brands USA
    13.00%, 8/15/02                         100,000      113,375
Sygnet Wireless
    11.50%, 10/1/06                          15,000       16,706
Wavetek
    10.125%, 6/15/07                         10,000       10,400
Zilog
    9.50%, 3/1/05                            65,000       48,750
----------------------------------------------------------------
                                                       1,344,837
ENERGY: 0.4%
----------------------------------------------------------------
Abraxas Petro
    11.50%, 11/1/04                          30,000       30,900
Benton Oil & Gas
    9.375%, 11/1/07                          15,000       14,663
COHO Energy
    8.875%, 10/15/07                         20,000       19,050
Chesapeake Energy
    9.125%, 4/15/06                         125,000      122,500
Coastal
    6.95%, 6/2/28                           440,000      443,300
Costilla Energy
    10.25%, 10/1/06                          50,000       50,625
DII Group
    8.50%, 9/15/07                           10,000        9,950
Dailey International
    9.50%, 2/15/08                           30,000       29,550
Global Marine
    7.00%, 6/1/28                           660,000      671,550
Gothic Production
    11.125%, 5/1/05                          30,000       28,725
Michael Petroleum
    11.50%, 4/1/05                           30,000       30,225
Panaco
    10.625%, 10/1/04                         10,000       10,000
Pride Petroleum Services
    9.375%, 5/1/07                           20,000       21,125
Seven Seas Petroleum
    12.50%, 5/15/05                          20,000       20,050
Snyder Oil
    8.75%, 6/15/07                           15,000       15,113
Transamerican Energy
    0.00%, 6/15/02                          525,000      430,500
    11.50%, 6/15/02                         120,000      114,000
Transamerican Refining
    16.00%, 6/30/03                          40,000       42,600
----------------------------------------------------------------
                                                       2,104,426
ENVIRONMENTAL SERVICES: 0.2%
----------------------------------------------------------------
Allied Waste Industries
    0.00%, 6/1/07                            60,000       44,250
Allied Waste North America
    10.25%, 12/1/06                          25,000       27,594
Columbia Gas Systems
    7.32%, 11/28/10                         500,000      528,750
Petroleum Geo-Services
    7.50%, 3/31/07                          175,000      186,594
TransTexas Gas
    13.75%, 12/31/01                        157,000      174,270
----------------------------------------------------------------
                                                         961,458

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO: 0.2%
----------------------------------------------------------------
Ameriserv Food Distributors
    8.875%, 10/15/06                      $  25,000    $  25,250
    10.125%, 7/15/07                         15,000       15,675
Aurora Foods
    9.875%, 2/15/07                          60,000       63,300
Canandaigua Wine
    8.75%, 12/15/03                         155,000      158,682
Fleming
    10.625%, 7/31/07                        100,000      105,500
Philip Morris
    7.50%, 1/15/02                          405,000      421,200
Purina Mills
    9.00%, 3/15/10                           40,000       41,200
Smithfield Foods
    7.625%, 2/15/08                         140,000      138,425
Southern Foods,SFG Cap
    9.875%, 9/1/07                           10,000       10,400
Southland Corp.
    5.00%, 12/15/03                          50,000       43,625
Windy Hill Pet Food
    9.75%, 5/15/07                          105,000      111,300
----------------------------------------------------------------
                                                       1,134,557
HEALTHCARE & PHARMACEUTICALS: 0.8%
----------------------------------------------------------------
Alaris Medical Systems
    9.75%, 12/1/06                           50,000       52,250
Conmed
    9.00%, 3/15/08                           30,000       30,000
Dade International
    11.125%, 5/1/06                          50,000       56,625
ExtendiCare Health Services
    9.35%, 12/15/07                         150,000      154,500
Eye Care Centers of America
    9.125%, 5/1/08                           30,000       29,700
Fresenius Medical Capital Trust II
    7.875%, 2/1/08                           50,000       49,000
Fresenius Medical Care
    9.00%, 12/1/06                          150,000      156,000
Genesis Eldercare
    9.00%, 8/1/07                            25,000       24,625
Genesis Health Ventures
    9.25%, 10/1/06                           25,000       25,313
Global Health Sciences
    11.00%, 5/1/08                           30,000       29,700
Graphic Controls
    12.00%, 9/15/05                          45,000       50,456
Hudson Respiratory Care
    9.13%, 4/15/08                           40,000       39,850
ICN Pharmaceuticals
    9.25%, 8/15/05                          130,000      138,125
    9.25%, 8/15/05                           20,000       21,250
Icon Fitness
    0.00%, 11/15/06                          60,000       29,400
Imagyn Medical Technology
    12.50%, 4/1/04                           30,000       12,000
Integrated Health Services
    9.50%, 9/15/07                           20,000       21,000
    9.25%, 1/15/08                           40,000       41,600
MEDIQ
    0.00%, 6/1/09                            50,000       27,000
Magellan Health Services
    9.00%, 2/15/08                           70,000       69,475
Manor Care
    7.50%, 6/15/06                          285,000      304,950
Mediq
    11.00%, 6/1/08                           60,000       61,800
Medpartners
    7.38%, 10/1/06                          200,000      179,260
National Health
    7.30%, 7/15/07                          565,000      596,781
Paracelsus Healthcare
    10.00%, 8/15/06                          50,000       49,750
Paragon Health
    9.50%, 11/1/07                           60,000       61,200
Paragon Health Networks
    0.00%, 11/1/07                           20,000       13,175


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Pharmerica
    8.375%, 4/1/08                        $  30,000    $  29,925
Philip Morris
    7.50%, 4/1/04                         1,095,000    1,155,225
Prime Hospitality
    9.75%, 4/1/07                            40,000       42,900
Tenet Healthcare
    8.625%, 1/15/07                         125,000      130,000
----------------------------------------------------------------
                                                       3,682,835
INDUSTRIAL MACHINERY: 0.1%
----------------------------------------------------------------
AEP Industries
    9.875%, 11/15/07                         15,000       15,638
Brand Scaffold Services
    10.25%, 2/15/08                          20,000       20,450
Coinmach
    11.75%, 11/15/05                         50,000       55,875
Coinmach
    11.75%, 11/15/05                          5,000        5,588
Jackson Products
    9.50%, 4/15/05                           20,000       19,950
Morris Materials Handling
    9.50%, 4/1/08                            40,000       37,300
POGO Producing
    8.75%, 5/15/07                            5,000        5,113
Safety Components International
    10.125%, 7/15/07                         20,000       20,800
Viasystems
    9.75%, 6/1/07                            15,000       14,738
Waxman Industries
    0.00%, 6/1/04                             5,000        4,800
----------------------------------------------------------------
                                                         200,252
LEISURE, LODGING & ENTERTAINMENT: 0.5%
----------------------------------------------------------------
AMC Entertainment
    9.50%, 3/15/09                           40,000       41,050
Argosy Gaming
    13.25%, 6/1/04                          100,000      112,750
Boyd Gaming
    9.50%, 7/15/07                           50,000       51,625
Cinemark USA Series C
    9.625%, 8/1/08                          155,000      160,038
Coast Hotels & Casino
    13.00%, 12/15/02                         65,000       73,613
Colorado Gaming
    12.00%, 6/1/03                           79,350       85,698
Empress Entertainment
    8.125%, 7/1/06                           50,000       50,250
Epic Resorts
    13.00%, 6/15/05                          30,000       30,000
Fitzgeralds Gaming
    12.25%, 12/15/04                         70,000       68,075
Hollywood Casino
    12.75%, 11/1/03                          75,000       82,500
Host Mar Travel Plaza
    9.50%, 5/15/05                          130,000      138,125
Mohegan Tribal Gaming
    13.50%, 11/15/02                         45,000       58,106
Premier Parks
    12.00%, 8/15/03                          50,000       55,500
    9.25%, 4/1/06                            75,000       77,156
Showboat Marina Casino
    13.50%, 3/15/03                          50,000       59,500
Silver Cinemas
    10.50%, 4/15/05                          40,000       40,950
Six Flags Theme Parks
    0.00%, 6/15/05                          250,000      282,188
Sun International Hotels
    8.63%, 12/15/07                          75,000       77,344
Time Warner Entertainment
    8.38%, 7/15/33                          535,000      643,338
United Artists
    9.75%, 4/15/08                           40,000       39,900
----------------------------------------------------------------
                                                       2,227,706
METALS & MINING: 0.2%
----------------------------------------------------------------
AK Steel
    9.125%, 12/15/06                         65,000       68,088

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
AmeriSteel
    8.75%, 4/15/08                        $  50,000    $  50,125
Anker Coal Group
    9.75%, 10/1/07                          215,000      197,800
Continental Global Group
    11.00%, 4/1/07                           30,000       31,575
Potash Corp  Saskatchewan
    7.125%, 6/15/07                         725,000      752,188
WHX
    10.50%, 4/15/05                          30,000       30,600
----------------------------------------------------------------
                                                       1,130,376
MISCELLANEOUS - 0.5%
----------------------------------------------------------------
Affinity Group Holding
    11.00%, 4/1/07                           75,000       79,969
ATC Group Services
    12.00%, 1/15/08                          15,000       14,100
Banco Nacional de Comm
    11.25%, 5/30/06                          45,000       49,275
Calair
    8.125%, 4/1/08                           30,000       30,300
Day International Group
    9.50%, 3/15/08                           50,000       50,375
Decora Industries
    11.00%, 5/1/05                           40,000       39,000
Details
    10.00%, 11/15/03                         15,000       15,188
Focal Communications
    0.00%, 2/15/08                           80,000       48,700
Glenoit
    11.00%, 4/15/07                          15,000       16,088
Hedstrom Holdings
    0.00%, 6/1/09                             5,000        3,156
Home Interiors and Gifts
    10.125%, 6/1/08                          20,000       20,450
Huntsman
    9.0937%, 7/1/07                          50,000       50,500
Integrated Device Technology
    5.50%, 6/1/02                            20,000       16,475
Iron Mountain
    10.125%, 10/1/06                        150,000      162,750
    8.75%, 9/30/09                           20,000       20,450
Isle of Capri/Cap
    13.00%, 8/31/04                          10,000       10,575
Lodestar Holdings
    11.50%, 5/15/05                          30,000       30,338
Mahindra & Mahindra
    5.00%, 7/9/01                            35,000       29,575
MCF
    6.663%, 1/18/08                         655,000      674,237
Newpark Resources
    8.625%, 12/15/07                         10,000       10,175
OutSourcing Solutions
    11.00%, 11/1/06                          20,000       21,750
Paragon Corporate Holdings
    9.625%, 4/1/08                           20,000       18,400
Perry-Judd
    10.625%, 12/15/07                        75,000       79,125
Players International
    10.875%, 4/15/05                         25,000       27,125
Polymer Group
    9.00%, 7/1/07                            20,000       20,400
    8.75%, 3/1/08                            40,000       40,100
Premium Standard Farms
    11.00%, 9/17/03                          18,158       19,565
RAB Enterprises
    10.50%, 5/1/05                           60,000       60,675
Radnor Holdings
    10.00%, 12/1/03                          10,000       10,450
Solutia
    6.72%, 10/15/37                         765,000      776,353
Viasystems
    9.75%, 6/1/07                            75,000       73,688
W.R.Carpenter North America
    10.625%, 6/15/07                         75,000       79,875
----------------------------------------------------------------
                                                       2,599,182

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
PACKAGING & CONTAINERS: 0.1%
----------------------------------------------------------------
Huntsman Packaging
    9.125%, 10/1/07                       $  25,000    $  24,938
Owens-Illinois
    8.10%, 5/15/07                           25,000       26,531
Riverwood International
    10.25%, 4/1/06                           50,000       51,375
    10.875%, 4/1/08                          85,000       86,275
Stone Container Fin-Can
    11.50%, 8/15/06                          10,000       10,788
----------------------------------------------------------------
                                                         199,907
PAPER & FOREST PRODUCTS: 0.0%
----------------------------------------------------------------
CEX Holdings
    9.625%, 6/1/08                           40,000       41,100
Florida Coast Paper LLC
    12.75%, 6/1/03                           25,000       27,750
MAXXAM Group
    12.00%, 8/1/03                           10,000       11,200
United Stationers
    8.375%, 4/15/08                          40,000       40,100
----------------------------------------------------------------
                                                         120,150
REAL ESTATE: 0.2%
----------------------------------------------------------------
Beazer Homes USA
    8.875%, 4/1/08                           30,000       29,250
Equity Office Property 144A
    6.763%, 6/15/07                         450,000      450,563
ERP Operating
    6.63%, 4/13/05                          295,000      296,475
John Q. Hammons Hotels
    8.875%, 2/15/04                         125,000      126,250
----------------------------------------------------------------
                                                         902,538
RETAIL: 0.2%
----------------------------------------------------------------
Adams Outdoor Advertising
    10.75%, 3/15/06                         125,000      136,875
Affinity Group
    11.50%, 10/15/03                         75,000       79,219
Amscan Holdings
    9.875%, 12/15/07                         10,000       10,400
FRD Acquisition
    12.50%, 7/15/04                          10,000       11,000
Fleming
    10.50%, 12/1/04                          30,000       31,050
French Fragrances
    10.375%, 5/15/07                         10,000       10,700
Jitney-Jungle Stores
    12.00%, 3/1/06                           50,000       56,500
Kmart
    7.95%, 2/1/23                           175,000      176,750
Neiman Marcus Group
    7.125%, 6/1/28                          440,000      449,350
Sealy Mattress
    0.00%, 12/15/07                          20,000       13,300
Specialty Retailers
    8.50%, 7/15/05                            5,000        5,163
Stater Brothers Holdings
    9.00%, 7/1/04                           100,000      102,500
US Office Products
    9.75%, 6/15/08                           60,000       60,150
Zale
    8.50%, 10/1/07                           20,000       20,500
----------------------------------------------------------------
                                                       1,163,457
TELECOMMUNICATIONS: 1.0%
----------------------------------------------------------------
Adelphia Communications
    9.50%, 2/15/04                              475          505
Allegiance Telecom 144A
    0.00%, 2/15/08                           70,000       37,188
American Cellular
    10.50%, 5/15/08                          20,000       19,950
BTI Telecom
    10.50%, 9/15/07                          30,000       30,300
Birch Telecommunications
    14.00%, 6/15/08                          30,000       30,150

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Capstar Broadcasting
    9.25%, 7/1/07                         $  50,000   $   52,375
Cencall Communication
    0.00%, 1/15/04                            5,000        4,925
Centennial Cellular
    8.875%, 11/1/01                          15,000       15,619
Comcast Cellular
    9.50%, 5/1/07                            60,000       62,775
DTI Holdings units
    0.00%, 3/1/08                           200,000      106,500
Dobson Communications
    11.75%, 4/15/07                          55,000       59,538
Econophone
    0.00%, 2/15/08                           80,000       45,800
e.spire Communications
    0.00%, 11/1/05                           80,000       66,400
    0.00%, 4/1/06                            25,000       19,813
    13.75%, 7/15/07                          20,000       22,950
FirstWorld Communication
    0.00%, 4/15/08                          140,000       63,000
GST Telecommunications
    0.00%, 5/1/08                           170,000      102,000
GST USA
    0.00%, 12/15/05                          95,000       76,950
Global Crossing Holdings Limited
    9.625%, 5/15/08                         200,000      208,750
Hyperion Telecommunication
    0.00%, 4/15/03                           25,000       18,781
    12.25%, 9/1/04                           35,000       38,150
ICG Services
    0.00%, 2/15/08                          180,000      109,800
    0.00%, 5/1/08                           115,000       68,425
IDT
    8.75%, 2/15/06                           20,000       19,475
ITC Deltacom
    11.00%, 6/1/07                           35,000       39,463
IXC Communications
    9.00%, 4/15/08                           50,000       50,000
Intelcom Group USA
    0.00%, 5/1/06                            60,000       48,300
Intermedia Communication
    8.50%, 1/15/08                           80,000       80,200
    8.60%, 6/1/08                           170,000      172,125
Iridium LLC/Capital
    14.00%, 7/15/05                          45,000       50,175
    11.25%, 7/15/05                          10,000       10,050
JACOR Communications
    9.75%, 12/15/06                           5,000        5,463
KMC Telecom Holdings
    0.00%, 2/15/08                          125,000       75,313
Level 3 Communications
    9.125%, 5/1/08                           15,000       14,625
    8.50%, 5/15/08                           30,000       30,188
Long Distance International
    12.25%, 4/15/08                          90,000       90,450
MCI Communications
    6.125%, 4/15/02                         785,000      784,019
MGC Communications
    13.00%, 10/1/04                          10,000       10,000
MJD Communications
    9.50%, 5/1/08                            20,000       20,525
    0.00%, 5/1/08                            20,000       20,175
Metrocall
    10.375%, 10/1/07                         30,000       31,125
    9.75%, 11/1/07                           20,000       20,250
NTL
    0.00%, 4/1/08                           450,000      293,625
Nextel Communications
    0.00%, 8/15/04                          250,000      243,750
    0.00%, 9/15/07                          380,000      257,450
    0.00%, 2/15/08                          130,000       83,200
Nextel International
    0.00%, 4/15/08                          290,000      168,925
Nextlink Communications
    0.00%, 4/15/08                          160,000       98,400
Onepoint Communications
    14.50%, 6/1/08                           20,000       19,200


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Orbital Imaging
    11.625%, 3/1/05                       $  40,000   $   41,000
PowerTel
    0.00%, 2/1/06                            70,000       54,688
Price Communications Wire
    9.125%, 12/15/06                         50,000       50,000
Quest Communications International
    0.00%, 10/15/07                          35,000       26,338
    0.00%, 2/1/08                            10,000        7,275
RCN
    0.00%, 10/15/07                          50,000       32,000
    0.00%, 2/15/08                          130,000       79,300
Sprint Spectrum L P
    11.00%, 8/15/06                          15,000       17,288
Startec Global Communications
    12.00%, 5/15/08                          30,000       29,475
    12.00%, 5/15/08                          10,000        9,825
Telecommunication Techniques
    9.75%, 5/15/08                           30,000       30,188
Teligent
    11.50%, 12/1/07                          30,000       30,525
    0.00%, 3/1/08                           220,000      121,550
Ucar Global Enterprises
    12.00%, 1/15/05                          30,000       33,638
Winstar Communications
    0.00%, 10/15/05                          30,000       41,700
    15.00%, 3/1/07                           40,000       52,800
    11.00%, 3/15/08                         260,000      258,700
Winstar Equipment
    12.50%, 3/15/04                          30,000       33,900
----------------------------------------------------------------
                                                       4,947,305
TEXTILES & FURNITURE: 0.0%
----------------------------------------------------------------
Clark-Schwebel
    10.50%, 4/15/06                          45,000       49,894
GFSI
    9.625%, 3/1/07                           25,000       26,438
Galey & Lord
    9.125%, 3/1/08                           70,000       67,900
Guess
    9.50%, 8/15/03                            5,000        5,138
Westpoint Steven
    7.875%, 6/15/08                          40,000       40,000
----------------------------------------------------------------
                                                         189,370
TRANSPORTATION & SHIPPING: 0.7%
----------------------------------------------------------------
Aviation Sales
    8.125%, 2/15/08                          50,000       49,000
CSX Transportation
    7.95%, 5/1/27                           315,000      362,250
Coach USA
    9.375%, 7/1/07                           20,000       20,900
Continental Airlines
    9.50%, 12/15/01                         175,000      186,375
    7.42%, 4/1/07                            98,153      100,361
    6.54%, 9/15/09                          580,000      584,350
Johnstown America Industries
    11.75%, 8/15/05                          75,000       83,531
Kitty Hawk
    9.95%, 11/15/04                          30,000       31,125
MC Shipping
    11.25%, 3/1/08                           20,000       20,300
Newport News Shipbuilding
    8.625%, 12/1/06                          60,000       63,375
Norfolk Southern
    6.95%, 5/1/02                           400,000      413,500
    7.80%, 5/15/07                          400,000      464,000
    7.05%, 5/1/37                           555,000      594,544
Trans World Airlines
    11.50%, 12/15/04                         65,000       68,900
    11.375%, 3/1/06                          30,000       29,963
US Air
    9.625%, 9/1/03                          175,000      190,094
Viking Star Shipping
    9.625%, 7/15/03                           4,000        4,190
----------------------------------------------------------------
                                                       3,266,758

                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
UTILITIES: 0.4%
----------------------------------------------------------------
AES
    8.375%, 8/15/07                       $  25,000    $  25,250
Arizona Public Service
    6.75%, 11/15/06                         315,000      326,813
CMS Energy
    7.00%, 1/15/05                           30,000       29,363
Cleveland Electric
    9.50%, 5/15/05                           30,000       34,763
Connecticut Light & Power
    7.875%, 6/1/01                          210,000      215,513
El Pase Electric
    9.40%, 5/1/11                            10,000       11,400
Enersis SA
    7.40%, 12/1/16                            5,000        4,919
Jersey Central Power & Light
    6.85%, 11/27/06                         115,000      119,744
KN Energy
    6.45%, 3/1/03                           425,000      429,250
Long Island Lighting
    9.00%, 11/1/22                          200,000      229,750
Midland Funding
    10.33%, 7/23/02                          30,648       32,947
Midland Funding II
    11.75%, 7/23/05                          80,000       95,000
Niagara Mohawk Power
    9.95%, 6/1/00                            50,000       50,063
    5.875%, 9/1/02                           50,000       49,063
    7.75%, 10/1/08                           60,000       61,650
Northeast Utilities
    8.38%, 3/1/05                            32,000       32,160
    8.58%, 12/1/06                           13,374       13,424
Ram Energy
    11.50%, 2/15/08                          30,000       29,775
Saga Petroleum (Norway)
    7.25%, 9/23/27                          295,000      307,906
----------------------------------------------------------------
                                                       2,098,753
FOREIGN GOVERNMENT BONDS: 7.2%
----------------------------------------------------------------
Argentina Par Series L (Argentina)
    5.50%, 3/31/23                          113,000       85,315
BTPS (Italy)
    5.75%, 9/15/02                    3,335,000,000    1,950,149
Bulgaria-FLIRB Series A
    2.25%, 7/28/12                          410,000      273,163
Bundesrepublic Deutschland (Germany)
    5.625%, 1/4/28                        7,450,000    4,277,157
Compania Naviera Perez (Argentina)
    9.00%, 1/30/04                           35,000       34,300
Ecuador Global Bear - Series 20 YR (Ecuador)
    6.625%, 2/27/15                         272,604      156,747
France (Govt Of) (France)
    6.00%, 10/25/25                       9,472,000    1,698,768
France O.A.T  (France)
    5.50%, 10/25/07                       9,750,000    1,686,210
Germany (Federal Republic of) (Germany)
    6.00%, 1/4/07                         1,320,000      791,854
Government of Australia (Australia)
    10.00%, 10/15/07                      4,125,000    3,057,099
Government of New Zealand (New Zealand)
    8.00%, 4/15/04                        1,995,000    1,094,994
Kingdom of Denmark (Denmark)
    7.00%, 11/15/07                       8,030,000    1,342,706
Kredit Fuer Wiederaufban (Germany)
    5.00%, 1/4/09                         1,780,000      988,481
Mexico-Par Series W-B (Mexico)
    6.25%, 12/31/19                         620,000      514,216
Ministry Finance Russia
    12.75%, 6/24/28                         340,000      302,600
Peru PDI Series 20 Year
    4.00%, 3/7/17                           240,000      157,200
Poland Global (Poland)
    4.00%, 10/27/14                         395,000      360,438


                                            Par         Market
                                            Amount**    Value
----------------------------------------------------------------
Republic of Argentina (Argentina)
    6.625%, 3/31/05                      $  192,960   $  170,171
Republic of Korea
    8.875%, 4/15/08                         165,000      149,531
Republic of Panama
    8.875%, 9/30/27                         365,000      349,944
South Africa (Republic of) (South Africa)
    13.00%, 8/31/10                       1,785,000      261,510
Spanish Government (Spain)
    5.25%, 1/31/03                      131,780,000      882,312
Turkey T-Bill Government (Turkey)
    0.00%, 7/29/98                   40,760,000,000      141,264
United Kingdom Treasury (United Kingdom)
    8.00%, 12/7/00                        2,635,000    4,498,879
    7.00%, 6/7/02                         4,075,000    6,910,739
    7.25%, 12/7/07                        1,245,000    2,286,922
Vnesheconombank - Russia Series 19 Year
    6.625%, 12/15/15                        240,000      129,012
----------------------------------------------------------------
                                                      34,551,681
TOTAL LONG-TERM DEBT INSTRUMENTS: 30.1%
(Cost $ 143,404,593)                                 144,796,676
----------------------------------------------------------------

                                          Number
COMMON STOCKS:                           of Shares
----------------------------------------------------------------
AEROSPACE AND DEFENSE: 0.3%
----------------------------------------------------------------
Boeing                                       19,870      885,457
Career Education                              5,400      133,650
Hawker Pacific Aerospace                      5,600       63,350
Micrel                                        1,450       47,578
Remec                                         7,825       90,232
----------------------------------------------------------------
                                                       1,220,267
AUTOMOBILES & AUTO PARTS: 1.6%
----------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG (Germany)     492      495,538
Bayerische Motoren Werke (BMW) New (Germany)    186      184,807
Bridgestone (Japan)                          11,000      259,326
Cooper Industries                            18,930    1,039,967
CSX Auto                                      6,100      154,025
Dana                                         20,220    1,081,770
Ford Motor                                   18,700    1,103,300
Goodyear Tire & Rubber                       20,215    1,302,604
Honda Motor Ltd. (Japan)                      7,000      248,544
Lonrho Africa (South Africa)                 11,300       13,129
Meritor Automotive                            3,916       93,984
Michelin (France)                            11,502      662,311
Penske Motorsports                            3,700      108,341
Qingling Motors (Hong Kong)                 113,000       31,361
Renault SA (France)                           2,130      120,858
Tata Engineering & Locomotive GDR             9,500       30,400
Volkswagen AG (Germany)                         461      442,387
Volvo AB (Sweden)                             9,329      277,059
----------------------------------------------------------------
                                                       7,649,711
BANKING, FINANCE & INSURANCE: 13.2%
----------------------------------------------------------------
ABN Amro Holdings N.V. (Netherlands)         27,244      636,239
ACSYS                                         5,900       80,019
Acom (Japan)                                  1,900       89,995
AGF (Assurances Generales de France)
  (France)                                    4,228      238,644
Ahmanson (H.F.) & Co                          1,095       77,745
Allianz AG (Germany)                            750      246,820
Allianz AG New (Germany)                         22        7,179
Allied Irish Banks (Ireland)                 54,815      790,525
Allstate                                     10,980    1,005,356
Alpha Credit Bank (Greece)                    1,100       89,049
American Express                             29,175    3,325,950
American General                             17,050    1,213,747
American International Group                 13,900    2,029,400
Aon                                          17,215    1,209,354
Associates First Capital Class A              7,800      599,625
Banco Comercial Portugues S.A.
   (BCP) (Portugal)                           1,151       32,617
Banco Frances Del Rio Plata (Argentina)      10,888       80,038
Banco Frances Rio Plata ADR                   4,500      103,219
Bangkok Bank Public Company Limited
   (Thailand)                                29,600       36,561
Bank Leumi Le-Israel (Israel)                86,600      172,542
Bank of Boston                               19,870    1,105,269

                                          Number      Market
                                         of Shares    Value
----------------------------------------------------------------
Bank of Ireland (Ireland)                    39,729   $  811,010
Bank of Nova Scotia (Canada)                 27,254      675,906
BankAmerica                                  31,900    2,757,356
Bankers Trust New York                        7,380      856,541
Banque Nationale de Paris (France)           10,857      884,911
Bayerische Vereinsbank AG (Germany)           2,970      252,154
Chase Manhattan                              14,500    1,094,750
Cigna                                        16,425    1,133,325
Cimpor-Cimentos de Portugal (Portugal)        3,500      122,724
Citicorp                                     12,245    1,827,566
Comerica                                     17,400    1,152,750
Commercial Bank of Greece (Greece)            1,300       96,301
Commonwealth Bank of Australia (Australia)   19,062      221,959
Conseco                                      25,100    1,173,425
Credit Commercial de France (France)          1,830      153,685
Crestar Financial                            10,215      557,356
Dao Heng Bank Group Ltd  (Hong Kong)         25,000       35,498
Deutsche Bank AG (Germany)                    9,579      809,818
Development Bank of Singapore (Singapore)    43,100      238,948
Equitable                                    29,100    2,180,681
Federal Home Loan                            30,600    1,440,113
Federal National Mortgage                    15,115      918,236
Fifth Third Bancorp                          14,350      902,705
Finance Indus Gax et Eaux (France)               11          574
First Chicago NBD                            13,545    1,200,426
First Consulting Group                        3,800       99,631
Firstar                                       9,055      344,090
FirstRand Limited (South Africa)             37,800       57,092
Fleet Financial Group                         7,620      636,270
G. Accion S.A. ADR                            6,700       48,464
Gilman & Ciocia                               5,600      101,850
Grupo Financiero Banamex-B (Mexico)          77,000      146,151
Guoco Group (Hong Kong)                      18,000       18,936
Haci Omer Sabanci Holdings ADR               13,000      202,475
Hibernia Class A                             11,180      225,696
HSBC Holdings (Hong Kong)                    26,940      658,982
ING Groep N.V. (Netherlands)                 14,033      917,059
INSpire Insurance Solutions                   6,900      228,563
Irsa SP GDR                                   2,332       67,920
Julius Baer Holding AG (Switzerland)            149      465,288
KeyCorp                                      21,755      775,022
Kookmin Bank (Korea)                              1            5
Kredyt Bank GDR 144A                          5,600      104,720
Liberty Life Association of Africa
  (South Africa)                              7,036      134,998
Malaysia Assurance Alliance (Malaysia)       29,000       25,308
MBNA                                         42,100    1,389,300
Mercantile Bancorporation                     9,145      460,679
Merrill Lynch & Company                       8,810      812,723
MNI Holdings Berhad (Malaysia)               42,000       40,928
Morgan (J.P.)                                12,010    1,406,671
Morgan Stanley Dean Witter                   18,800    1,717,850
Muenchener Rueckversicherungs-
  Gisellschaftoo (Germany)                      523      258,897
National Bank of Greece (Greece)              1,080      138,208
National City                                12,195      865,845
National Westminster Bank
  (United Kingdom)                           21,100      377,640
Nikko Securities Ltd. (Japan)               110,000      454,611
Nordbanken Holdings (Sweden)                 22,528      164,798
Norwest                                      15,000      560,625
PNC Financial Group                          19,485    1,048,537
QBE Insurance Group LTD (Australia)           6,898       24,301
R.O.C. Taiwan Fund                           18,000      121,500
Reinsurance Group of America                  4,600      271,975
Resource America                              5,400      158,288
Royal & Sun Alliance Insurance Group
  (United Kingdom)                           39,535      403,250
Royal Bank of Canada (Canada)                 5,498      331,509
Skandinaviska Enskilda Banken (Sweden)       10,400      177,517
Societe Generale (France)                     3,464      718,416
SouthTrust                                    9,150      398,597
Sparbanken Sverige AB, Swedbank-A Shares
  (Sweden)                                    4,500      135,051
State Bank of India GDR                       5,200       61,620
Summit Bancorp                                7,860      373,350
SunAmerica                                   18,300    1,051,106
Svenska Handelsbanken (Sweden)                7,001      323,918
Taiwan Fund                                   8,200      110,188


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Thai Farmers Bank (Thailand)                 30,000   $   26,544
Travelers Group                              70,065    4,247,691
Turkiye Is Bankasi-C (Turkey)               678,500       27,352
UBS AG (Switzerland)                          2,880    1,068,983
Unibanco GDR                                 13,100      386,450
Unidanmark A/S (Denmark)                      1,977      177,418
Union Planters                                8,790      516,962
United Overseas Bank (Singapore)             12,000       37,355
Washington Mutual                            15,847      687,859
Wells Fargo                                   3,295    1,215,855
Yapi Ve Kredi Bankasi GDR                    11,098      270,791
Zurich Versicherungsgesellschaft
  (Switzerland)                                 589      375,223
----------------------------------------------------------------
                                                      63,323,512
BUILDINGS & MATERIALS: 0.6%
----------------------------------------------------------------
Barnett                                       4,500       90,563
Cemex S.A.-Class B (Mexico)                  34,300      151,475
Cemex,S.A. de C V  (Mexico)                  13,029       48,821
Corporacion Moxctezuma - Series B (Mexico)   68,000       79,625
CRH (Ireland)                                53,597      759,517
Gujarat Ambuja Cement GDR                    11,000       51,975
IJM - Berhad (Malaysia)                     207,000       55,197
Lafarge SA (France)                           1,909      196,856
Larsen & Toubro-GDR                           4,500       40,838
Larsen & Toubro-GDR                           3,600       32,670
Masco                                        18,800    1,137,400
----------------------------------------------------------------
                                                       2,644,937
CABLE, MEDIA, & PUBLISHING: 3.3%
----------------------------------------------------------------
CBS                                          49,000    1,555,750
Citadel Communications                        1,000       16,000
Carnival Cruise Lines                        38,200    1,513,675
Cellular Communications International             2           75
Cunningham Graphics International             4,800       82,800
Dai Nippon Printing (Japan)                  22,000      350,248
Gannett                                      38,500    2,735,906
InterPublic Group                            17,700    1,074,169
Jones Intercable                             10,500      263,813
Lamar Advertising                             6,900      246,244
McGraw-Hill                                  10,305      840,502
MediaOne Group                               27,770    1,220,144
Scandinavian Broadcasting System              4,200      126,394
Sinclair Broadcasting Group                   2,800       80,325
Tele-communications A                        36,600    1,405,669
Telecommunications-TCI Ventures Group A      58,200    1,165,819
Time Warner                                  14,000    1,196,125
Times Mirror 'A'                             16,705    1,050,327
Viacom Class B                               14,675      854,819
----------------------------------------------------------------
                                                      15,778,804
CHEMICALS: 0.7%
----------------------------------------------------------------
AquaPenn Spring Water                         5,600       48,300
Bayer AG (Germany)                           11,000      566,427
Cheung Kong Infrastructure (Hong Kong)       31,000       58,623
DuPont(E I )deNemours                        19,415    1,448,844
Eastman Chemical                             12,660      788,085
Witco                                        21,430      626,828
----------------------------------------------------------------
                                                       3,537,107
COMPUTERS & TECHNOLOGY: 5.6%
----------------------------------------------------------------
Analytical Surveys                            3,700      135,281
ASE Test                                      3,200       98,800
Acer GDR                                      6,000       35,400
Advanced Communications Systems               3,900       48,628
America Online                                7,200      763,200
Analysts International                        5,800      164,938
Applied Micro Circuits                        2,800       72,712
Aspect Development                            1,000       75,563
Asustek Computer                              9,850       77,815
BMC Software                                 38,600    2,005,994
Best Software                                 6,300      131,906
Black Box                                     4,700      156,128
BrightStar Information Technology Group       4,800       66,000
Cisco Systems                                17,100    1,574,803
Complete Business Solutions                   8,800      315,975
Computer Associates International            43,220    2,401,411
Computer Horizons                             4,507      167,182

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Computer Learning Centers                     9,000   $  224,156
Computer Task Group                           5,200      174,200
Compuware                                    17,400      889,031
Condor Technology Solutions                   7,100      103,394
Daou Systems                                  2,700       61,931
Data Dimensions                               4,700       80,341
Data Processing Resources                     5,100      158,897
Dell Computer                                 7,800      723,694
Deltek Systems                                1,200       29,250
EMC                                          32,500    1,456,406
Evolving Systems                              3,700       41,278
Exodus Communications                         3,400      151,938
First Virtual                                 4,800       57,900
Formula Systems(1985) (Israel)                1,600       55,918
Fundtech                                      5,400      101,588
Harbinger                                     8,850      214,613
HBO & Company                                50,000    1,764,063
Hewlett-Packard                              18,125    1,085,234
IDT                                           7,100      213,666
Igen International                            2,600      106,031
Information Management Resources              5,075      171,757
Integrated Process Equipment                    700        7,831
International Business Machine               15,400    1,768,113
Keane                                         3,000      168,000
Legato Systems                                6,900      269,531
Medirisk                                      3,800       76,238
Metro Information Services                    4,300      167,969
Microsoft                                    33,800    3,664,131
NCR                                          20,280      659,100
PMT Services                                  6,400      162,800
Parametric Technology                        29,700      804,684
PeopleSoft                                   19,100      897,103
Peregrine Systems                             7,700      219,691
Pinnacle Systems                              2,200       70,675
QLogic                                        3,800      135,494
Renaissance Worldwide                         8,660      188,626
SPR                                           2,500       76,094
Seagate Technology                           33,745      803,553
Software AG Systems                           6,200      181,350
Summit Design                                 7,500      110,859
Visual Networks                               4,600      168,619
Walker Interactive Systems                    6,600       97,763
----------------------------------------------------------------
                                                      26,855,246
CONSUMER PRODUCTS: 2.4%
----------------------------------------------------------------
Bebe Stores                                     800       10,450
Clorox                                       15,585    1,486,419
Equity                                       10,650      255,600
Estee Lauder Class A                         14,200      989,563
Fuji Photo Film (Japan)                      10,000      347,157
General Electric                             38,100    3,467,100
Guangdong Kelon Electric Holding
  (Hong Kong)                                60,000       47,244
Hedstrom Holdings                               303          379
Home Products International                   2,800       32,375
Kao (Japan)                                  33,000      507,583
Kimberly-Clark                               19,565      897,544
Minnesota Mining & Manufacturing             11,700      961,594
Procter & Gamble                             19,100    1,739,294
Provant                                       5,097       93,976
RCM Technologies                              4,000       81,625
Shiseido (Japan)                             16,000      181,240
Weider Nutrition International               15,600      265,200
----------------------------------------------------------------
                                                      11,364,343
ELECTRONICS & ELECTRICAL: 2.2%
----------------------------------------------------------------
Advanced Lighting Technologies                4,600      107,525
ATMI                                          4,400       66,275
Beiging Datang Power (Hong Kong)             60,000       16,845
Canon (Japan)                                14,000      316,970
Dixons Group plc (United Kingdom)            30,000      242,444
Eaton                                         9,780      760,395
Emerson Electric                             14,225      857,945
Flextronics International                       600       26,081
Fujitsu (Japan)                              44,000      461,726
Harmonic Lightwaves                           7,900      121,956
Lumen Technologies                            9,900       87,863
Phillips Electronics N V  (Netherlands)       9,049      759,170


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Premier Farnell plc (United Kingdom)          7,600   $   38,664
Premisys Communications                       4,200      104,738
Samsung Electronics (Korea)                   2,133       66,025
Siliconware Precision GDR                     6,288       50,776
Smiths Industries (United Kingdom)           25,468      355,988
Sony (Japan)                                  6,400      549,702
ST Microelectronics NV-NY shares              7,491      523,434
Taiwan Semiconductors ADR                     7,000      118,125
Texas Instruments                            42,470    2,476,532
Vestel Elektronik Sanayi ve Ticaret
  (Turkey)                                  561,100       74,696
Xerox                                        25,725    2,614,303
----------------------------------------------------------------
                                                      10,798,178
ENERGY: 3.7%
----------------------------------------------------------------
A.O. Taneft-ADR                              12,600       98,280
Amoco                                        26,260    1,093,073
Atlantic Richfield                           12,280      959,375
British Petroleum (United Kingdom)           37,794      550,027
British Petroleum ADR                        15,278    1,348,284
Burmah Castrol (United Kingdom)              32,499      581,655
Coastal                                      12,360      862,882
Cooper Cameron                               19,890    1,014,390
Duke Energy                                  14,480      857,940
Elf Aquitaine ADR                            15,290    1,085,590
Elf Aquitaine (France)                        4,968      696,728
Ente Nazionale Idrocarburi SpA (ENI)
  (Italy)                                    72,797      476,251
Exxon                                        38,897    2,773,842
Kerr-McGee                                   19,335    1,119,013
Mobil                                        12,810      981,566
Petroleo Brasileiro ADR                      13,900      257,428
Ramco Energy plc ADR                         11,000      118,250
Sonat                                        18,130      700,271
Tosco                                        26,015      764,191
Total SA (France)                             5,816      754,240
Western Atlas                                 6,600      560,175
----------------------------------------------------------------
                                                      17,653,451
ENVIRONMENTAL SERVICES: 0.3%
----------------------------------------------------------------
Cia Vale Do Rio Doce ADR                     15,100      300,641
Superior Services                             7,100      213,666
USA Waste Services                           20,800    1,027,000
----------------------------------------------------------------
                                                       1,541,307
FARMING & AGRICULTURE: 0.0%
----------------------------------------------------------------
Pick Szeged Rt. GDR                           9,400      110,215
----------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 3.1%
----------------------------------------------------------------
Agribrands International                          1           15
B.A.T. Industries plc (United Kingdom)       67,434      673,192
Bass plc (United Kingdom)                    38,098      711,736
Celestial Seasonings                          3,400      169,150
Coca-Cola Enterprises                        35,700    1,401,225
Coca-Cola Femsa S.A. ADR                      9,200      159,850
General Mills                                12,015      821,526
Greencore Group (Ireland)                    46,122      250,639
Hain Food Group                               6,400      165,400
Heinz (H.J.)                                 23,015    1,291,717
Kentucky Fried Chicken Berhad (Malaysia)     27,000       14,399
McDonald's                                   17,875    1,233,375
Nestle SA (Switzerland)                         677    1,446,227
Panamerican Beverages                         8,000      251,500
PepsiCo                                      25,315    1,042,662
Philip Morris                                32,900    1,295,438
Quaker Oats                                  20,040    1,100,947
Sara Lee                                     30,500    1,706,094
Whitman                                      51,600    1,183,575
----------------------------------------------------------------
                                                      14,918,667
HEALTHCARE & PHARMACEUTICALS: 7.9%
----------------------------------------------------------------
American Home Products                       35,300    1,826,775
American Oncology Resources                   9,700      118,522
Amsurg CL A                                   5,600       42,700
Baxter International                         25,755    1,385,941
Bristol-Myers Squibb                         39,990    4,596,351
Cardinal Health                              11,200    1,050,000
CareMatrix                                    4,400      118,525

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Centennial HealthCare                         4,900   $   87,588
Concentra Managed Care                        3,839       99,694
Coulter Pharmaceuticals                       6,000      181,875
Cyberonics                                    3,000       31,969
Digene                                        4,300       42,059
Eli Lilly & Company                          22,300    1,473,194
F.Y.I.                                        2,600       74,263
Glaxo Wellcome plc (United Kingdom)          15,052      452,926
HealthCare Financial Partners                 2,400      147,075
Healthsouth                                  43,000    1,147,563
Horizon Medical Products                      4,000       36,625
Impath                                        3,200       77,700
Johnson & Johnson                            13,705    1,010,744
Kendle International                          3,700      111,000
McKesson                                      4,100      333,125
Medicis Pharmaceutical Cl A                   6,550      238,256
MedQuist                                      9,400      271,131
Merck & Company                              24,585    3,288,244
Minimed                                       3,300      173,456
National Surgery Centers                      1,175       34,405
Natural Alternatives International            3,500       70,438
NBTY                                          2,700       49,359
NCS HealthCare                                2,700       77,119
Novartis (Switzerland)                          350      581,375
Pediatrix Medical Group                         900       33,469
Pfizer                                       21,100    2,293,306
Pharmacia & Upjohn                           50,280    2,319,165
Pharmacia & Upjohn (Sweden)                  11,021      505,778
Promedco Management                          10,000      101,250
Province Healthcare                           1,800       48,994
Quintiles Transnational                      12,100      594,791
Ranbaxy Laboratories-GDR                      4,400       69,740
Renal Care Group                              3,350      147,819
Rexall Sundown                                8,196      292,495
Sabratek                                      5,900      133,488
Schein Pharmeceutical                         4,682      124,658
Schering-Plough                              24,100    2,208,163
Serologicals                                  2,600       84,500
Simione Central Holdings                      9,500       64,422
SONUS Pharmaceuticals                         2,500       30,859
Starwood Hotels & Resorts Trust              15,800      763,338
Sterigenics International                     5,000      129,375
Trimeris                                      3,850       27,672
Tyco International                           64,000    4,032,000
VA Technologie (Australia)                    2,353      292,310
Walgreen                                     33,700    1,392,231
Warner-Lambert                               44,400    3,080,250
Wesley Jessen VisionCare                      4,000       92,375
Xomed Surgical Products                       5,500      170,156
----------------------------------------------------------------
                                                      38,262,601
INDUSTRIAL MACHINERY: 1.1%
----------------------------------------------------------------
Caterpillar                                   4,865      257,237
Daewoo Heavy Industries (Korea)              11,000       33,489
Deere & Co                                   16,255      859,483
Ingersoll-Rand                               55,830    2,460,009
Mannesmann AG (Germany)                       8,960      907,398
Molins (United Kingdom)                       7,262       26,104
Rieter Holdings (Switzerland)                   109       75,321
Sandvik (Sweden)                              9,271      253,889
Tomkins plc (United Kingdom)                106,184      579,166
----------------------------------------------------------------
                                                       5,452,096
LEISURE, LODGING & ENTERTAINMENT: 0.9%
----------------------------------------------------------------
Ambassadors International                     6,500      196,828
Berjaya Sports Toto Berhad (Malaysia)        49,000       73,050
Eastman Kodak                                14,985    1,094,842
Hasbro                                       23,080      907,332
Indian Hotels GDR                             4,400       34,100
Granada Group plc (United Kingdom)           19,500      359,087
MemberWorks                                   3,300      107,044
Marriott International-Class A               19,600      634,550
Morton's Restaurant Group                     3,200       77,000
North Face                                    7,000      168,875
Pegasus Systems                               7,400      189,163
Steiner Leisure                               4,350      132,131
Travel Services International                 4,600      150,938
Vistana                                       7,400      135,513
----------------------------------------------------------------
                                                       4,260,453


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
METALS & MINING: 0.2%
----------------------------------------------------------------
Billiton plc (South Africa)                  30,000    $  58,257
CIA Siderurgica Nacional ADR                  2,300       56,350
Grupo Imsa S.A. ADR                           6,000       90,750
Hindalco Industries GDR                         800       11,152
Hindalco Industries GDR                       2,500       34,850
Madeco S.A. ADR                               7,400       65,213
Mol Magyar Olaj-es GDR 144A                   4,200      113,264
Pohang Iron & Steel (Korea)                   1,380       46,017
Rio Tinto plc (United Kingdom)               36,407      410,210
Sasol Ltd. (South Africa)                    21,800      124,287
Siderurgica Venezolana Sivensa ADR            2,333       15,167
----------------------------------------------------------------
                                                       1,025,517
MISCELLANEOUS: 1.7%
----------------------------------------------------------------
AnswerThink Consulting Group                  1,600       34,300
Bright Horizons                               3,200       90,400
BTR plc - B shares (United Kingdom)         136,891       78,775
BTR plc (United Kingdom)                    111,224      315,850
Cendant                                      74,800    1,561,450
CN Biosciences                                2,700       68,850
Cookson Group plc (United Kingdom)           41,100      141,223
Education Management                          5,800      191,400
International Paper                          13,005      559,215
KTI                                           5,700      123,619
Lason Incorporated                            6,700      363,894
Lonrho (South Africa)                        11,300       51,014
Malakoff Berhad (Malaysia)                   36,000       66,760
Market Facts                                  6,600      141,075
Media Arts Group                              6,000      116,625
Metamor Worldwide                             3,725      131,190
NCO Group                                     8,550      189,169
On Assignment                                 8,200      287,256
Outsource International                       4,200       38,063
Pitney Bowes                                 39,165    1,884,816
ProBusiness Services                          2,600      122,038
Romac International                           4,200      128,100
Securicor (United Kingdom)                   56,573      463,326
Siebe plc (United Kingdom)                   15,000      299,990
Staff Leasing                                 7,400      218,763
Strayer Education                             7,000      252,656
Valores Industriales S A  (Mexico)            4,380      136,768
Vedior NV-CVA (Netherlands)                   7,106      200,462
----------------------------------------------------------------
                                                       8,257,047
PACKAGING & CONTAINERS: 0.4%
----------------------------------------------------------------
Cosmos Bottling (Philippines)               581,800       65,575
Owens-Illinois                               45,310    2,027,623
----------------------------------------------------------------
                                                       2,093,198
PAPER & FOREST PRODUCTS: 0.3%
----------------------------------------------------------------
Boise Cascade                                24,260      794,515
Consolidated Graphics                         2,900      171,100
Kimberly Clark De Mexico - A (Mexico)        42,400      147,528
Svenska Cellulosa (Sweden)                   16,741      432,289
----------------------------------------------------------------
                                                       1,545,432
REAL ESTATE: 0.0%
----------------------------------------------------------------
Ayala Land (Philippines)                    246,600       70,964
Fastighets AB Balder (Sweden)                   320        3,182
Mandamus Fastigheter (Sweden)                   225        1,407
SM Prime Holdings (Philippines)             339,500       53,734
----------------------------------------------------------------
                                                         129,287
RETAIL: 4.8%
----------------------------------------------------------------
99 Cents Only Stores                          3,550      147,325
Action Performance                            5,000      161,094
Ameriking                                        75        3,900
Brasil Distr Pao Acu ADR                     13,700      309,963
Cifra S.A. de C.V. (Mexico)                  84,850      124,526
Coldwater Creek                               2,700       73,913
Colgate-Palmolive                            25,350    2,230,800
Cost Plus                                     3,500      105,000
Costco Companies                             36,100    2,277,684
CVS                                          63,042    2,454,698
Dayton Hudson                                36,200    1,755,700

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Distribucion Y Servicio ADR                   4,800   $   72,000
Guitar Center                                 5,400      163,013
Hibbett Sporting Goods                        4,000      159,500
Home Choice Holdings                          7,600       91,437
Home Depot                                   16,500    1,370,531
Hot Topic                                     3,400       82,025
K Mart                                       52,410    1,008,893
Linens N Things                              10,200      311,738
Meyer(Fred)                                  10,400      442,000
Office Depot                                 16,700      527,094
Penney (J.C.)                                13,860    1,002,251
Piercing Pagoda                               3,000      107,625
PJ America                                    2,600       47,288
Rent-Way                                     10,900      332,450
Ricoh (Japan)                                19,000      199,518
Safeway                                      30,900    1,257,244
Sears,Roebuck                                12,585      768,472
Super-Sol Limited - ADR                      10,160      167,640
The Men's Wearhouse                           6,000      198,187
TJX                                          59,600    1,437,850
Toys R Us                                    29,140      686,611
U.S.A. Floral Products                        2,400       38,100
Wal-Mart Stores                              48,400    2,940,300
----------------------------------------------------------------
                                                      23,056,370
TELECOMMUNICATIONS: 4.8%
----------------------------------------------------------------
Advanced Information Service (Thailand)      10,700       45,748
Alcatel Alsthom (France)                      1,200      243,726
Ameritech                                    22,635    1,015,746
Artesyn Technologies                          9,400      149,813
Asia Satellite Telecom Holdings
  (Hong Kong)                                35,000       57,829
AT & T                                       51,745    2,955,933
Benpres Holdings (Philippines)              245,000       37,014
China Telecom (Hong Kong)                    38,000       65,974
Compania Anonima Nacional Telefonos de
  Venezuela ADR                               2,700       67,500
Del Global Technologies                       7,511       75,345
Deutsche Telekom (Germany)                   12,995      350,031
Dycom                                         7,200      243,000
e.spire Communications                        8,100      183,009
Excel Switching                               3,100       77,306
GeoTel Communications                         5,928      240,454
Grupo Televisa S.A. GDR                       8,120      305,515
GTE                                          17,735      986,509
Heftel Broadcasting                           8,000      357,250
Hellenic Telecommunication Organization
  SA OTE)                                    10,666      137,053
Hellenic Telecommunications (Greece)         18,109      463,609
Intermedia Communications                     5,400      226,294
ITC DeltaCom                                  2,400      102,525
Koninklijke PTT NV (Netherlands)              2,827      108,600
Koor Industries GDR                           6,800      158,950
Lucent Technologies                          31,800    2,645,363
Mahanagar Telephone Nigam GDR                11,350      118,891
Nextel Communications                           549       13,639
Nokia Oyj (Finland)                           9,088      667,287
Northern Telecom Limited                     13,306      755,116
Northern Telecom Limited (Canada)             9,734      553,102
Philippine Long Distance Telephone
  (Philippines)                               3,160       71,990
Portugal Telecommunication                    4,200      222,338
Saga Communications                           6,928       96,992
SBC Communications                           31,684    1,267,360
SK Telecom (Korea)                               95       29,614
Smartone Telecommunications (Hong Kong)      15,000       36,595
Stet Hellas Telecommunications ADR            2,500      103,594
Tadiran (Israel)                              2,900       95,589
Telecom Corporation of New Zealand
  (New Zealand)                              20,400       83,879
Telecom Corporation of New Zealand-IR
  (New Zealand)                              35,200       75,101
Telecom Italia SpA (Italy)                  106,200      780,359
Telecommunicacoes Brasileiras S.A.-ADR        8,686      948,403
Telefonaktiebolaget LM Ericsson (Sweden)     17,924      522,232
Telefonica de Espana (Spain)                 18,856      871,052
Telefonica del Peru,S.A.-ADR                  4,800       98,100
Tellabs                                      17,500    1,252,891
U.S. West                                    22,593    1,061,864
Videsh Sanchar Nigam Ltd  GDR                 9,000       96,300


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Vodafone Group plc (United Kingdom)          42,392   $  538,102
Winstar Communications                        5,600      240,625
WorldCom                                     24,500    1,184,422
----------------------------------------------------------------
                                                      23,085,533
TEXTILES, APPAREL & FURNITURE: 0.4%
----------------------------------------------------------------
Cort Business Services                        6,100      192,150
French Fragrances                             7,600      117,325
Gucci Group N V                                 200       10,600
Jones Apparel Group                          20,000      731,250
Lear                                         16,060      824,079
Wolverine World Wide                          3,985       86,425
----------------------------------------------------------------
                                                       1,961,829
TRANSPORTATION & SHIPPING: 0.8%
----------------------------------------------------------------
AMR                                          12,100    1,007,325
Bombardier (Canada)                          14,800      403,338
British Airways plc (United Kingdom)         49,434      532,253
Carey International                           5,000      140,625
Deutsche Lufthansa AG (Germany)              14,630      366,559
Expeditors International                      4,450      195,244
International Container Terminal Services
  (Philippines)                             486,900       55,462
Jevic Transportation                          2,300       25,731
Peninsular and Orient Steam
  (United Kingdom)                           20,935      301,880
Rental Service                                6,000      201,750
TNT Post Group NV (Netherlands)               2,827       72,123
UAL                                           8,000      624,000
----------------------------------------------------------------
                                                       3,926,290
UTILITIES: 2.6%
----------------------------------------------------------------
AirTouch Communications                      17,800    1,040,188
Akzo Nobel (Netherlands)                      3,513      779,384
BSES GDR                                      5,500       56,788
Centrais Elec Bras ADR                       18,700      268,345
Centrais Geradoras DO SU ADR                  1,870       12,679
Compagnie Generale des Eaux (France)          4,552      969,597
Companhia Energetica de Minas Gerais-ADR 8,077 247,886 EDP - Electricidade de Portugal, S.A.
  (Portugal)                                 18,080      419,448
Electricity Generating Public Company
  Limited (Thailand)                         21,600       33,606
Engen Limited (South Africa)                 34,000       92,548
Iberdrola S.A. (Spain)                       13,100      212,529
Korea Electric Power (Korea)                 10,700      114,169
Lukoil Holding-ADR                            4,000      133,680
Mosenergo - ADR                              10,500       52,250
Omron (Japan)                                20,000      304,751
Onward Kashiyama (Japan)                      8,000       99,763
Perez Companc S A  (Argentina)               17,700       88,690
Promise (Japan)                               5,880      241,320
PTT Exploration and Production Public
  Company Ltd. (Thailand)                     7,000       53,207
Rohm (Japan)                                  3,000      307,266
Sankyo (Japan)                               13,000      295,263
Scottish Power (United Kingdom)              99,806      880,660
Sprint                                       38,435    2,709,668
Telefonica De Argentina                       4,500      145,969
Telefonos De Mexico S.A. ADR                  8,423      404,830
Texas Utilities                              32,615    1,357,599
Tokyo Electron (Japan)                        8,000      244,376
Unified Energy System ADR                     7,300       96,207
Veba AG (Germany)                             8,764      596,223
Vendex NV (Netherlands)                       7,201      276,275
YPF Sociedad Anonima-ADR                      7,100      220,132
----------------------------------------------------------------
                                                      12,755,296
TOTAL COMMON STOCKS: 62.9%
(Cost $225,372,989)                                  303,206,694
----------------------------------------------------------------

PREFERRED STOCKS
----------------------------------------------------------------
Alfa,S.A. de C.V.-Class A (Mexico)           46,500      190,833
Amalgamated Banks of South Africa
  (South Africa)                             17,500      107,469
American Radio Systems                            5          594
Ameriking                                     3,515       94,905
Anvil Holdings                                   19          475
Cablevision System                              161       18,676
California Federal                            4,000      109,250
Capstar Broadcasting                             27       31,388

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Chesapeake Energy                               235    $  10,134
Chevy Chase Bank                                670       36,766
Citadel Broadcasting                            681       81,550
Concentric Network                              200       20,250
CSC Holdings                                    478       54,133
Dobson Communications                            10       10,900
Intermedia Communications PIK                    92      108,560
IXC Communications                               31       37,202
Nebco Evans Holding PIK                         308       31,874
Nextel Communications Class D                    25       27,438
Nextel Communications 144A                      226      237,144
Nextlink Communications                         629       39,312
Paxon Communications 144A                       700       70,000
Public Service New Hampshire                  1,583       41,950
Spanish Broadcasting                             85       90,100
Von Hoffman                                     360       11,880
Winstar Communications                           50       59,500
----------------------------------------------------------------

TOTAL PREFERRED STOCKS: 0.3%
(Cost $1,563,050)                                      1,522,283
----------------------------------------------------------------
WARRANTS/RIGHTS:
----------------------------------------------------------------
Allegiance Telecom                                1          700
Alpha Credit Bank Rights                      1,100         1950
Cellnet Data Systems                          1,709        5,000
Equity Office Property 144A                     450        3,938
Globalstar Telecom                              206        6,750
Hyperion Telecommunications                     100       10,000
Knology Holdings Warrants                                    220
MGC Communication Warrants                       81        1,260
Orbital Imaging                                 350        1,920
PowerTel Warrants                             1,280       12,160
Spanish Broadcasting - WT99                      35        7,175
----------------------------------------------------------------
TOTAL WARRANTS/RIGHTS: 0.0%
(Cost $22,261)                                            51,073
----------------------------------------------------------------

                                           Maturity
REPURCHASE AGREEMENT:                      Amount
----------------------------------------------------------------
J.P. Morgan Repurchase Agreement,
dated 6/30/98, 5.75%, maturing
7/1/98, collateralized by
U.S. Treasury Bond, 8.875%,
8/15/17                                 $23,861,000   23,861,000

TOTAL REPURCHASE AGREEMENT: 5.0%
(Cost $23,861,000)                                    23,861,000
----------------------------------------------------------------

TOTAL INVESTMENTS: 98.3%
(Cost $394,223,893)                                  473,437,726
----------------------------------------------------------------
                                          Par
                                          Amount
----------------------------------------------------------------
SECURITIES SOLD SHORT
Government National Mortgage
  Association
7.00%, 7/15/13                         $(1,560,916)  (1,596,037)
Government National Mortgage
  Association II ARM CMT TBA
5.00%, 3/15/28                            (700,000)    (698,362)
5.50%, 6/01/28                            (263,000)    (264,110)
----------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT: (0.5)%
(Proceeds $2,559,660)                                (2,558,509)
----------------------------------------------------------------

Other Assets Over Liabilites: 2.2%                    10,791,632
----------------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $15.509 per share based on
31,058,495 shares issued and outstanding)           $481,670,849
================================================================


GROWTH AND INCOME FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Number      Market
COMMON STOCKS:                             of Shares    Value
----------------------------------------------------------------
AEROSPACE & DEFENSE: 1.9%
----------------------------------------------------------------
General Dynamics                            555,600 $ 25,835,400
United Technologies                         536,400   49,617,000
----------------------------------------------------------------
                                                      75,452,400
AUTOMOBILES & AUTO PARTS: 2.8%
----------------------------------------------------------------
Cooper Industries                           532,500   29,254,219
Ford Motor                                1,015,100   59,890,900
General Motors                              218,000   14,565,125
Johnson Controls                            191,300   10,916,056
----------------------------------------------------------------
                                                     114,626,300
BANKING, FINANCE & INSURANCE: 18.4%
----------------------------------------------------------------
Ahmanson (H.F.) & Company                   442,000   31,382,000
Allstate                                    407,149   37,279,580
Associates First Capital Class A            221,101   16,997,139
Bank of Boston                              995,400   55,369,125
Bank of New York                            333,600   20,245,350
Bankers Trust New York                      420,200   48,769,463
Bear Stearns                                702,827   39,973,286
Chase Manhattan                           1,099,400   83,004,700
Comerica                                    564,450   37,394,813
Conseco                                     984,100   46,006,675
First Chicago NBD                           615,943   54,587,948
Marsh & McLennan                            805,500   48,682,406
MBIA                                        236,400   17,700,450
NationsBank                                 476,200   36,429,300
Paine Webber Group                          735,850   31,549,569
SLM Holding                               1,069,950   52,427,550
Torchmark                                   295,500   13,519,125
Travelers Group                           1,305,399   79,139,814
----------------------------------------------------------------
                                                     750,458,293
BUILDINGS & MATERIALS: 1.5%
----------------------------------------------------------------
Armstrong World Industries                  342,200   23,055,725
Centex                                      273,400   10,320,850
Masco                                       247,500   14,973,750
USG Corp*                                   249,300   13,493,363
----------------------------------------------------------------
                                                      61,843,688
CABLE, MEDIA & PUBLISHING: 3.6%
----------------------------------------------------------------
Dun & Bradstreet                            530,400   19,160,700
Gannett                                     651,400   46,290,113
Knight-Ridder                               150,000    8,259,375
McGraw-Hill                                 333,400   27,192,938
New York Times                              321,800   25,502,650
Omnicom Group                               254,300   12,683,213
Reynolds & Reynolds Class A                 433,200    7,878,825
----------------------------------------------------------------
                                                     146,967,814
CHEMICALS: 1.8%
----------------------------------------------------------------
Dow Chemical                                521,400   50,412,863
Lyondell Petrochemicals                     517,100   15,739,231
Olin                                        164,700    6,865,931
----------------------------------------------------------------
                                                      73,018,025
COMPUTERS & TECHNOLOGY: 8.7%
----------------------------------------------------------------
American Power Conversion*                  266,200    7,952,725
Apple Computer*                           1,758,900   50,513,409
Cadence Design Systems                      804,550   25,142,188
Dell Computer                               288,400   26,758,112
Deluxe                                      145,900    5,225,044
HBO & Company                             1,038,200   36,628,994
Lexmark International Group A               436,600   26,632,600
Microsoft*                                  225,400   24,434,769
Network Associates                          413,250   19,771,430
PeopleSoft*                                 138,200    6,491,081
Storage Technology                        1,028,800   44,624,200
Sun Microsystems*                         1,137,300   49,437,009

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Symantec*                                 1,231,400 $ 32,093,363
----------------------------------------------------------------
                                                     355,704,924
CONSUMER PRODUCTS: 5.8%
----------------------------------------------------------------
Clorox                                      606,800   57,873,550
General Electric                          1,211,400  110,237,400
Procter & Gamble                            741,000   67,477,313
----------------------------------------------------------------
                                                     235,588,263
ELECTRONICS & ELECTRICAL: 0.8%
----------------------------------------------------------------
Raytheon-Class A                             13,901      801,045
Thomas & Betts                              214,100   10,544,425
Xerox                                       223,000   22,662,375
----------------------------------------------------------------
                                                      34,007,845
ENERGY: 7.8%
----------------------------------------------------------------
Ashland                                     191,400    9,881,025
Atlantic Richfield                          238,500   18,632,812
ENSCO International                         935,400   16,252,575
Exxon                                     1,337,900   95,408,994
Helmerich & Payne                           552,800   12,299,800
Occidental Petroleum                      1,327,400   35,839,800
Oryx Energy*                                282,700    6,254,738
Phillips Petroleum                          239,400   11,536,087
Royal Dutch Petroleum                       590,400   32,361,300
Texaco                                      778,000   46,436,875
USX-Marathon Group                        1,016,900   34,892,381
----------------------------------------------------------------
                                                     319,796,387
ENVIRONMENTAL SERVICES: 1.3%
----------------------------------------------------------------
Honeywell                                   258,600   21,609,263
Republic Industries                       1,251,500   31,287,500
----------------------------------------------------------------
                                                      52,896,763
FOOD, BEVERAGE & TOBACCO: 7.0%
----------------------------------------------------------------
Campbell Soup                               140,600    7,469,375
Coca Cola                                   659,400   56,378,700
ConAgra                                     309,600    9,810,450
Cracker Barrell Old Country Store           141,500    4,505,891
Heinz (H.J.)                              1,071,750   60,151,968
Hershey Foods                               378,300   26,102,700
Philip Morris                             1,874,300   73,800,563
Quaker Oats                                 191,200   10,504,050
RJR Nabisco Holdings                      1,226,320   29,125,100
Universal Foods                             285,200    6,327,875
----------------------------------------------------------------
                                                     284,176,672
HEALTHCARE & PHARMACEUTICALS: 11.4%
----------------------------------------------------------------
Amgen*                                      868,400   56,798,786
Arterial Vascular Engineering               537,900   19,213,116
Bristol-Myers Squibb                        923,800  106,179,263
Health Management Associates Class A        338,500   11,318,594
Johnson & Johnson                           533,800   39,367,750
Lincare Holdings                            681,600   28,648,500
McKesson                                    179,000   14,543,750
Merck & Company                             722,500   96,634,375
NovaCare*                                   425,000    4,993,750
Rexall Sundown                              134,000    4,782,125
Schering-Plough                             901,300   82,581,613
----------------------------------------------------------------
                                                     465,061,622
INDUSTRIAL MACHINERY: 3.1%
----------------------------------------------------------------
Caterpillar                                 916,500   48,459,937
Deere & Company                             742,800   39,275,550
Ingersoll-Rand                              911,100   40,145,344
----------------------------------------------------------------
                                                     127,880,831
LEISURE, LODGING & ENTERTAINMENT: 1.1%
----------------------------------------------------------------
Brunswick                                   511,300   12,654,675
Callaway Golf                               750,400   14,773,500
King World Productions                      657,800   16,773,900
----------------------------------------------------------------
                                                      44,202,075
METALS & MINING: 0.9%
----------------------------------------------------------------
Bethlehem Steel*                            533,300    6,632,919
USX-U.S. Steel Group                        864,500   28,528,500
----------------------------------------------------------------
                                                      35,161,419


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
MISCELLANEOUS: 1.2%
----------------------------------------------------------------
Cendant*                                    654,255  $13,657,573
Navistar International                      592,900   17,119,987
Pitney Bowes                                330,600   15,910,125
----------------------------------------------------------------
                                                      46,687,685
PAPER & FOREST PRODUCTS: 0.2%
----------------------------------------------------------------
Fort James                                  208,400    9,273,800
----------------------------------------------------------------

RETAIL: 4.7%
----------------------------------------------------------------
Fingerhut                                   223,400    7,372,200
Gap                                         431,250   26,575,780
General Nutrition*                          545,500   17,012,780
Jostens                                      57,100    1,377,537
Ross Stores                                 667,800   28,798,875
Safeway                                     916,200   37,277,888
Staples                                     726,150   21,035,658
TJX                                       2,127,000   51,313,875
----------------------------------------------------------------
                                                     190,764,593
TELECOMMUNICATIONS: 8.4%
----------------------------------------------------------------
Ameritech                                 1,253,800   56,264,275
AT & T                                      969,900   55,405,537
Bell Atlantic                               999,312   45,593,610
BellSouth                                   573,600   38,502,900
GTE                                         788,700   43,871,438
SBC Communications                          246,132    9,845,280
Tellabs                                     765,500   54,805,016
U S West                                    781,300   36,721,100
----------------------------------------------------------------
                                                     341,009,156
TEXTILES, APPAREL & FURNITURE: 1.0%
----------------------------------------------------------------
Miller (Herman)                             465,000   11,290,781
Tommy Hilfiger*                             481,400   30,087,500
----------------------------------------------------------------
                                                      41,378,281
TRANSPORTATION & SHIPPING: 1.2%
----------------------------------------------------------------
Alaska Air Group*                           180,000    9,821,250
AMR                                         403,000   33,549,750
Northwest Airlines-Class A*                 158,500    6,117,109
----------------------------------------------------------------
                                                      49,488,109
UTILITIES: 2.7%
----------------------------------------------------------------
Baltimore Gas & Electric                    150,900    4,687,331
Energy East                                 602,500   25,079,063
General Public Utilities                    657,150   24,848,484
Marketspan*                                 270,336    8,093,184
Texas Utilities                             794,200   33,058,575
Unicom                                      412,800   14,473,800
----------------------------------------------------------------
                                                     110,240,437
TOTAL COMMON STOCKS: 97.3%
(cost $2,435,303,552)                              3,965,685,382
----------------------------------------------------------------

                                            Par
MONEY MARKET INSTRUMENTS:                   Amount
----------------------------------------------------------------
American Honda Finance
    5.58%, 07/09/98                     $10,000,000    9,987,711
Corporate Asset Funding
    5.60%, 07/27/98                       1,600,000    1,593,529
    5.53%, 08/19/98                      15,500,000   15,382,278
Daimler-Benz North America
    5.58%, 09/09/98                       2,800,000    2,770,056
Merrill Lynch & Company
    5.55%, 07/01/98                      10,300,000   10,300,000
    5.58%, 07/06/98                       4,800,000    4,796,253
    5.58%, 07/24/98                       9,100,000    9,067,849
Norwest
    5.58%, 07/13/98                       2,000,000    1,996,307
    5.55%, 07/31/98                       7,700,000    7,664,644
Prudential Funding
    5.55%, 07/15/98                       8,700,000    8,681,290
Salomon Smith Barney Holdings
    5.58%, 07/21/98                      11,500,000   11,464,989
Times Mirror
    5.70%, 07/15/98                       1,900,000    1,900,000

                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
Wilmington Trust
    5.52%, 08/10/98                       5,000,000   $5,000,000
----------------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 2.2%
(Cost $90,604,906)                                    90,604,906
----------------------------------------------------------------

TOTAL INVESTMENTS: 99.5%
(Cost $2,525,908,458)                              4,056,290,288
----------------------------------------------------------------

Other Assets Over Liabilities: 0.5%                   18,909,262
----------------------------------------------------------------
NET ASSETS: 100%
(Equivalent to $44.028 per share
based on 92,558,321 shares
issued and outstanding)                           $4,075,199,550
================================================================

INTERNATIONAL FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Number      Market
COMMON STOCKS:                             of Shares    Value
----------------------------------------------------------------
ARGENTINA: 0.6%
----------------------------------------------------------------
Argentinian Investment*                     135,700  $ 2,882,268
----------------------------------------------------------------

AUSTRALIA: 11.1%
----------------------------------------------------------------
Amcor Limited                             2,886,500   12,612,889
CSR Limited                               3,395,900    9,780,576
Foster's Brewing Group                    6,160,800   14,469,193
National Australia Bank                   1,117,500   14,711,290
Orica                                       903,985    5,335,661
----------------------------------------------------------------
                                                      56,909,609
BELGIUM: 1.6%
----------------------------------------------------------------
Electrabel S.A                               28,200    7,978,706
----------------------------------------------------------------

FRANCE: 9.2%
----------------------------------------------------------------
Alcatel Alsthom                              56,200   11,414,510
Compagnie de Saint Gobain                    66,100   12,225,594
Elf Aquitaine                                81,500   11,429,821
Societe Generale                             59,150   12,267,411
----------------------------------------------------------------
                                                      47,337,336
GERMANY: 10.9%
----------------------------------------------------------------
Bayer AG                                    345,500   17,790,957
Bayerische Vereinsbank AG                   127,000   10,782,356
Continental AG                              178,600    5,551,615
Rheinisch Westfaelisches Elektric           206,900   12,244,635
Siemens AG                                  155,900    9,467,821
----------------------------------------------------------------
                                                      55,837,384
HONG KONG: 2.1%
----------------------------------------------------------------
Jardine Matheson Holdings Limited         1,350,000    3,645,000
Peregrine Investment Holdings Limited     2,484,500        3,207
Wharf (Holdings) Limited                  7,062,000    6,973,577
----------------------------------------------------------------
                                                      10,621,784
INDIA: 0.4%
----------------------------------------------------------------
The India Magnum Fund-B Shares*              69,385    2,220,320
----------------------------------------------------------------

JAPAN: 12.8%
----------------------------------------------------------------
Canon                                       667,000   15,101,339
Eisai Co  Limited                           746,000   10,133,972
Fujikura                                    100,000      444,189
Hitachi Limited                           1,408,000    9,158,625
Matsushita Electric Industrial              825,000   13,223,240


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Nichido Fire & Marine                       476,000  $ 2,480,413
Nichiei                                       1,790      121,452
Ryohin Keikaku Limited                       22,800    2,179,544
Sony                                         39,700    3,409,867
Sumitomo Realty and Development             262,000    1,152,476
West Japan Railway                            2,271    8,210,398
----------------------------------------------------------------
                                                      65,615,515
NETHERLANDS: 7.0%
----------------------------------------------------------------
Elsevier-CVA                                519,900    7,830,703
ING Groep N.V.                              160,400   10,482,169
Royal Dutch Petroleum                       323,100   17,880,868
----------------------------------------------------------------
                                                      36,193,740
NEW ZEALAND: 3.7%
----------------------------------------------------------------
Carter Holt Harvey Limited                5,390,700    4,689,844
Telecom Corporation of New Zealand        3,467,600   14,257,831
----------------------------------------------------------------
                                                      18,947,675
SINGAPORE/MALAYSIA: 0.7%
----------------------------------------------------------------
Sime Darby Berhad                         5,300,000    3,674,444
----------------------------------------------------------------

SPAIN: 5.8%
----------------------------------------------------------------
Banco Central Hispanoamericano              183,150    5,751,781
Corp. Financiera Reunida S.A.*                   20          302
Iberdrola S.A.                              840,900   13,642,442
Telefonica de Espana                        229,927   10,621,470
----------------------------------------------------------------
                                                      30,015,995
UNITED KINGDOM: 29.7%
----------------------------------------------------------------
ASDA Group                                1,236,000    4,262,457
Associated British Food                     836,600    7,870,331
Bass plc                                    863,200   16,125,957
BG plc                                    2,429,300   14,060,691
Blue Circle Industry                      2,160,900   12,146,765
Boots plc                                   851,100   14,153,759
British Airways plc                         723,300    7,787,728
Cable & Wireless plc                      1,117,500   13,597,807
Genesis Chile Fund-PTG Share                 27,000      803,250
GKN plc                                     877,000   11,102,925
Glaxo Wellcome plc                          458,200   13,787,568
Great Universal Stores                      541,800    7,143,926
PowerGen plc                              1,214,500   16,814,024
Rio Tinto plc                               732,900    8,257,833
Taylor Woodrow plc                        1,433,400    4,805,732
----------------------------------------------------------------
                                                     152,720,753
TOTAL COMMON STOCKS: 95.6%
(Cost $ 484,540,407)                                 490,955,529
----------------------------------------------------------------

                                           Maturity
REPURCHASE AGREEMENT:                      Amount
----------------------------------------------------------------
State Street Bank and Trust Co.
Repurchase Agreement, dated
6/30/98, 5.30%, maturing 7/1/98,
collateralized by U.S. Treasury
Bonds, 8.375% 8/15/08                    $8,518,000    8,518,000
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 1.7%
(Cost $ 8,518,000)                                     8,518,000
----------------------------------------------------------------

TOTAL INVESTMENTS: 97.3%
(Cost $ 493,058,407)                                 499,473,529
----------------------------------------------------------------

Other Assets Over Liabilities: 2.7%                   13,889,840
----------------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $16.255 per share
based on 31,582,707 shares issued
and outstanding)                                    $513,363,369
================================================================

MANAGED FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                           Par          Market
LONG-TERM DEBT INVESTMENTS:                Amount       Value
----------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 18.8%
----------------------------------------------------------------
Federal Farm Credit Bank
    5.75%, 3/23/05                      $24,000,000  $23,972,005
Federal Home Loan Bank
    6.388%, 10/15/06                      1,997,847    2,024,058
    6.00%, 6/11/08                       13,800,000   13,995,132
    7.30%, 12/1/12                        2,938,013    3,012,374
    8.50%, 1/1/17                           659,827      700,650
Federal National Mortgage Association
    6.35%, 8/24/00                        3,500,000    3,501,365
    0.00%, 8/07/01                        7,000,000    5,901,980
    5.75%, 6/15/05                        7,750,000    7,754,030
    7.60%, 7/25/05                          129,305      128,990
    6.73%, 8/01/05                        2,091,807    2,164,392
    7.175%, 10/1/05                       3,909,052    4,145,550
    6.655%, 10/1/05                         975,771    1,008,772
    6.66%, 12/1/05                        1,951,282    1,977,468
    7.043%, 7/1/06                        2,451,647    2,586,733
    0.00%, 7/24/06                       11,500,000    7,297,555
    0.00%, 7/5/14                         2,500,000      979,250
    7.15%, 10/1/15                        2,811,135    2,940,026
    7.50%, 5/25/20                        4,000,000    4,112,120
    7.00%, 10/1/25                        2,351,638    2,394,979
Government National Mortgage Association
    6.50%, 12/15/23                       1,077,249    1,083,637
U.S. Treasury Bond
    10.75%, 8/15/05                      15,000,000   19,514,850
    6.125%, 11/15/27                     15,100,000   16,189,163
U.S. Treasury Note
    6.50%, 8/31/01                       13,150,000   13,510,705
    6.125%, 12/31/01                     13,325,000   13,565,650
U.S. Treasury Strip
    0.00%, 5/15/05                       15,320,000   10,537,402
    0.00%, 2/15/11                       24,000,000   11,806,080
----------------------------------------------------------------
                                                     176,804,916
ASSET BACKED SECURITIES: 0.0%
----------------------------------------------------------------
Mid-State Trust
    7.6250%, 4/1/22                         170,383      174,290
----------------------------------------------------------------

AUTOMOBILE & AUTO EQUIPMENT: 0.30%
----------------------------------------------------------------
Chrysler
    7.45%, 2/1/2097                       1,000,000    1,088,750
Goodyear Tire & Rubber
    6.625%, 12/1/06                       1,250,000    1,279,688
----------------------------------------------------------------
                                                       2,368,438
BANKING, FINANCE & INSURANCE: 7.7%
----------------------------------------------------------------
Ahmanson, H. F.
    8.25%, 10/1/02                        2,000,000    2,150,000
Aristar Financial
    7.50%, 7/1/99                         1,500,000    1,522,500
Banc One
    9.875%, 3/1/09                          500,000      635,625
Banque Paribas-NY
    8.35%, 6/15/07                        1,600,000    1,806,000
Barnett Bank
    6.90%, 9/1/05                         1,500,000    1,569,375
Barnett Capital Trust I
    8.06%, 12/1/26                        1,900,000    2,147,000
Citicorp Notes
    6.33%, 1/5/06                         1,600,000    1,616,000
Comerica Bank
    7.875%, 9/15/26                       1,500,000    1,745,625
Dow Capital
    9.00%, 5/15/10                        3,000,000    3,656,250
Finova Capital
    6.12%, 5/28/02                        1,000,000    1,003,750


                                          Par          Market
                                          Amount       Value
----------------------------------------------------------------
First of America Capital Trust I
    8.12%, 1/31/27                      $ 2,000,000  $ 2,237,500
First Union
    8.00%, 8/15/09                        2,000,000    2,245,000
First USA Bank
    5.75%, 1/15/99                        2,000,000    1,997,500
Fleet Financial Group
    7.25%, 9/1/99                         1,000,000    1,013,150
Ford Motor Credit
    7.95%, 5/17/99                        2,000,000    2,034,300
General Electric Capital
    8.30%, 9/20/09                        3,000,000    3,506,250
General Motors Acceptance
    7.875%, 3/7/01                        1,500,000    1,567,500
    8.875%, 6/1/10                        1,500,000    1,809,375
Household Finance
    9.625%, 7/15/00                         875,000      935,156
Hydro-Quebec
    7.20%, 10/5/09                        3,000,000    3,151,470
International Lease Finance
    8.25%, 1/15/00                        2,000,000    2,070,000
John Deere Capital
    8.625%, 8/1/19                        2,000,000    2,207,500
Lehman Brothers Holdings
    8.875%, 3/1/02                        1,000,000    1,086,250
Midland Bank PLC
    6.00%, 9/29/49                        1,600,000    1,357,520
Mellon Capital I Notes
    7.72%, 12/1/26                        1,500,000    1,614,375
Mercantile Bancorp
    7.30%, 6/15/07                        1,325,000    1,421,063
Morgan Stanley Group
    6.875%, 3/1/07                        2,250,000    2,340,000
National Westminister Bank
    9.45%, 5/1/01                           500,000      544,375
NationsBank
    8.125%, 6/15/02                       1,000,000    1,071,250
Nynex Capital Funding
    7.63%, 10/15/09                       3,000,000    3,513,480
PNC Funding
    6.875%, 7/15/07                       1,663,000    1,725,363
Salomon Brothers
    7.25%, 1/15/00                        1,000,000    1,021,250
Salomon Smith Barney
    7.875%, 10/1/99                       3,000,000    3,070,980
Simon DeBartolo Group
    7.125%, 6/24/05                         600,000      615,000
SouthTrust Bank of Birmingham
    7.69%, 5/15/25                        2,750,000    3,330,938
Standard Chartered PLC Notes
    6.15%, 12/29/49                       3,000,000    1,909,200
State Street Capital-B
    8.035%, 3/15/27                       1,400,000    1,569,750
Union Bank Switzerland
    7.25%, 7/15/06                        2,250,000    2,415,938
Wachovia Capital Trust I
    7.64%, 1/15/27                        1,900,000    2,037,750
----------------------------------------------------------------
                                                      73,271,308
BUILDING & MATERIALS: 0.2%
----------------------------------------------------------------
Champion International
    7.70%, 12/15/99                       1,500,000    1,535,625

CABLE, MEDIA, & PUBLISHING: 0.5%
----------------------------------------------------------------
News America Holdings
    8.45%, 8/1/34                         1,500,000    1,768,125
Time Warner
    9.125%, 1/15/13                       2,000,000    2,460,000
----------------------------------------------------------------
                                                       4,228,125
CONSUMER PRODUCTS: 0.3%
----------------------------------------------------------------
Westvaco
    8.30%, 8/1/22                         2,500,000    2,712,500

ELECTRONICS & ELECTRICAL EQUIPMENT: 0.1%
----------------------------------------------------------------
Consumers Energy 144A
    6.50%, 6/15/05                        1,000,000      996,250

                                          Par          Market
                                          Amount       Value
----------------------------------------------------------------
ENERGY: 0.3%
----------------------------------------------------------------
Commonwealth Edison
    9.375%, 2/15/00                      $  500,000   $  524,375
Enron
    9.50%, 6/15/01                        1,000,000    1,093,750
Petro-Canada
    8.60%, 10/15/01                       1,500,000    1,606,875
----------------------------------------------------------------
                                                       3,225,000
ENVIRONMENTAL SERVICES: 0.2%
----------------------------------------------------------------
Waste Management
    6.625%, 7/15/02                       2,000,000    2,017,500

FOOD, BEVERAGE AND TOBACCO: 0.1%
----------------------------------------------------------------
Nabisco
    7.55%, 6/15/15                          750,000      783,750

HEALTHCARE & PHARMACEUTICALS: 0.1%
----------------------------------------------------------------
Allegiance
    7.30%, 10/15/06                       1,000,000    1,061,250

LEISURE, LODGING & ENTERTAINMT: 0.2%
----------------------------------------------------------------
Darden Restaurants
    6.375%, 2/1/06                        1,500,000    1,483,125

METALS & MINING: 0.7%
----------------------------------------------------------------
Cyprus Amax Minerals
    7.375%, 5/15/07                       2,500,000    2,653,125
Inco
    9.60%, 6/15/22                        1,300,000    1,475,500
Newmont Gold
    8.91%, 1/5/09                           695,959      777,734
Placer Dome
    7.37%, 6/3/26                         1,000,000    1,063,750
Placer Dome-Series A
    7.31%, 1/26/21                        1,000,000    1,015,000
----------------------------------------------------------------
                                                       6,985,109
MISCELLANEOUS: 0.6%
----------------------------------------------------------------
Elli Lilly & Company
    8.375%, 2/7/05                        2,250,000    2,512,350
Manitoba (Province of)
    7.75%, 7/17/16                        1,500,000    1,755,000
Republic of Korea
    8.875%, 4/15/08                       1,600,000    1,450,000
----------------------------------------------------------------
                                                       5,717,350
RETAIL: 0.4%
----------------------------------------------------------------
Sears Roebuck
    9.05%, 2/6/12                         2,500,000    3,050,000
Service Corp International
    7.00%, 6/1/15                         1,000,000    1,036,250
----------------------------------------------------------------
                                                       4,086,250
TELECOMMUNICATIONS: 0.7%
----------------------------------------------------------------
Litton Industries
    6.98%, 3/15/36                        1,000,000    1,043,750
Pacificorp
    9.15%, 08/09/11                       1,500,000    1,865,625
Southwestern Bell Capital
    7.13%, 6/1/05                         2,000,000    2,110,000
U.S. Cellular
    7.25%, 8/15/07                        1,500,000    1,567,500
----------------------------------------------------------------
                                                       6,586,875
TRANSPORTATION & SHIPPING: 1.2%
----------------------------------------------------------------
American Airline
    10.18%, 1/2/13                        1,500,000    1,906,755
Burlington Northern Railroad
    6.94%, 1/2/14                           475,654      494,828
Chicago & Northwestern
    6.25%, 7/30/12                        1,370,801    1,374,228
CSX
    7.25%, 5/1/27                         1,000,000    1,072,500
Federal Express
    7.96%, 3/28/17                        1,129,243    1,222,405
General American Transportation
    7.50%, 2/28/15                        1,441,529    1,535,229


                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
Norfolk Southern
    7.05%, 5/1/37                       $ 2,000,000  $ 2,142,500
United Airlines
    9.35%, 4/7/16                         1,500,000    1,809,165
----------------------------------------------------------------
                                                      11,557,610
UTILITIES: 3.4%
----------------------------------------------------------------
Baltimore Gas & Electric
    8.92%, 7/16/98                        1,000,000    1,001,250
Colonial Gas-Series A
    6.81%, 5/19/27                        1,500,000    1,548,750
Detriot Edison
    6.56%, 5/1/01                         2,000,000    2,030,000
DQU II Funding
    8.70%, 6/1/16                         2,475,000    2,855,531
Great Lakes Power
    9.00%, 8/1/04                         1,500,000    1,668,750
Houston Light & Power Capital Trust II
    8.257%, 2/1/37                        1,900,000    2,061,500
MidAmerican Energy
    6.50%, 12/15/01                       1,250,000    1,268,750
Neveda Power
    7.06%, 5/1/00                         1,500,000    1,528,125
Noble Affiliates
    7.25%, 10/15/23                         600,000      633,750
Old Dominion Electric
    7.48%, 12/1/13                        1,500,000    1,625,625
Pacific Gas & Electric
    6.25%, 8/1/03                         2,000,000    2,027,500
Pennsylvania Power & Light
    7.70%, 10/1/09                        3,000,000    3,352,500
PSI Energy
    8.57%, 12/27/11                         500,000      597,500
Public Service
    6.375%, 11/1/05                       1,500,000    1,533,750
South Carolina Electric
    9.00%, 7/15/06                        2,500,000    2,950,000
Texas Gas Transmissions
    8.625%, 4/1/04                        2,000,000    2,242,500
Texas Utilities
    7.375%, 8/1/01                        1,500,000    1,554,375
Washington Water Public
    8.01%, 12/17/01                       1,000,000    1,057,500
----------------------------------------------------------------
                                                      31,537,656
TOTAL LONG - TERM DEBT INVESTMENTS: 35.8%
(Cost $322,627,347)                                  337,132,927
----------------------------------------------------------------

                                            Number
COMMON STOCKS:                             of Shares
----------------------------------------------------------------
AEROSPACE AND DEFENSE: 0.9%
----------------------------------------------------------------
GenCorp                                      27,100      684,275
General Dynamics                             41,800    1,943,700
United Technologies                          67,300    6,225,250
----------------------------------------------------------------
                                                       8,853,225
AUTOMOBILES & AUTO PARTS: 1.9%
----------------------------------------------------------------
Cooper Industries                            71,100    3,906,056
Ford Motor                                   82,800    4,885,200
General Motors                               46,900    3,133,506
Goodrich (B.F.)                              97,600    4,843,400
Simpson Industries                           69,500      953,453
----------------------------------------------------------------
                                                      17,721,615
BANKING, FINANCE & INSURANCE: 10.1%
----------------------------------------------------------------
Ahmanson (H.F.) & Co                         23,500    1,668,500
Alfa                                         42,500      885,859
Allstate                                     46,410    4,249,416
AmSouth Bancorporation                       81,000    3,184,312
Associates First Capital Class A             34,306    2,637,274
BankAmerica                                  25,000    2,160,938
Bankers Trust New York                       41,000    4,758,563
Bank of Boston                              123,200    6,853,000
Bear Stearns                                109,669    6,237,424
Chase Manhattan                             130,200    9,830,100
CNB Bancshares                               17,700      849,600
Comerica                                     66,050    4,375,813
Conseco                                     123,100    5,754,925

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
First Chicago NBD                            75,835  $ 6,720,877
Gallagher (Arthur J.)                        19,600      877,100
Marsh & McLennan                            104,700    6,327,806
MBIA                                          7,400      554,075
NationsBank                                  31,800    2,432,700
Paine Webber Group                          106,600    4,570,475
RenaissanceRe Holdings *                     16,200      750,263
S&T Bancorp                                  15,800      872,456
SLM Holding                                  98,000    4,802,000
Torchmark                                    84,500    3,865,875
Travelers Group                             138,049    8,369,221
United Bankshares                            31,000    1,059,813
United Wisconsin Service                     25,600      726,400
----------------------------------------------------------------
                                                      95,374,785
BUILDINGS AND MATERIALS: 1.2%
----------------------------------------------------------------
Armstrong World Industries                   13,400      902,825
Centex                                       90,500    3,416,375
Centex Construction Products                 22,400      862,400
Champion Enterprises *                       31,200      912,600
Kaufman & Broad Home                         35,800    1,136,650
Masco                                        22,000    1,331,000
M.D.C. Holdings                              49,100      969,725
USG                                          28,900    1,564,213
----------------------------------------------------------------
                                                      11,095,788
CABLE, MEDIA, & PUBLISHING: 1.8%
----------------------------------------------------------------
Dun & Bradstreet                             91,400    3,301,825
Hollinger International                      50,200      853,400
McClatchy Newspapers                         24,300      841,388
McGraw-Hill                                  62,700    5,113,969
Media General-A                              18,100      882,375
New York Times                               71,900    5,698,075
----------------------------------------------------------------
                                                      16,691,032
CHEMICALS: 1.3%
----------------------------------------------------------------
Dow Chemical                                 54,500    5,269,469
First Commonwealth Financial                 30,700      867,275
Lawter International                         74,000      804,750
Lyondell Petrochemicals                      79,300    2,413,694
NL Industries                                45,400      908,000
Quaker Chemical                              45,600      863,550
Wellman                                      39,000      884,813
----------------------------------------------------------------
                                                      12,011,551
COMPUTERS & TECHNOLOGY: 5.0%
----------------------------------------------------------------
American Power Conversion *                  46,200    1,380,225
Apple Computer *                            145,100    4,167,091
CHS Electronics                              37,100      660,844
Datastream Systems                           33,800      643,256
Dell Computer                                35,200    3,265,900
Esterline Technologies                       43,000      884,188
HBO & Company                               171,200    6,040,150
Hyperion Software *                          25,400      724,694
Ingram Micro Class A *                       22,900    1,013,325
Lexmark International Group A *              51,200    3,123,200
Microsoft*                                   33,400    3,620,769
NeoMagic *                                   55,700      861,609
Network Associates                           22,650    1,083,661
PeopleSoft*                                  68,800    3,231,450
Shared Medical Systems                       11,400      837,188
Splash Technology Holdings *                 44,200      758,306
STB Systems                                  52,500      652,969
Storage Technology                          109,200    4,736,550
Summit Design *                              54,800      810,012
Sun Microsystems *                          128,400    5,581,387
Symantec *                                  136,200    3,549,713
----------------------------------------------------------------
                                                      47,626,487
CONSUMER PRODUCTS: 2.9%
----------------------------------------------------------------
Clorox                                       42,800    4,082,050
General Electric                            147,200   13,395,200
Maytag                                       10,000      493,750
Procter & Gamble                            101,800    9,270,163
----------------------------------------------------------------
                                                      27,241,163
ELECTRONICS & ELECTRICAL: 0.9%
----------------------------------------------------------------
CP Clare *                                   64,900      620,606


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
DSP Group *                                  41,300   $  807,931
FirstEnergy                                  24,200      744,150
Retcoton *                                   24,400      822,737
Sawtek *                                     28,200      411,544
Thomas Industries                            33,350      814,991
Xerox                                        41,000    4,166,625
----------------------------------------------------------------
                                                       8,388,584
ENERGY: 4.0%
----------------------------------------------------------------
Ashland                                      19,600    1,011,850
Atlantic Richfield                           75,800    5,921,875
ENSCO International                         130,600    2,269,175
Exxon                                       134,600    9,598,663
Helmerich & Payne                            44,600      992,350
Key Energy Group *                           52,000      682,500
Occidental Petroleum                         98,800    2,667,600
Oryx Energy *                                49,300    1,090,763
Pool Energy Services *                       42,900      635,456
Royal Dutch Petroleum                        94,000    5,152,375
Texaco                                      103,800    6,195,563
USX-Marathon Group                           31,700    1,087,706
----------------------------------------------------------------
                                                      37,305,876
ENVIRONMENTAL SERVICES: 0.9%
----------------------------------------------------------------
Berry Petroleum                              59,900      778,700
Honeywell                                    21,400    1,788,238
Houston Exploration *                        36,000      825,750
Republic Industries *                       211,400    5,285,000
----------------------------------------------------------------
                                                       8,677,688
FOOD, BEVERAGE & TOBACCO: 4.5%
----------------------------------------------------------------
800-JR Cigar *                               43,400      868,000
Beringer Wine Estates-B *                    19,300      849,803
Campbell Soup                                47,600    2,528,750
Canandaiqua Wine Class A *                   15,000      737,813
Coca Cola                                    81,200    6,942,600
ConAgra                                      59,100    1,872,731
Cracker Barrell Old Country Store            14,400      458,550
Foodmaker *                                  47,000      793,125
Heinz (H.J.)                                114,150    6,406,669
Hershey Foods                                28,000    1,932,000
Philip Morris                               231,000    9,095,625
Pilgrims Pride                               41,300      826,000
Quaker Oats                                  61,700    3,389,644
Ralcorp Holdings *                           40,800      770,100
RJR Nabisco Holdings                        102,580    2,436,275
ShowBiz Pizza Time *                         22,200      894,938
Smithfield Foods                             31,200      945,750
Sonic Corp.                                  39,000      870,188
----------------------------------------------------------------
                                                      42,618,561
HEALTHCARE & PHARMACEUTICALS: 6.4%
----------------------------------------------------------------
ADAC Laboratories *                          37,500      846,094
Amgen *                                      80,900    5,291,366
Arterial Vascular Engineering                11,200      400,050
Beverly Enterprises *                        90,000    1,243,125
Bristol-Myers Squibb                        106,400   12,229,350
Health Management Associates Class A         25,500      852,656
Herbalife International Class A              11,533      283,640
Herbalife International Class B              23,066      474,295
Johnson & Johnson                            73,400    5,413,250
Lincare Holdings                            131,800    5,539,719
Matria Healthcare *                         183,200      635,475
Merck & Company                              85,400   11,422,250
Owens & Minor                                51,400      514,000
PharMerica *                                 40,959      494,068
Protein Design Labs *                        17,300      416,822
Rexall Sundown                               36,200    1,291,888
Safeskin                                     21,000      864,281
Schering-Plough                             112,700   10,326,138
The Cooper Companies *                       21,100      768,831
Theragenics                                  27,800      723,669
Universal Health Services Class B *          16,100      939,838
----------------------------------------------------------------
                                                      60,970,805
INDUSTRIAL MACHINERY: 1.7%
----------------------------------------------------------------
Caterpillar                                 123,200    6,514,200
Deere & Company                              99,500    5,261,063

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
Gleason                                      25,100  $   705,938
Ingersoll-Rand                               71,700    3,159,281
----------------------------------------------------------------
                                                      15,640,482
LEISURE, LODGING, & ENTERTAINMENT: 0.5%
----------------------------------------------------------------
Callaway Golf                                87,600    1,724,625
King World Productions                      113,400    2,891,700
----------------------------------------------------------------
                                                       4,616,325
METALS & MINING: 0.8%
----------------------------------------------------------------
Comstock Resources *                         72,300      537,731
Hecla Mining *                              141,500      751,719
National Steel-Class B                       56,100      666,188
Southdown                                    12,700      906,463
Terex *                                      30,900      880,650
USX-U S  Steel Group                        105,000    3,465,000
----------------------------------------------------------------
                                                       7,207,751
MISCELLANEOUS: 1.8%
----------------------------------------------------------------
Advo *                                       33,800      952,738
Alliant Techsystems *                        13,300      841,225
Arch Communications Group *                 147,300      575,391
Boole & Babbage                              36,900      883,294
Cendant *                                    84,456    1,763,019
Davox *                                      41,800      911,763
Intermet                                     40,000      727,500
International Specialty Products *           47,300      880,963
LeaRonal                                     36,250      865,469
Nautica Enterprises *                        31,600      849,250
Navistar International *                     82,100    2,370,638
New Jersey Resources                         20,000      713,750
OmniQuip International                       34,600      641,181
One Valley Bancorp                           23,612      858,886
Pitney Bowes                                 21,900    1,053,938
Plantronics                                  19,100      983,650
Republic Group                               37,290      783,090
TNP Enterprises                              26,300      812,013
----------------------------------------------------------------
                                                      17,467,758
PAPER & FOREST PRODUCTS: 0.1%
----------------------------------------------------------------
Fort James                                   23,500    1,045,750
----------------------------------------------------------------
REAL ESTATE: 0.1%
----------------------------------------------------------------
U.S. Home *                                  18,300      754,875
----------------------------------------------------------------

RETAIL: 3.2%
----------------------------------------------------------------
Ames Department Stores *                     30,300      798,216
Cato-A                                       49,700      865,091
Family Dollar Stores                        288,400    5,335,400
Fingerhut                                    79,500    2,623,500
Footstar *                                   19,700      945,600
Gadzooks *                                   33,000      914,719
General Nutrition *                          35,300    1,100,919
Genesco *                                    52,400      854,775
Goody's Family Clothing *                    17,500      957,031
Jostens                                      84,500    2,038,563
Pier 1 Imports                              152,900    3,650,488
Renters Choice *                             29,900      852,150
Russ Berrie                                  33,100      827,500
Safeway                                      15,800      642,863
The Men's Wearhouse                          29,550      976,073
TJX                                         254,000    6,127,750
U.S. Rentals *                               23,100      911,006
----------------------------------------------------------------
                                                      30,421,644
TELECOMMUNICATIONS: 4.2%
----------------------------------------------------------------
Ameritech                                   179,600    8,059,550
AT & T                                       87,400    4,992,725
Bell Atlantic                               124,628    5,686,153
BellSouth                                    82,800    5,557,950
CellStar                                     54,000      695,250
GTE                                          58,300    3,242,938
Melita International *                       60,400      943,750
Tellabs *                                    50,700    3,629,803
U S West                                    140,900    6,622,300
----------------------------------------------------------------
                                                      39,430,419


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
TEXTILES, APPAREL & FURNITURE: 1.2%
----------------------------------------------------------------
Dress Barn *                                 28,300   $  705,731
Johnson Controls                            101,200    5,774,725
Miller (Herman)                              58,200    1,413,169
Tommy Hilfiger *                             43,100    2,693,750
Williams-Sonoma                              31,000      986,188
----------------------------------------------------------------
                                                      11,573,563
TRANSPORTATION & SHIPPING: 0.9%
----------------------------------------------------------------
America West Holdings-Class B *              29,800      851,163
AMR                                          45,600    3,796,200
Arkansas Best *                              84,600      790,481
Brunswick                                    16,200      400,950
Consolidated Freightways *                   49,600      691,300
M.S. Carriers *                              26,800      725,275
Northwest Airlines-Class A *                 24,100      930,109
----------------------------------------------------------------
                                                       8,185,478
UTILITIES: 1.7%
----------------------------------------------------------------
Black Hills                                  40,350      928,050
Edison International                        104,600    3,092,238
Energy East                                  70,700    2,942,888
General Public Utilities                     40,100    1,516,281
Indiana Energy                               25,100      749,863
Laclede Gas                                  29,400      720,300
MDU Resources Group                          24,600      877,913
Texas Utilities                              77,200    3,213,450
Unicom                                       45,400    1,591,838
----------------------------------------------------------------
                                                      15,632,821
TOTAL COMMON STOCKS: 58.0%
(Cost $352,424,249)                                  546,554,026
----------------------------------------------------------------

WARRANTS:
Baxter International Contigent Value
  Rights *                                   93,900       19,719
----------------------------------------------------------------

TOTAL WARRANTS: 0.0%
(Cost $23,475)                                            19,719
----------------------------------------------------------------

                                           Par
MONEY MARKET INSTRUMENTS:                  Amount
----------------------------------------------------------------
Corporate Asset Funding
    5.60%, 07/27/98                      $9,900,000    9,859,960
    5.53%, 08/19/98                       4,000,000    3,969,620
Merrill Lynch & Company
    5.5846%, 07/06/98                     1,200,000    1,199,072
    5.5855%, 07/13/98                     5,400,000    5,389,974
Norwest
    5.6013%, 07/08/98                     5,000,000    4,994,565
Salomon Smith Barney
    5.5737%, 07/01/98                     6,800,000    6,800,000
    5.5802%, 07/21/98                     6,000,000    5,981,733
Times Mirror
    5.64%, 07/09/98                       4,000,000    4,000,000
Volkswagen Of America
    5.5598%, 07/06/98                     4,800,000    4,796,280
    5.5598%, 07/14/98                     5,800,000    5,788,439
----------------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 5.6%
(Cost $52,779,643)                                    52,779,643
----------------------------------------------------------------

TOTAL INVESTMENTS: 99.4%
(Cost $727,854,714)                                  936,486,315
----------------------------------------------------------------

Other Assets Over Liabilities: 0.6%                    6,081,342
----------------------------------------------------------------
NET ASSETS: 100%
(Equivalent to $18.853 per share
based on 49,995,287 shares
issued and outstanding)                             $942,567,657
================================================================

MONEY MARKET FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                          Par          Market
MONEY MARKET INSTRUMENTS:                 Amount       Value
----------------------------------------------------------------
AUTOMOBILES & PARTS: 9.0%
----------------------------------------------------------------
Dalmler-Benz NA
    5.58%, 9/9/98                        $5,000,000  $ 4,946,527
Volkswagen of America
    5.56%, 7/6/98                         4,300,000    4,296,697
----------------------------------------------------------------
                                                       9,243,224
BANKING, FINANCE & INSURANCE: 65.6%
----------------------------------------------------------------
American Express Centurion Bank
    5.60%, 5/11/99                        4,500,000    4,500,000
Associates Corp North America
    6.25%, 7/1/98                         2,000,000    2,000,000
Avco Financial Services
    5.58%, 9/10/98                        5,000,000    4,945,764
Corporate Asset Funding
    5.57%, 8/21/98                        5,000,000    4,960,900
First Bank NA
    5.67%, 5/19/99                        4,000,000    4,003,269
Federal Home Loan Bank
    5.71%, 3/4/99                         4,000,000    4,000,000
International Lease Finance
    5.59%, 10/6/98                        1,000,000      985,181
Mercantile Safe Deposit
    5.74%, 12/15/98                       4,000,000    4,002,038
Merrill Lynch
    5.60%, 1/19/99                        4,000,000    4,000,000
Metlife Funding
    5.60%, 8/7/98                         2,200,000    2,187,406
Nationsbank NA
    5.82%, 4/21/99                        4,000,000    4,001,708
Norwest
    5.55%, 7/31/98                        4,700,000    4,678,419
Salomon
    6.24%, 2/15/99                        3,000,000    3,010,314
Salomon Smith Barney Holdings
    5.62%, 11/5/98                        1,000,000      980,597
Suntrust Banks
    5.57%, 8/20/98                        5,000,000    4,961,667
Toyota Motor Credit
    5.55%, 8/4/98                         5,000,000    4,974,028
UBS Finance (DE)
    5.51%, 8/5/98                         5,000,000    4,973,215
Wilmington Trust
    5.52%, 8/10/98                        4,000,000    4,000,000
----------------------------------------------------------------
                                                      67,164,506
BUILDING & MATERIALS: 3.3%
----------------------------------------------------------------
Fluor
    5.70%, 7/13/98                        3,400,000    3,400,000
----------------------------------------------------------------

CHEMICALS: 4.0%
----------------------------------------------------------------
Monsanto
    5.57%, 7/10/98                        4,100,000    4,094,444
----------------------------------------------------------------

CONSUMER PRODUCTS & SERVICES: 2.7%
----------------------------------------------------------------
Colgate-Palmolive
    5.56%, 8/5/98                         1,400,000    1,392,487
    5.57%, 9/9/98                         1,400,000    1,385,028
----------------------------------------------------------------
                                                       2,777,515
ELECTRICAL & ELECTRONICS: 4.6%
----------------------------------------------------------------
General Electric
    5.58%, 9/3/98                         4,700,000    4,653,877
----------------------------------------------------------------

ENERGY: 4.6%
----------------------------------------------------------------
Exxon Imperial US
    5.53%, 7/20/98                        4,700,000    4,686,357
----------------------------------------------------------------


                                          Par          Market
                                          Amount       Value
----------------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS: 2.6%
----------------------------------------------------------------
Pfizer
    5.55%, 8/3/98                       $ 2,700,000  $ 2,686,363
----------------------------------------------------------------

INDUSTRIAL MACHINERY: 5.1%
----------------------------------------------------------------
Caterpillar
    6.00%, 7/8/98                         5,200,000    5,200,000
----------------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 101.5%
(Cost $103,906,286)                                  103,906,286
----------------------------------------------------------------

Other Assets Under Liabilities: (1.5%)               (1,500,262)
----------------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $10.000 per share
based on 10,240,602 shares issued
and outstanding)                                    $102,406,024
================================================================

SOCIAL AWARENESS FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Number      Market
COMMON STOCKS:                             of Shares    Value
----------------------------------------------------------------
AUTOMOBILES & AUTO PARTS: 0.2%
----------------------------------------------------------------
PACCAR                                       51,200 $  2,670,400

BANKING & FINANCE: 19.8%
----------------------------------------------------------------
Ahmanson (H.F.) & Co                        120,500    8,555,500
AmSouth Bancorporation                      393,525   15,470,452
BankAmerica                                 212,400   18,359,325
Bankers Trust New York                      206,600   23,978,513
Bank of Boston                              239,400   13,316,625
Bear Stearns                                286,694   16,305,721
Chase Manhattan                             590,800   44,605,400
City National                               329,500   12,170,906
Comerica                                    295,200   19,557,000
Edwards (A.G.)                              467,950   19,975,616
First Chicago NBD                           107,311    9,510,437
First Union                                 573,200   33,388,900
Mellon Bank                                 323,900   22,551,538
National City                               243,060   17,257,260
NationsBank                                 100,400    7,680,600
Paine Webber Group                          428,750   18,382,656
Republic New York                           157,800    9,931,538
SLM Holding                                 358,900   17,586,100
T. Rowe Price Associates                    240,000    9,015,000
----------------------------------------------------------------
                                                     337,599,087
BUILDINGS & MATERIALS: 1.8%
----------------------------------------------------------------
Kaufman & Broad Home                        370,700   11,769,725
Masco                                       176,500   10,678,250
Oakwood Homes                               290,555    8,716,650
----------------------------------------------------------------
                                                      31,164,625
CABLE, MEDIA & PUBLISHING: 5.5%
----------------------------------------------------------------
Dun & Bradstreet                            474,700   17,148,538
Ennis Business Forms                        176,800    2,055,300
Gannett                                     288,200   20,480,213
McGraw-Hill                                 240,400   19,607,625
New York Times                              223,075   17,678,694
Omnicom Group                               323,400   16,129,575
----------------------------------------------------------------
                                                      93,099,945
CHEMICALS: 0.1%
----------------------------------------------------------------
Flowserve                                    13,400      329,975
International Flavors & Fragrances           44,700    1,941,656
----------------------------------------------------------------
                                                       2,271,631

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
COMPUTERS & TECHNOLOGY: 13.5%
----------------------------------------------------------------
American Power Conversion*                  655,800  $19,592,025
Apple Computer*                             761,500   21,869,328
Cadence Design Systems                      272,500    8,515,625
Compaq Computer                             606,200   17,200,925
Dell Computer                               161,700   15,002,728
Deluxe                                      218,300    7,817,869
DuPont Photomasks*                           83,800    2,901,575
EMC*                                        158,600    7,107,263
HBO & Co                                    800,000   28,225,000
Lexmark International GroupA*               356,500   21,746,500
Microsoft*                                  266,000   28,836,063
PeopleSoft*                                 285,500   13,409,578
Storage Technology*                         498,000   21,600,750
Symantec*                                   663,500   17,292,469
----------------------------------------------------------------
                                                     231,117,698
CONSUMER PRODUCTS: 1.9%
----------------------------------------------------------------
Avon Products                               156,100   12,097,750
Brinker International*                      401,200    7,723,100
Clorox                                      135,200   12,894,700
----------------------------------------------------------------
                                                      32,715,550
ELECTRONICS & ELECTRICAL: 2.0%
----------------------------------------------------------------
Anixter International*                      159,300    3,036,656
Solectron                                   466,400   19,617,950
Xerox                                       118,300   12,022,238
----------------------------------------------------------------
                                                      34,676,844
ENERGY: 2.6%
----------------------------------------------------------------
Helmerich & Payne                           140,000    3,115,000
Oryx Energy*                                299,200    6,619,800
Sun                                         553,800   21,494,363
US Industries                               515,300   12,753,675
----------------------------------------------------------------
                                                      43,982,838
ENVIRONMENTAL SERVICES: 0.8%
----------------------------------------------------------------
Republic Industries*                        516,000   12,900,000
----------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 7.3%
----------------------------------------------------------------
Agribrands International*                     7,260      219,615
Campbell Soup                               244,300   12,978,438
Coca Cola                                   233,000   19,921,500
Flowers Industries                          527,450   10,779,759
Hershey Foods                               205,500   14,179,500
International Multifoods                     74,000    2,035,000
Interstate Bakeries                         450,400   14,947,650
McCormick and Company                       594,500   21,234,797
Quaker Oats                                 321,600   17,667,900
Ralston-Purina Group                         72,600    8,480,588
Universal Foods                              69,000    1,530,938
----------------------------------------------------------------
                                                     123,975,685
HEALTHCARE & PHARMACEUTICALS: 6.1%
----------------------------------------------------------------
Agouron Pharmaceuticals                     204,400    6,215,037
Allegiance                                      600       30,750
Arterial Vascular Engineering               417,000   14,894,715
Bard (C.R) Inc.                             190,900    7,266,131
Beverly Enterprises*                        605,700    8,366,231
Health Management Associates Class A        415,300   13,886,594
ICN Pharmaceuticals                         272,300   12,440,706
Johnson & Johnson                            82,175    6,060,406
Lincare Holdings                            268,200   11,272,781
McKesson                                    259,300   21,068,125
PharMerica*                                 275,654    3,325,076
----------------------------------------------------------------
                                                     104,826,552
INDUSTRIAL MACHINERY: 2.2%
----------------------------------------------------------------
Cincinnati Milacron                         121,500    2,953,969
Deere & Company                             475,800   25,157,925
Ingersoll-Rand                              202,000    8,900,625
----------------------------------------------------------------
                                                      37,012,519


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
INSURANCE: 9.3%
----------------------------------------------------------------
Allstate                                    345,234  $31,610,488
Cigna                                       110,100    7,596,900
Conseco                                     388,200   18,148,350
Marsh & McLennan                            313,350   18,938,091
Mercury General                             162,600   10,457,213
Mid Ocean                                    61,000    4,788,500
Old Republic International                  336,825    9,873,183
Reliance Group Holdings                     649,200   11,361,000
ReliaStar Financial                         330,400   15,859,200
Travelers Group                             510,199   30,930,814
----------------------------------------------------------------
                                                     159,563,739
LEISURE, LODGING & ENTERTAINMENT: 0.4%
----------------------------------------------------------------
Fleetwood Enterprises                        64,000    2,560,000
King World Productions                      190,600    4,860,300
----------------------------------------------------------------
                                                       7,420,300
METALS & MINING: 0.2%
----------------------------------------------------------------
Cleveland Cliffs Iron                        62,900    3,373,013
----------------------------------------------------------------

MISCELLANEOUS: 0.9%
----------------------------------------------------------------
Input/Output*                               397,100    7,073,344
Twinlab                                     200,500    8,778,141
----------------------------------------------------------------
                                                      15,851,485
PACKAGING & CONTAINERS: 0.2%
----------------------------------------------------------------
Sealed Air*                                  99,000    3,638,250
----------------------------------------------------------------

RETAIL: 8.2%
----------------------------------------------------------------
CVS Corporation                             234,200    9,119,163
Federated Department Stores*                254,700   13,706,044
Fingerhut                                   213,500    7,045,500
Gap                                         253,500   15,621,938
Jostens                                      83,300    2,009,613
Pier 1 Imports                              707,265   16,885,952
Ross Stores                                 386,675   16,675,359
Safeway                                     337,624   13,737,076
Staples                                     670,600   19,426,444
TJX                                         990,800   23,903,050
Wal-Mart Stores                              27,800    1,688,850
----------------------------------------------------------------
                                                     139,818,989
TELECOMMUNICATIONS: 10.9%
----------------------------------------------------------------
Alltel                                      463,700   21,562,050
Ameritech                                   196,700    8,826,910
AT & T                                      718,700   41,055,738
BellSouth                                   560,600   37,630,275
SBC Communications                          783,064   31,322,560
Tellabs*                                    265,600   19,015,300
U S West                                    569,500   26,766,500
----------------------------------------------------------------
                                                     186,179,333
TEXTILES, APPAREL & FURNITURE: 1.0%
----------------------------------------------------------------
Miller (Herman)                             236,200    5,735,230
Tommy Hilfiger*                             181,000   11,312,500
----------------------------------------------------------------
                                                      17,047,730
TRANSPORTATION & SHIPPING: 1.4%
----------------------------------------------------------------
AMR                                         249,800   20,795,850
UAL*                                         38,600    3,010,800
----------------------------------------------------------------
                                                      23,806,650
TOTAL COMMON STOCK: 96.3%
(Cost $ 1,137,515,785)                             1,644,712,863
----------------------------------------------------------------

                                           Par          Market
MONEY MARKET INSTRUMENTS:                  Amount       Value
----------------------------------------------------------------
Corporate Asset Funding
    5.65%, 07/15/98                      $4,200,000    4,190,772
    5.60%, 07/27/98                       1,600,000    1,593,529
Merrill Lynch & Company
    5.58%, 07/02/98                       8,700,000    8,698,652
    5.62%, 07/08/98                       7,400,000    7,391,987
    5.57%, 07/20/98                       8,500,000    8,475,012

                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
Norwest
    5.54%, 07/13/98                     $10,000,000  $ 9,981,533
    5.51%, 07/31/98                       4,200,000    4,180,715
Prudential Funding Corp
    5.53%, 07/06/98                      10,200,000   10,192,166
    5.53%, 07/15/98                       1,700,000    1,696,344
U.S. Treasury Bill (+)
    5.11%, 04/29/99                       2,100,000    2,009,978
----------------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 3.4%
(Cost $ 58,410,688)                                   58,410,688
----------------------------------------------------------------

TOTAL INVESTMENTS: 99.7%
(Cost $ 1,195,926,473)                             1,703,123,551
----------------------------------------------------------------

Other Assets Over Liabilities: 0.3%                    5,310,344
----------------------------------------------------------------
NET ASSETS: 100%
(Equivalent to $ 39.250 per share
based on 43,526,750 shares issued
and outstanding)                                  $1,708,433,895
================================================================

SPECIAL OPPORTUNITIES FUND

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

INVESTMENTS:
                                            Number      Market
COMMON STOCKS:                             of Shares    Value
----------------------------------------------------------------
AEROSPACE & DEFENSE: 1.0%
----------------------------------------------------------------
General Dynamics                            197,100  $ 9,165,150
----------------------------------------------------------------

AUTOMOBILES & AUTO PARTS: 1.8%
----------------------------------------------------------------
Cooper Industries                           146,900    8,070,319
Dana                                        171,100    9,153,850
----------------------------------------------------------------
                                                      17,224,169
BANKING, FINANCE & INSURANCE: 13.6%
----------------------------------------------------------------
AmSouth Bancorporation                      239,100    9,399,619
Bank of Boston                              166,000    9,233,750
Bankers Trust New York                       75,100    8,716,294
Bear Stearns                                168,799    9,600,443
Cigna                                       127,200    8,776,800
Edwards (A.G.)                              217,950    9,303,741
MBIA                                        124,000    9,284,500
Marsh & McLennan                            157,800    9,537,038
Mercury General                             150,100    9,653,306
Mid Ocean                                   128,500   10,087,250
Old Republic International                  308,250    9,035,578
SLM Holding                                 214,050   10,488,450
Star Banc                                   148,400    9,479,050
Unitrin                                     127,500    8,829,375
----------------------------------------------------------------
                                                     131,425,194
BUILDINGS & MATERIALS: 4.8%
----------------------------------------------------------------
Carpenter Technology                        168,500    8,467,125
Centex                                      247,200    9,331,800
Lafarge                                     235,600    9,262,025
Masco                                       170,000   10,285,000
USG                                         175,500    9,498,938
----------------------------------------------------------------
                                                      46,844,888
CABLE, MEDIA & PUBLISHING: 3.7%
----------------------------------------------------------------
Central Newspapers-Class A                  111,800    7,798,050
Gannett                                     133,900    9,515,269
New England Business Service                268,300    8,652,675
New York Times                              124,200    9,842,850
----------------------------------------------------------------
                                                      35,808,844


                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
CHEMICALS: 5.0%
----------------------------------------------------------------
Avery Dennison                              180,700  $ 9,712,625
Dexter                                      241,900    7,695,444
Flowserve                                   313,500    7,719,938
International Flavors & Fragrances          204,800    8,896,000
Lubrizol                                    179,400    5,426,850
Lyondell Petrochemicals                     280,400    8,534,675
----------------------------------------------------------------
                                                      47,985,532
COMPUTERS & TECHNOLOGY: 10.0%
----------------------------------------------------------------
American Power Conversion *                 316,500    9,455,438
BMC Software                                184,600    9,593,431
Checkfree Holdings *                        305,100    8,990,916
Deluxe                                      268,200    9,604,913
HBO & Company                               290,100   10,235,091
Ingram Micro Class A *                      215,600    9,540,300
PeopleSoft                                  205,200    9,637,987
Storage Technology                          217,800    9,447,075
Sun Microsystems *                          222,200    9,658,756
Symantec *                                  386,500   10,073,156
----------------------------------------------------------------
                                                      96,237,063
CONSUMER PRODUCTS: 3.0%
----------------------------------------------------------------
Brinker International *                     489,100    9,415,175
Clorox                                      107,300   10,233,720
Premark International                       280,400    9,042,900
----------------------------------------------------------------
                                                      28,691,795
ELECTRONICS & ELECTRICAL: 1.8%
----------------------------------------------------------------
New Century Energies                        169,575    7,705,064
SCI Systems                                 267,500   10,064,688
----------------------------------------------------------------
                                                      17,769,752
ENERGY: 5.9%
----------------------------------------------------------------
National Fuel Gas                           167,800    7,309,788
Occidental Petroleum                        279,800    7,554,600
Oryx Energy *                               304,400    6,734,850
Peoples Energy                              212,000    8,188,500
Phillips Petroleum                          196,000    9,444,750
Sun                                         234,500    9,101,531
USX-Marathon Group                          262,300    9,000,169
----------------------------------------------------------------
                                                      57,334,188
FOOD, BEVERAGE & TOBACCO: 6.0%
----------------------------------------------------------------
Ball                                        227,600    9,146,675
Dean Foods                                  171,200    9,405,300
Fortune Brands                              233,500    8,975,156
Gallagher Group Plc                         127,200    2,782,500
International Multifoods                    310,900    8,549,750
Interstate Bakeries                         273,200    9,066,825
Universal                                   256,800    9,597,900
----------------------------------------------------------------
                                                      57,524,106
HEALTHCARE & PHARMACEUTICALS: 4.8%
----------------------------------------------------------------
Arterial Vascular Engineering               197,800    7,065,169
Beverly Enterprises *                       643,400    8,886,963
Health Management Associates Class A        300,850   10,059,672
Lincare Holdings                            238,600   10,028,656
PharMerica *                                821,709    9,911,865
----------------------------------------------------------------
                                                      45,952,325
INDUSTRIAL MACHINERY: 3.0%
----------------------------------------------------------------
Cincinnati Milacron                         305,000    7,415,313
Deere & Co.                                 184,900    9,776,588
Ingersoll-Rand                              209,550    9,233,297
Parker Hannifin                             215,850    8,229,281
----------------------------------------------------------------
                                                      34,654,479
LEISURE, LODGING & ENTERTAINMENT: 2.0%
----------------------------------------------------------------
Outback Steakhouse *                        243,300    9,481,097
Viad                                        347,400    9,640,350
----------------------------------------------------------------
                                                      19,121,447
METALS & MINING: 1.9%
----------------------------------------------------------------
Bethlehem Steel *                           740,200    9,206,238
USX-U.S. Steel Group                        284,000    9,372,000
----------------------------------------------------------------
                                                      18,578,238

                                            Number      Market
                                           of Shares    Value
----------------------------------------------------------------
MISCELLANEOUS: 3.6%
----------------------------------------------------------------
Aeroquip - Vickers                          165,700  $ 9,672,738
Input/Output *                              402,600    7,171,313
Navistar International *                    347,700   10,039,838
Timken                                      251,100    7,737,019
----------------------------------------------------------------
                                                      34,620,908
PAPER & FOREST PRODUCTS: 0.9%
----------------------------------------------------------------
Fort James                                  186,600    8,303,700
----------------------------------------------------------------

RETAIL: 8.2%
----------------------------------------------------------------
CVS                                         243,000    9,461,813
Dollar Tree Stores                          242,100    9,835,313
Liz Claiborne                                50,000    2,612,500
Neiman-Marcus Group *                       248,000   10,772,500
Pier 1 Imports                              405,700    9,686,088
Ross Stores                                 211,100    9,103,688
Safeway                                     235,624    9,586,951
Staples                                     302,862    8,773,534
TJX                                         366,400    8,839,400
----------------------------------------------------------------
                                                      78,671,787
TELECOMMUNICATIONS: 1.9%
----------------------------------------------------------------
Brightpoint                                 666,800    9,647,762
Paging Network *                            647,500    9,044,766
----------------------------------------------------------------
                                                      18,692,528
TEXTILES, APPAREL & FURNITURE: 3.5%
----------------------------------------------------------------
ASARCO                                      400,900    8,920,025
Johnson Controls                            160,100    9,135,706
Tommy Hilfiger *                            157,300    9,831,250
Westpoint Stevens                           185,800    6,143,013
----------------------------------------------------------------
                                                      34,029,994
TRANSPORTATION & SHIPPING: 1.7%
----------------------------------------------------------------
AMR                                         114,000    9,490,500
Northwest Airlines-Class A *                178,100    6,873,547
----------------------------------------------------------------
                                                      16,364,047
UTILITIES: 5.3%
----------------------------------------------------------------
Baltimore Gas & Electric                    290,200    9,014,338
General Public Utilities                    210,200    7,948,188
Rochester Gas & Electric                    294,100    9,392,819
Sierra Pacific Resources                    239,900    8,711,369
Texas Utilities                             172,900    7,196,963
Unicom                                      260,500    9,133,781
----------------------------------------------------------------
                                                      51,397,458
TOTAL COMMON STOCKS: 94.0%
(Cost $655,322,482)                                  906,397,592
----------------------------------------------------------------

                                           Par
MONEY MARKET INSTRUMENTS:                  Amount
----------------------------------------------------------------
Corporate Asset Funding
    5.60%, 7/27/98                      $10,400,000   10,357,938
Ford Motor Credit Co
    5.56%, 7/1/98                         2,100,000    2,100,000
Merrill Lynch & Co
    5.57%, 7/8/98                        12,700,000   12,686,295
    5.59%, 7/13/98                        2,000,000    1,996,233
Norwest
    5.56%, 7/1/98                         1,400,000    1,400,000
Saloman Smith Barney Holdings
    5.48%, 7/21/98                       12,800,000   12,761,030
Times Mirror
    5.64%, 7/9/98                         4,000,000    4,000,000
United States Treasury Bill (+)
    5.11%, 4/29/99                          840,000      803,992
Volkswagen of America
    5.56%, 7/6/98                         9,600,000    9,592,560
Wilmington Trust
    5.52%, 8/10/98                        3,000,000    3,000,000
----------------------------------------------------------------

                                           Par          Market
                                           Amount       Value
----------------------------------------------------------------
TOTAL MONEY MARKET INSTRUMENTS: 6.1%
(Cost $58,698,048)                                  $ 58,698,048
----------------------------------------------------------------

TOTAL INVESTMENTS: 100.1%
(Cost $714,020,530)                                  965,095,640
----------------------------------------------------------------

Other Assets Under Liabilities: (0.1%)               (1,193,340)
----------------------------------------------------------------
NET ASSETS: 100%
(Equivalent to $35.205 per share
based on 27,379,663 shares issued
and outstanding)                                    $963,902,300
================================================================



+   Fully or partially pledged as collateral for Financial Futures
*   Non-income producing
**  Par amounts for foreign debt are expressed in local currency

See accompanying notes to financial statements

STATEMENT OF OPERATIONS - UNAUDITED

SIX MONTHS ENDED JUNE 30, 1998

                                                  Aggressive                  Capital       Equity-       Global Asset  Growth
                                                  Growth        Bond          Appreciation  Income        Allocation    and Income
                                                  Fund          Fund          Fund          Fund          Fund          Fund
                                                  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                        $   882,193   $ 9,624,073   $   946,101   $   803,396   $ 5,400,293   $  3,320,959
------------------------------------------------------------------------------------------------------------------------------------
  Dividends                                           652,984             0     1,655,664     9,481,187     2,450,097     32,123,118
------------------------------------------------------------------------------------------------------------------------------------
  Less: Dividend Tax                                        0             0       (86,801)     (183,994)      (54,441)             0
------------------------------------------------------------------------------------------------------------------------------------
    Total investment income                         1,535,177     9,624,073     2,514,964    10,100,589     7,795,949     35,444,077
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fees                                   1,329,231       661,250     2,016,058     3,291,265     1,648,718      6,026,213
------------------------------------------------------------------------------------------------------------------------------------
  Accounting fees                                      85,123        68,995       112,246       173,971       154,961        466,800
------------------------------------------------------------------------------------------------------------------------------------
  Custodial fees                                        7,214             0        45,186        38,619       134,500              0
------------------------------------------------------------------------------------------------------------------------------------
  Directors fees                                        2,100         2,100         2,100         2,100         2,100          2,100
------------------------------------------------------------------------------------------------------------------------------------
  Printing and Postage                                 26,000        29,000        28,500        38,000        86,000        115,000
------------------------------------------------------------------------------------------------------------------------------------
  Other                                                 3,654         4,448         6,200         3,197         9,738            531
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                  1,453,322       765,793     2,210,290     3,547,152     2,036,017      6,610,644
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  81,855     8,858,280       304,674     6,553,437     5,759,932     28,833,433
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS:
  Net realized gain(loss) on:
------------------------------------------------------------------------------------------------------------------------------------
    Investment transactions                        24,702,085     2,337,854    13,649,708    26,007,095    18,698,397     75,670,401
------------------------------------------------------------------------------------------------------------------------------------
    Foreign currency transactions                           0             0       (63,576)      (66,143)   (1,446,496)             0
------------------------------------------------------------------------------------------------------------------------------------
    NET REALIZED GAIN ON INVESTMENTS AND
    FOREIGN CURRENCY RELATED TRANSACTIONS          24,702,085     2,337,854    13,586,132    25,940,952    17,251,901     75,670,401
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  or (depreciation) on:
    Investments                                    (1,906,640)    1,340,923    82,586,193    62,546,575    20,673,265    360,116,751
------------------------------------------------------------------------------------------------------------------------------------
    Translation of assets and
    liabilities in foreign currencies                       0             0       122,835          (853)      155,860              0
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized
    appreciation or (depreciation) on investments
    and foreign currency related transactions      (1,906,640)    1,340,923    82,709,028    62,545,722    20,829,125    360,116,751
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND
FOREIGN CURRENCY RELATED TRANSACTIONS              22,795,445     3,678,777    96,295,160    88,486,674    38,081,026    435,787,152
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $22,877,300   $12,537,057   $96,599,834   $95,040,111   $43,840,958   $464,620,585
====================================================================================================================================

See accompanying notes to financial statements

SIX MONTHS ENDED JUNE 30, 1998

                                                                                 Money         Social           Special
                                                  International   Managed        Market        Awareness        Opportunities
                                                  Fund            Fund           Fund          Fund             Fund
                                                  ---------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                        $    269,142    $12,761,319    $2,657,060    $  2,112,629     $1,873,213
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                          7,345,441      4,158,195             0       9,384,925      6,883,295
-----------------------------------------------------------------------------------------------------------------------------
  Less: Dividend Tax                                  (634,689)             0             0               0              0
-----------------------------------------------------------------------------------------------------------------------------
    Total investment income                          6,979,894     16,919,514     2,657,060      11,497,554      8,756,508
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fees                                    1,925,247      1,626,356       225,378       2,527,165      1,676,682
-----------------------------------------------------------------------------------------------------------------------------
  Accounting fees                                      162,154        172,964        32,750         238,262        179,757
-----------------------------------------------------------------------------------------------------------------------------
  Custodial fees                                       142,081              0             0               0              0
-----------------------------------------------------------------------------------------------------------------------------
  Directors fees                                         2,100          2,100         2,100           2,100          2,100
-----------------------------------------------------------------------------------------------------------------------------
  Printing and Postage                                  32,500         52,500        14,500          48,500         44,000
-----------------------------------------------------------------------------------------------------------------------------
  Other                                                     56             24         4,177           3,102            244
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                   2,264,138      1,853,944       278,905       2,819,129      1,902,783
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                4,715,756     15,065,570     2,378,155       8,678,425      6,853,725
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS:
  Net realized gain(loss) on:
-----------------------------------------------------------------------------------------------------------------------------
    Investment transactions                        117,931,891     23,188,654         5,060      53,909,417     34,385,532
-----------------------------------------------------------------------------------------------------------------------------
    Foreign currency transactions                     (381,212)             0             0               0              0
-----------------------------------------------------------------------------------------------------------------------------
    NET REALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY RELATED TRANSACTIONS      117,550,679     23,188,654         5,060      53,909,417     34,385,532
-----------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  or (depreciation) on:
    Investments                                    (52,544,795)    38,396,647             0     149,635,394     55,955,238
-----------------------------------------------------------------------------------------------------------------------------
    Translation of assets and
    liabilities in foreign currencies                   73,330              0             0               0              0
-----------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized
    appreciation or (depreciation) on investments
    and foreign currency related transactions      (52,471,465)    38,396,647             0     149,635,394     55,955,238
-----------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS
AND FOREIGN CURRENCY RELATED TRANSACTIONS           65,079,214     61,585,301         5,060     203,544,811     90,340,770
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $ 69,794,970    $76,650,871    $2,383,215    $212,223,236    $97,194,495
=============================================================================================================================

See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED

YEAR ENDED DECEMBER 31, 1997 AND SIX MONTH PERIOD ENDED JUNE 30, 1998

                                               Aggressive                  Capital       Equity-       Global Asset  Growth
                                               Growth        Bond          Appreciation  Income        Allocation    and Income
                                               Fund          Fund          Fund          Fund          Fund          Fund
                                               -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1996                $242,608,763  $253,327,905  $267,241,857  $457,153,337  $316,051,475  $2,465,223,502
====================================================================================================================================

Changes from operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                             473,358    17,113,168     1,290,717     9,232,321    10,728,312      54,773,374
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments and foreign
  currency related transactions                  45,635,441       701,047    47,580,432    17,621,623    33,708,317     209,728,724
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  or (depreciation) on investments and foreign
  currency related transactions                  14,000,694     5,841,862    28,947,184   137,804,605    21,677,078     535,067,917
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        60,109,493    23,656,077    77,818,333   164,658,549    66,113,707     799,570,015
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
  Net investment income                                   0             0             0             0             0               0
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments              (11,900,740)            0   (10,296,305)  (12,117,083)  (26,677,086)    (85,813,991)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS TO SHAREHOLDER              (11,900,740)            0   (10,296,305)  (12,117,083)  (26,677,086)    (85,813,991)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS        51,945,184     3,399,189   116,271,782   201,375,033    82,601,799     361,882,619
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS                100,153,937    27,055,266   183,793,810   353,916,499   122,038,420   1,075,638,643
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT DECEMBER 31, 1997                $342,762,700  $280,383,171  $451,035,667  $811,069,836  $438,089,895  $3,540,862,145
====================================================================================================================================

Changes from operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                              81,855     8,858,280       304,674     6,553,437     5,759,932      28,833,433
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments and foreign
  currency related transactions                  24,702,085     2,337,854    13,586,132    25,940,952    17,251,901      75,670,401
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  or (depreciation) on investments and foreign
  currency related transactions                  (1,906,640)    1,340,926    82,709,028    62,545,722   820,829,125     360,116,751
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        22,877,300    12,537,057    96,599,834    95,040,111    43,840,958     464,620,585
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
  Net investment income                            (473,358)  (17,113,168)   (1,290,717)   (9,232,321)  (10,728,312)    (54,773,374)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments              (45,635,441)            0   (47,582,501)  (17,621,623)  (33,708,317)   (209,728,724)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS TO SHAREHOLDER              (46,108,799)  (17,113,168)  (48,873,218)  (26,853,944)  (44,436,629)   (264,502,098)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS        62,022,793    26,673,223    96,920,897   100,729,652    44,176,625     334,218,918
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                   38,791,294    22,097,112   144,647,513   168,915,819    43,580,954     534,337,405
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT JUNE 30, 1998                    $381,553,994  $302,480,283  $595,683,180  $979,985,655  $481,670,849  $4,075,199,550
====================================================================================================================================

See accompanying notes to financial statements.

YEAR ENDED DECEMBER 31, 1997 AND SIX MONTH PERIOD ENDED JUNE 30, 1998


                                                                                   Money          Social            Special
                                                   International   Managed         Market         Awareness         Opportunities
                                                   Fund            Fund            Fund           Fund              Fund
                                                   ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1996                    $440,374,662    $675,740,417    $90,357,608    $  636,594,543    $648,591,736

Changes from operations:
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                               2,085,136      29,120,567      4,709,338        12,806,273      11,867,899
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments and
  foreign currency related transactions              18,026,179      62,174,659           (105)       54,631,990      75,795,433
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  or (depreciation) on investments and foreign
  currency related transactions                       6,771,330      59,803,118              0       224,321,657      96,003,484
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            26,882,645     151,098,344      4,709,233       291,759,920     183,666,816
---------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
  Net investment income                                       0               0     (4,709,233)                0               0
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments                  (21,685,866)    (18,028,760)             0       (36,341,046)    (47,162,977)
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS TO SHAREHOLDER                  (21,685,866)    (18,028,760)    (4,709,233)      (36,341,046)    (47,162,977)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS            20,657,759      41,835,514     (1,130,976)      363,480,930      87,726,664
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS          25,854,538     174,905,098     (1,130,976)      618,899,804     224,230,503
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT DECEMBER 31, 1997                    $466,229,200    $850,645,515    $89,226,632    $1,255,494,347    $872,822,239
=================================================================================================================================

Changes from operations:
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                               4,715,756      15,065,570      2,378,155         8,678,425       6,853,725
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments and foreign
  currency related transactions                     117,550,679      23,188,654          5,060        53,909,417      34,385,532
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  or (depreciation) on investments and foreign
  currency related transactions                     (52,471,465)     38,396,647              0       149,635,394      55,955,238
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            69,794,970      76,650,871      2,383,215       212,223,236      97,194,495
---------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
  Net investment income                              (2,085,136)    (29,120,567)    (2,383,215)      (12,806,273)    (11,867,899)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments                  (18,026,179)    (62,174,659)             0       (54,631,990)    (75,795,433)
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS TO SHAREHOLDER                  (20,111,315)    (91,295,226)    (2,383,215)      (67,438,263)    (87,663,332)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS            (2,549,486)    106,566,497     13,179,392       308,154,575      81,548,898
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                       47,134,169      91,922,142     13,179,392       452,939,548      91,080,061
---------------------------------------------------------------------------------------------------------------------------------

Net Assets at June 30, 1998                        $513,363,369    $942,567,657   $102,406,024    $1,708,433,895    $963,902,300
=================================================================================================================================

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - UNAUDITED

JUNE 30, 1998


THE FUNDS: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, and Social Awareness Fund are registered as open-end, diversified management investment companies and Special Opportunities Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Funds' shares are sold only to The Lincoln National Life Insurance Company (the Company) for allocation to its Variable Annuity Account C, which was established for the purpose of funding variable annuity contracts, and to its Flexible Premium Variable Life Accounts D, G, and K, which were established for the purpose of funding variable universal life contracts.

The Funds' investment objectives are as follows:

FUND                             INVESTMENT OBJECTIVE

Aggressive Growth Fund           The investment objective is to maximize
                                 capital appreciation. The Fund invests in stocks of smaller, lesser-known companies, which have a chance to grow significantly in a short time.

Bond Fund                        The investment objective is to maximize
                                 current income consistent with prudent
                                 investmentstrategy. The Fund invests
                                 primarily in medium and long-term corporate and government bonds.

Capital Appreciation Fund        The investment objective is to maximize
                                 long-term growth of capital in a manner
                                 consistent with preservation of capital. The
                                 Fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

Equity-Income Fund               The investment objective is to achieve
                                 reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

Global Asset Allocation Fund     The investment objective is to maximize
                                 long-term total return consistent with
                                 preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and forein issuers.

Growth and Income Fund           The investment objective is to maximize
                                 long-term capital appreciation. The Fund buys stocks of established companies.

International Fund               The investment objective is to maximize
                                 long-term capital appreciation. The Fund trades in securities issued outside the United States - mostly stocks, with an occasional bond or money market security.

Managed Fund                     The investment objective is to maximize
                                 long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

Money Market Fund                The investment objective is to maximize
                                 current income consistent with the
                                 preservation of capital. The Fund invests in short-term obligations issued by U.S.
                                 corporations, the U.S. Government, and
                                 federally chartered banks and U.S. branches of foreign banks.

Social Awareness Fund            The investment objective is to maximize
                                 long-term capital appreciation. The Fund buys stocks of established companies which adhere to certain specific social criteria.

Special Opportunities Fund       The investment objective is to maximize
                                 capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION: Portfolio securities which are traded on stock exchanges are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their bid quotations. The Funds hedge certain portions of their exposure to fluctuations in interest, market, and foreign exchange risks by entering into derivative transactions. These hedges include options, financial futures, and forward foreign currency contracts. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors. Money market instruments are stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments and mortgage-backed securities; it also includes original issue and market discount amortization on long-term debt investments. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

SECURITIES SOLD SHORT: Short-selling of securities obligate the Funds to replace the security borrowed by purchasing it at market value at the replacement date. The Funds would realize a gain (loss) if the price of the security declines (increases) between the sale and replacement date.

FOREIGN CURRENCY TRANSACTIONS: The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES: The custodian bank of the Bond Fund, Growth and Income Fund, Managed Fund, Money Market Fund, Social Awareness Fund and Special Opportunities Fund has agreed to waive its custodial fees when the Funds maintain a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1998, the custodial fees offset arrangements were not material to either total expenses or the calculation of the ratio of expenses to average net assets.

TAXES: Each Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, each Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Withholding taxes on foreign interest have been provided for in accordance with the applicable country's tax rates.

2. OTHER ASSETS OVER (UNDER) LIABILITIES

The statement of net assets accounts "Other Assets Over (Under) Liabilities" at June 30, 1998 consisted of the following assets (liabilities):

                                        Aggressive                    Capital        Equity-         Global Asset   Growth
                                        Growth          Bond          Appreciation   Income          Allocation     and Income
                                        Fund            Fund          Fund           Fund            Fund           Fund
                                        ----------------------------------------------------------------------------------------
Cash                                    $       651     $  110,296    $    51,894    $ (1,014,664)   $ 2,379,941    $11,374,788
--------------------------------------------------------------------------------------------------------------------------------
Foreign currency                                  -              -      1,565,239         181,490      7,421,166              -
--------------------------------------------------------------------------------------------------------------------------------
Receivable for dividends earned              87,271              -        158,144       1,677,400        656,052      7,035,959
--------------------------------------------------------------------------------------------------------------------------------
Receivable for interest earned                5,505      3,947,880              -         188,395      1,741,161        110,672
--------------------------------------------------------------------------------------------------------------------------------
Receivable for securities sold            4,139,127              -        766,316       3,834,045      8,281,262              -
--------------------------------------------------------------------------------------------------------------------------------
Receivable for cap shares sold              426,835         43,601      1,124,556         531,335         97,598      1,488,239
--------------------------------------------------------------------------------------------------------------------------------
Payable for securities purchased         (5,886,770)             -     (3,809,836)     (3,039,806)    (9,428,390)             -
--------------------------------------------------------------------------------------------------------------------------------
Payable for cap shares redeemed             (18,858)          (409)             -               -         (1,555)       (37,772)
--------------------------------------------------------------------------------------------------------------------------------
Management fees payable                    (278,928)      (156,705)      (436,305)       (650,564)      (413,085)    (1,062,624)
--------------------------------------------------------------------------------------------------------------------------------
Other, net                                     (597)             -         (6,863)        (19,542)        57,482              -
--------------------------------------------------------------------------------------------------------------------------------
                                        $(1,525,764)    $3,944,663    $  (586,855)   $  1,688,089    $10,791,632    $18,909,262
                                        ========================================================================================

                                                                      Money          Social          Special
                                        International   Managed       Market         Awareness       Opportunities
                                        Fund            Fund          Fund           Fund            Fund
                                        --------------------------------------------------------------------------
Cash                                    $   718,710     $  258,716    $         -    $    394,404    $(2,319,472)
------------------------------------------------------------------------------------------------------------------
Foreign currency                          9,440,178              -              -               -              -
------------------------------------------------------------------------------------------------------------------
Receivable for dividends earned           3,522,649        898,499              -       1,986,916      1,390,019
------------------------------------------------------------------------------------------------------------------
Receivable for interest earned                1,254      4,907,518        259,762               -         74,093
------------------------------------------------------------------------------------------------------------------
Receivable for securities sold            3,325,822        348,888              -      23,824,974      1,670,152
------------------------------------------------------------------------------------------------------------------
Receivable for cap shares sold               27,550              -              -       1,434,387              -
------------------------------------------------------------------------------------------------------------------
Payable for securities purchased         (2,697,836)             -              -     (21,598,334)    (1,651,697)
------------------------------------------------------------------------------------------------------------------
Payable for cap shares redeemed             (10,492)             -     (1,688,486)              -              -
------------------------------------------------------------------------------------------------------------------
Management fees payable                    (455,165)      (332,279)       (71,538)       (519,503)      (334,685)
------------------------------------------------------------------------------------------------------------------
Other, net                                   17,170              -              -        (212,500)       (21,750)
------------------------------------------------------------------------------------------------------------------
                                        $13,889,840     $6,081,342    $(1,500,262)   $  5,310,344    $(1,193,340)
                                        ==========================================================================

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Lincoln Investment Management Company (the Advisor) and it's affiliates manage the Funds' investment portfolios and maintain their accounts and records. In return for these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net asset value of the Funds, .40% of the next $200,000,000, and .30% of the average daily net asset value of the Funds in excess of $400,000,000 for all the Funds except for the Global Asset Allocation Fund, which has management fee annual rates of
 .75%, .70%, and .68%, respectively, the International Fund which has management fee annual rates of .90%, .75%, and .60%, respectively, and the Aggressive Growth Fund, which has management fee annual rates of .75%, .70%, and .65%, respectively. The Capital Appreciation Fund and the Equity-Income Fund have management fees of .75% of the first $500,000,000 of the average daily net asset value of the Funds and .70% of the average daily net asset value of the Funds in excess of $500,000,000. In addition, Delaware Service Company (Delaware), which is an affiliate of the Advisor, provides accounting services and other administration support to the Funds. In return for these services, the company receives a minimum fee of $65,000 and $87,000 annually for the first $100,000,000 of the average daily net asset value of the Domestic and International Funds respectively, .0375% and .060% of the next $400,000,000, .035% and .060% of the next $250,000,000, .030% and .060% of the next $250,000,000, and .020% and .050% of the daily net asset value of the Funds in excess of $1 billion dollars. (The International funds pricing arrangement is applied to the Global Asset Allocation and International funds.)

If the aggregate annual expenses of a Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1 1/2% of the average daily net asset value of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 1998.

Certain officers and directors of the Funds are also officers or directors of the Company and receive no compensation from the Funds. The compensation of unaffiliated directors of the Funds is borne by the Funds.

4. ANALYSIS OF NET ASSETS

Net assets at June 30, 1998 consisted of the following:

                                         Aggressive                    Capital        Equity-          Global Asset   Growth
                                         Growth         Bond           Appreciation   Income           Allocation     and Income
                                         Fund           Fund           Fund           Fund             Fund           Fund
                                         ------------------------------------------------------------------------------------------
Common Stock, par value
  $ 01 per share**                       $    250,647   $    239,498   $    312,587   $      451,497   $    310,585  $      925,583
-----------------------------------------------------------------------------------------------------------------------------------
Paid in capital in excess of par
  value of shares issued                  303,531,498    285,288,047    434,511,294      662,147,200    379,972,853   2,439,388,303
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
  (loss) on investments                    24,702,085     (4,767,787)    13,584,063       25,940,952     17,251,901      75,670,401
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income            81,855      8,858,280        304,674        6,553,437      5,759,932      28,833,433
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  on investments and foreign currency      52,987,909     12,862,245    146,970,562      284,892,569     78,375,578   1,530,381,830
-----------------------------------------------------------------------------------------------------------------------------------
                                         $381,553,994   $302,480,283   $595,683,180   $  979,985,655   $481,670,849  $4,075,199,550
                                         ==========================================================================================

                                                                       Money          Social           Special
                                         International  Managed        Market         Awareness        Opportunities
                                         Fund           Fund           Fund           Fund             Fund
                                         ---------------------------------------------------------------------------
Common Stock, par value
  $ 01 per share**                       $    315,827   $    499,953   $    102,406   $      435,268   $    273,797
--------------------------------------------------------------------------------------------------------------------
Paid in capital in excess of par
  value of shares issued                  384,376,490    695,181,879    102,303,618    1,137,767,341    671,152,324
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
  on investments                          117,550,679     23,188,654              -       53,909,418     34,385,532
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income         4,715,756     15,065,570              -        8,678,425      6,853,725
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  on investments and foreign currency       6,404,617    208,631,601              -      507,643,443    251,236,922
--------------------------------------------------------------------------------------------------------------------
                                         $513,363,369   $942,567,657   $102,406,024   $1,708,433,895   $963,902,300
                                         ===========================================================================

** Each Fund has 50,000,000 authorized shares except for the Growth and Income
   Fund, which has 150,000,000, and the Managed, International, and Equity-Income Funds, which each have 100,000,000 authorized shares.

5. INVESTMENTS
The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1998 along with the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1998 are as follows:

                                         Aggregate       Aggregate       Gross             Gross            Net
                                         Cost of         Proceeds        Unrealized        Unrealized       Unrealized
                                         Purchases       From Sales      Appreciation      Depreciation     Appreciation
Aggressive Growth Fund                   $182,167,052    $164,599,397    $   67,203,530    $(14,215,621)    $   52,987,909
Bond Fund                                 102,844,966      87,918,271        13,653,593        (791,348)        12,862,245
Capital Appreciation Fund                 216,995,519     185,256,508       151,402,871      (4,432,309)       146,970,562
Equity Income Fund                        173,153,705     102,957,872       303,419,249     (18,526,680)       284,892,569
Global Asset Allocation Fund              297,423,688     291,299,608        87,082,030      (8,706,452)        78,375,578
Growth and Income Fund                    610,424,799     479,842,309     1,578,069,628     (47,687,798)     1,530,381,830
International Fund                        560,881,604     585,327,023        32,607,434     (26,202,817)         6,404,617
Managed Fund                              225,968,735     205,614,340       220,231,607     (11,600,006)       208,631,601
Social Awareness Fund                     498,802,127     235,640,571       520,362,911     (12,719,468)       507,643,443
Special Opportunities Fund                188,401,096     183,507,626       265,130,935     (13,894,013)       251,236,922


6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

OPTIONS: The Funds purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Funds write a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written call option activity for the period ended June 30, 1998 is summarized as follows:

                                            Global Asset Allocation Fund
                                            ----------------------------
                                            Par                 Premiums
                                            Amount              Received
Options outstanding at December 31, 1997    $            -      $      -
Options written                              1,008,800,000       498,729
Options exercised                                        -             -
Options expired                                  8,800,000        71,720
Options closed                               1,000,000,000       427,009
                                            ----------------------------
Options outstanding at June 30, 1998        $            -      $      -
                                            ============================

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may purchase or sell forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Funds to take or deliver a financial instrument of foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Funds are subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Funds are subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Forward foreign currency contracts that were open at June 30, 1998 were as follows:

                              Contracts to       Foreign                U.S. Cost                                Unrealized
Fund                          Receive (Deliver)  Currency               (Proceeds)         Settlement Date(s)    Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation             (4,400,000)     Great Britain Pound    $  (7,267,845)     September 1998        $ (38,894)
Fund                            (12,800,000)     Netherlands Guilder       (6,316,465)     July 1998                27,597
                                                                                                                 $ (11,297)

Global Asset                     (5,622,812)     Australian Dollar      $  (3,479,045)     September 1998        $     234
Allocation Fund                   2,853,800      Canadian Dollar            1,964,210      September 1998          (16,862)
                                  4,644,868      German Deutschemark        2,661,345      September 1998          (80,203)
                                 (3,032,424)     Danish Kroner               (450,349)     September 1998            8,552
                                  1,583,700      Finnish Marrka               294,697      September 1998           (5,262)
                                  3,022,300      French Franc                 501,657      September 1998             (668)
                                  6,264,700      Great Britain Pound       10,159,464      September 1998         (243,966)
                              2,952,555,350      Italian Lira               4,526,024      September 1998          (31,593)
                                878,746,850      Japanese Yen               6,416,864      September 1998          (26,615)
                                  1,271,300      Polish Zloty                 323,577      April 1999                3,078
                                 (1,654,530)     South African Rand          (277,746)     September 1998           12,271
                                113,006,985      Spanish Peseta               753,606      September 1998          (15,223)
                                  8,410,410      Swedish Krona              1,077,649      September 1998          (22,554)
                                    372,450      Swiss Franc                  255,804      September 1998           (8,766)
                                                                                                                 ----------
                                                                                                                 $(427,577)
                                                                                                                 ==========

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. Financial futures contracts obligate the Funds to take delivery or deliver a financial instrument at a future date at a specified price. The Funds deposit with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 1998 were $5,009,759 for Global Asset Allocation Fund, $2,009,978 for Social Awareness Fund, and $803,992 for the Special Opportunities Fund. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Funds are subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Financial futures contracts open at June 30, 1998 were as follows:

                                                                         Notional            Expiration         Unrealized
Fund                          Contracts                                  Cost Amount         Date               Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Global Asset                  (13) S&P 500 contracts                     $ (3,570,804)       September 1998     $ (143,946)
Allocation Fund               (49) Nasdaq 100 contracts                    (5,932,361)       September 1998       (702,239)
                              (23) Russell 2000 contracts                  (5,168,107)       September 1998       (148,918)
                              185 U S  20 Year Treasury note contracts     22,398,007        September 1998        466,837
                              (70) Gilt contracts                         (12,580,678)       September 1998       (108,799)
                              2 Ftse 100 Index contracts                      197,111        September 1998           (587)
                              (32) German 10 Year contracts                (4,838,238)       September 1998         43,548
                              334 Australian All Ords Index contracts      12,961,077        September 1998        941,896
                              (17) Dax Index contracts                     (5,393,055)       September 1998       (131,005)
                              (85) Nikkei 225 contracts                    (4,684,012)       September 1998       (121,025)
                              (24) CAC 40 Index contracts                  (3,285,612)       September 1998        (75,077)
                              118 MIB 30 Index contracts                   22,826,060        September 1998       (286,996)
                              75 Euro DM 3 month life contracts             9,928,734        March 1999             24,944
                              (75) Euro Lira 3 month life contracts       (10,078,480)       March 1999            (26,370)
                                                                                                                -----------
                                                                                                                $ (267,737)
                                                                                                                ===========

Social Awareness Fund         100 S&P 500 contracts                      $ 28,128,625        September 1998     $  446,375

Special Opportunities Fund    145 S&P 400 midcap stock index contracts   $ 26,271,680        September 1998     $  161,828

REPURCHASE AGREEMENTS: The Funds, through their respective custodians, receive delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. Repurchase agreements are subject to the risk of the default or insolvency of the counterparty.

7. CREDIT AND MARKET RISKS
The Money Market Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 65.6% of net assets at June 30, 1998. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, and International Fund invest in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. None of these Funds had investments in excess of 5% in any individual foreign country except the International Fund. Distribution of investments for the International Fund, by industry, as a percentage of total investments, consisted of the following at June 30, 1998:

              Consumer Products and Services           14.2%
              ----------------------------------------------
              Banking, Finance and Insurance           14.0
              ----------------------------------------------
              Industrial                               14.0
              ----------------------------------------------
              Utilities                                13.0
              ----------------------------------------------
              Electrical and Electronics               10.5
              ----------------------------------------------
              Healthcare and Pharmaceuticals            8.3
              ----------------------------------------------
              Telecommunications                        7.7
              ----------------------------------------------
              Energy                                    5.9
              ----------------------------------------------
              Others (individually less than 4%)       12.4
              ----------------------------------------------
                                                      100.0%

8. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                         Shares Issued Upon                                 Net Increase (Decrease)
                               Capital                   Reinvestment of         Capital Shares             Resulting From Capital
                               Shares Sold               Dividends               Redeemed                   Share Transactions
                               ----------------------------------------------------------------------------------------------------
                               Shares      Amount        Shares    Amount        Shares      Amount         Shares     Amount
                               ----------------------------------------------------------------------------------------------------
Year Ended December 31, 1997:
Aggressive Growth Fund          3,320,603  $ 49,037,657    892,895 $ 11,957,816    (648,693) $ (9,050,289)   3,564,805 $ 51,945,184
Bond Fund                       1,115,273    14,114,365  1,416,753   16,821,434  (2,261,364)  (27,536,610)     270,662    3,399,189
Capital Appreciation Fund       6,645,666   106,951,391    836,415   12,215,979    (178,409)   (2,895,588)   7,303,672  116,271,782
Equity-Income Fund             10,211,887   183,197,996  1,183,804   19,052,519     (51,029)     (875,482)  11,344,662  201,375,033
Global Asset Allocation Fund    3,478,495    51,199,000  2,577,537   34,962,268    (241,050)   (3,559,469)   5,814,982   82,601,799
Growth and Income Fund          6,674,962   251,498,635  3,927,100  134,051,775    (647,180)  (23,667,791)   9,954,882  361,882,619
International Fund              2,736,777    40,729,431  1,702,170   23,752,137  (2,918,129)  (43,823,809)   1,520,818   20,657,759
Managed Fund                    1,267,957    22,772,807  2,677,655   43,933,612  (1,423,434)  (24,870,905)   2,522,178   41,835,514
Money Market Fund               7,205,818    72,058,181    909,052    9,090,525  (8,227,968)  (82,279,682)   (113,098)  (1,130,976)
Social Awareness Fund          10,416,924   322,889,993  1,581,459   43,404,427     (92,914)   (2,813,490)  11,905,469  363,480,930
Special Opportunities Fund      2,437,238    78,263,255  2,072,674   58,607,959  (1,656,123)  (49,144,550)   2,853,789   87,726,664

Six Months Ended June 30, 1998:

Aggressive Growth Fund          1,612,482    25,081,217  3,125,236   46,108,799    (591,815)   (9,167,223)   4,145,903   62,022,793
Bond Fund                       1,785,617    22,468,397  1,398,503   17,113,168  (1,036,080)  (12,908,342)   2,148,040   26,673,223
Capital Appreciation Fund       2,973,057    53,632,591  2,876,629   48,873,218    (319,598)   (5,584,912)   5,530,088   96,920,897
Equity-Income Fund              3,858,712    81,368,836  1,334,423   26,853,944    (359,226)   (7,493,128)   4,833,909  100,729,652
Global Asset Allocation Fund    1,011,665    15,460,672  3,040,831   44,436,629  (1,026,128)  (15,720,676)   3,026,368   44,176,625
Growth and Income Fund          3,036,722   129,151,227  6,529,367  264,502,098  (1,417,490)  (59,434,407)   8,148,599  334,218,918
International Fund              1,543,380    24,761,047  1,350,300   20,111,315  (3,086,122)  (47,421,848)    (192,442) (2,549,486)
Managed Fund                    1,518,870    28,274,389  5,116,262   91,295,226    (705,186)  (13,003,118)   5,929,946  106,566,497
Money Market Fund               3,709,135    37,091,351    236,884    2,368,841  (2,628,080)  (26,280,800)   1,317,939   13,179,392
Social Awareness Fund           6,933,336   259,973,878  1,900,416   67,438,263    (517,470)  (19,257,566)   8,316,282  308,154,575
Special Opportunities Fund      1,008,555    35,101,784  2,653,052   87,663,332  (1,179,536)  (41,216,218)   2,482,071   81,548,898

9. DISTRIBUTION TO SHAREHOLDER
All of the Funds except for the Money Market Fund declare and distribute dividends on net investment income annually. The Money Market Fund declares and distributes dividends on net investment income daily. Distributions, if any, of net realized gains are declared and distributed annually.

10. CAPITAL LOSS CARRYFORWARD
As of December 31, 1997, the Lincoln National Bond Fund, Inc. had $7,175,062 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the years 2002 to 2004.

11. MANAGEMENT FEE ADJUSTMENT
On may 1, 1998 a new management fee agreement took effect between the advisor and sub-advisor and the Capital Appreciation Fund. Janus (the sub-advisor to the Fund) agreed to lower their sub-advisory fees to the advisor, Lincoln Investment Management Inc. (LIM). LIM, likewise has lowered their advisory fee to the Capital Appreciation Fund from .80% of assets to .75% of the first $500 million in assets and .70% on assets greater than $500 million.

12. CUSTODIAN CHANGE
Effective April 1, 1998 the custodial responsibility for the Lincoln National Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities Funds moved from Bankers Trust Co. to Chase Bank.

13. PROXY SOLICITATION
In March 1998, Lincoln Life presented various topics to variable contractholders and policyholders, via proxy solicitation, that required a vote by such shareholders. Subsequent to the solicitation, a special meeting of the Stockholder (Lincoln Life) was held on April 13, 1998 to vote the issues according to contractholder and policyholder proxy solicitation responses. The following outline identifies the topics included in the solicitation, the Funds affected by each issue, the number of outstanding shares voted in each Fund and the results of each vote.


  The following table illustrates the number of shares voted in each Fund:

                                   Total Number of                                              Total Number of
  Fund Name                        Shares Outstanding             Fund Name                     Shares Outstanding
  ----------------------------------------------------------------------------------------------------------------
  Aggressive Growth (AG)           24,004,002.729                 International (IF)            31,621,405,686
  Bond Fund (BF)                   23,751,230.211                 Managed (MF)                  49,521,529.934
  Capital Appreciation (CA)        29,013,011.115                 Money Market (MM)              9,369,506.913
  Equity-Income (EI)               42,704,743.132                 Social Awareness (SA)         39,148,790.336
  Global Asset Allocation (GAA)    30,652,590.857                 Special Opportunities (SO)    27,561,285.753
  Growth and Income (GF)           91,368,614.883

ISSUES SUMMARY:

1. Election of the following nominees to the Board of Directors for each of the Lincoln National Mutual Funds; John Borsch, Jr. (Director), Kelly D. Clevenger (Chairman, President and Director), Barbara S. Kowalczyk (Director), Nancy L. Frisby, CPA (Director), Kenneth G. Stella (Director). At the time of the proxy solicitation, Ken Stella was the only nominee who was currently not serving as a Director to the Funds.

2. Approve or reject amendment to the investment advisory and sub-advisory agreements between the Equity-Income Fund and Lincoln Investment Management Inc., and Lincoln Investment Management Inc. and Fidelity Management Trust Company, respectively, which reduces the amount of the advisory and sub-advisory fees paid thereunder. The proposed reductions are as follows: Reduce advisory fee paid by the Fund to Lincoln Investment Management Inc. from .95% of assets to .75% for the first $500 million of assets and .70% of assets greater than $500 million. Likewise, reduce the sub-advisory fee to Fidelity Management Trust Co. from .75% to .48% of assets.

3. For the International Fund only, approve or reject replacing Clay Finlay, Inc. with Delaware International Advisor Limited (DIAL) as sub-advisor as well as approve or reject the investment sub-advisory agreement between Lincoln Investment Management Inc. and DIAL.

4. For the Bond, Money Market, Managed, Growth and Income, Social Awareness and Special Opportunities Funds, modify the investment restrictions to permit investments in certain types of loan participation certificates
    (LPCs) as money market securities.

5. Eliminate certain fundamental investment policies of all of the Lincoln National Funds except for the Aggressive Growth, Capital Appreciation and the Equity-Income Funds:

    a) For the various Funds, eliminate each Fund's fundamental policy regarding the purchase of securities of an issuer when any Board member or officer of the Fund or the advisor holds more than 1/2 of 1% and together they own more than 5% of the securities of the issuer.

    b) For the various Funds, eliminate each Fund's fundamental policy regarding the Fund's investments in oil, gas or other mineral exploration or development programs.

    c) For the various Funds, eliminate each Fund's fundamental policy regarding the Fund's investments in securities of companies less than three years old. 6.o Approve the engagement of Ernst & Young LLP as independent auditors to the Funds for the 1998 fiscal year.

SOLICITATION RESULTS:

AGGRESSIVE GROWTH FUND:
   Election of Directors:                                99.06%.Voted For
                                                          0.94%.Voted Against
   Engage Ernst & Young LLP:                             97.06%.Voted For
                                                          0.74%.Voted Against
                                                          1.66%.Abstained
BOND FUND:
   Election of Directors:                                98.84%.Voted For
                                                          1.16%.Voted Against
   Modify investment restrictions in LPCs                90.67%.Voted For
     as outlined in issues summary:                       3.34%.Voted Against
                                                          5.99%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  91.48%.Voted For
                                                          5.46%.Voted Against
                                                          3.06%.Abstained
     b) oil & gas exploration                            92.34%.Voted For
                                                          5.20%.Voted Against
                                                          2.46%.Abstained
     c) companies less than three years old              91.94%.Voted For
                                                          5.34%.Voted Against
                                                          2.73%.Abstained
   Engage Ernst & Young LLP:                             97.47%.Voted For
                                                          1.00%.Voted Against
                                                          1.53%.Abstained
CAPITAL APPRECIATION FUND:
   Election of Directors:                                99.48%.Voted For
                                                          0.52%.Voted Against
   Engage Ernst & Young LLP:                             98.51%.Voted For
                                                          0.61%.Voted Against
                                                          0.88%.Abstained
Equity-Income Fund:
   Election of Directors:                                99.21%.Voted For
                                                          0.79%.Voted Against
   Reduction in advisory and sub-advisory fees:          83.23% Voted For
                                                          0.83%.Voted Against
                                                         15.94%.Abstained
   Engage Ernst & Young LLP:                             97.89%.Voted For
                                                          0.65%.Voted Against
                                                          1.46%.Abstained

GLOBAL ASSET ALLOCATION FUND:
   Election of Directors:                                99.33%.Voted For
                                                          0.67%.Voted Against

   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  92.22%.Voted For
                                                          4.67%.Voted Against
                                                          3.11%.Abstained
     b) oil & gas exploration                            91.66%.Voted For
                                                          5.52%.Voted Against
                                                          2.82%.Abstained
   Engage Ernst & Young LLP:                             98.24%.Voted For
                                                          0.60%.Voted Against
                                                          1.16%.Abstained
GROWTH AND INCOME FUND:
   Election of Directors:                                99.19%.Voted For
                                                          0.81%.Voted Against
   Modify investment restrictions in LPCs                94.05%.Voted For
     as outlined in issues summary:                       3.10%.Voted Against
                                                          2.85%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  91.82%.Voted For
                                                          5.21%.Voted Against
                                                          2.97%.Abstained
     b) oil & gas exploration                            92.39%.Voted For
                                                          5.00%.Voted Against
                                                          2.61%.Abstained
     c) companies less than three years old              91.83%.Voted For
                                                          5.40%.Voted Against
                                                          2.77%.Abstained
   Engage Ernst & Young LLP:                             97.81%.Voted For
                                                          0.64%.Voted Against
                                                          1.55%.Abstained

INTERNATIONAL FUND:
   Election of Directors:                                98.82%.Voted For
                                                          1.18%.Voted Against
   Sub-advisory agreement with Delaware                  82.82%.Voted For
     International Advisors LTD                           1.47%.Voted Against
                                                         15.71%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  92.20%.Voted For
                                                          5.02%.Voted Against
                                                          2.78%.Abstained
     b) oil & gas exploration                            93.25%.Voted For
                                                          4.37%.Voted Against
                                                          2.38%.Abstained
     c) companies less than three years old              92.36%.Voted For
                                                          5.08%.Voted Against
                                                          2.56%.Abstained
Engage Ernst & Young LLP:                                97.61%.Voted For
                                                          0.99%.Voted Against
                                                          1.40%.Abstained

MANAGED FUND:
   Election of Directors:                                99.45%.Voted For
                                                          0.55%.Voted Against
   Modify investment restrictions in LPCs                95.12%.Voted For
     International Advisors LTD                           2.67%.Voted Against
                                                          2.21%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  93.03%.Voted For
                                                          4.50%.Voted Against
                                                          2.47%.Abstained
     b) oil & gas exploration                            92.95%.Voted For
                                                          4.63%.Voted Against
                                                          2.42%.Abstained
     c) companies less than three years old              92.72%.Voted For
                                                          4.58%.Voted Against
                                                          2.70%.Abstained
   Engage Ernst & Young LLP:                             97.93%.Voted For
                                                          0.76%.Voted Against
                                                          1.31%.Abstained

MONEY MARKET FUND:
   Election of Directors:                                96.50%.Voted For
                                                          3.50%.Voted Against
   Modify investment restrictions in LPCs                89.63%.Voted For
     International Advisors LTD                           7.65%.Voted Against
                                                          2.72%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  87.59%.Voted For
                                                          9.85%.Voted Against
                                                          2.56%.Abstained
     b) oil & gas exploration                            89.10%.Voted For
                                                          8.05%.Voted Against
                                                          2.85%.Abstained
     c) companies less than three years old              85.10%.Voted For
                                                         11.84%.Voted Against
                                                          3.06%.Abstained
   Engage Ernst & Young LLP:                             97.14%.Voted For
                                                          1.40%.Voted Against
                                                          1.46%.Abstained
SOCIAL AWARENESS FUND:
   Election of Directors:                                98.91%.Voted For
                                                          1.09%.Voted Against
   Modify investment restrictions in LPCs                92.96%.Voted For
     International Advisors LTD                           3.45%.Voted Against
                                                          3.59%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  90.33%.Voted For
                                                          5.92%.Voted Against
                                                          3.75%.Abstained
     b) oil & gas exploration                            90.98%.Voted For
                                                          5.72%.Voted Against
                                                          3.30%.Abstained
     c) companies less than three years old              90.07%.Voted For
                                                          6.49%.Voted Against
                                                          3.44%.Abstained
   Engage Ernst & Young LLP:                             97.46%.Voted For
                                                          0.69%.Voted Against
                                                          1.85%.Abstained

SPECIAL OPPORTUNITIES FUND:
   Election of Directors:                                98.83%.Voted For
                                                          1.17%.Voted Against
   Modify investment restrictions in LPCs                93.48%.Voted For
     International Advisors LTD                           3.63%.Voted Against
                                                          2.89%.Abstained
   Eliminate investment restrictions pertaining to:
     a) ownership by officers/Directors                  90.41%.Voted For
                                                          6.75%.Voted Against
                                                          2.84%.Abstained
     b) oil & gas exploration                            92.21%.Voted For
                                                          5.24%.Voted Against
                                                          2.55%.Abstained
   Engage Ernst & Young LLP:                             96.67%.Voted For
                                                          1.75%.Voted Against
                                                          1.58%.Abstained

FINANCIAL HIGHLIGHTS - UNAUDITED

(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                      Income from Investment Operations        Less Dividends From:
                      ---------------------------------        --------------------
        Net                      Net                                                             Net
        Asset                    Realized and   Total                                            Asset                Ratio of
        Value      Net           Unrealized     From        Net         Net Realized             Value                Expenses
Period  Beginning  Investment    Gain(Loss) on  Investment  Investment  Gain on       Total      End        Total     To Average
Ended   of Period  Income(Loss)  Investments    Operations  Income      Investment    Dividends  of Period  Return**  Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                                                    Aggressive Growth Fund *
1993    $10.000    $     -       $     -        $     -     $     -     $     -       $     -    $10.000        -        -
1994     10.000      0.019        (0.952)        (0.933)     (0.019)          -        (0.019)     9.048    (9.37)%   1.11%
1995      9.048      0.007         3.135          3.142      (0.007)          -        (0.007)    12.183    34.15%    0.94%
1996     12.183      0.004         1.989          1.993      (0.004)     (0.192)       (0.196)    13.980    17.02%    0.82%
1997     13.980      0.023         3.055          3.078           -      (0.673)       (0.673)    16.385    23.09%    0.81%
1998+    16.385      0.003         1.044          1.047      (0.023)     (2.186)       (2.209)    15.223     6.82%    0.79%
                                                           Bond Fund
1988    $11.141    $ 1.053       $(0.131)       $ 0.922     $(1.053)    $     -       $(1.053)   $11.010     9.24%    0.57%
1989     11.010      1.027         0.428          1.455      (1.027)          -        (1.027)    11.438    13.23%    0.53%
1990     11.438      0.998        (0.240)         0.758      (0.998)          -        (0.998)    11.198     5.45%    0.53%
1991     11.198      0.956         0.990          1.946      (0.956)          -        (0.956)    12.188    17.96%    0.52%
1992     12.188      0.903         0.052          0.955      (0.903)          -        (0.903)    12.240     7.68%    0.52%
1993     12.240      0.758         0.703          1.461      (0.758)     (0.250)       (1.008)    12.693    13.39%    0.50%
1994     12.693      0.741        (1.233)        (0.492)     (0.741)     (0.519)       (1.260)    10.941    (5.01)%   0.50%
1995     10.941      0.803         1.306          2.109      (0.803)          -        (0.803)    12.247    19.59%    0.49%
1996     12.247      0.767        (0.481)         0.286      (0.767)          -        (0.767)    11.766     1.91%    0.51%
1997     11.766      0.785         0.310          1.095           -           -             -     12.861     9.30%    0.53%
1998+    12.861      0.356         0.184          0.540      (0.771)          -        (0.771)    12.630     4.39%    0.53%
                                                  Capital Appreciation Fund *
1993    $10.000    $     -       $     -        $     -     $     -     $     -       $     -    $10.000        -        -
1994     10.000      0.134         0.152          0.286      (0.134)          -        (0.134)    10.152     2.71%    1.18%
1995     10.152      0.116         2.764          2.880      (0.116)          -        (0.116)    12.916    28.69%    1.07%
1996     12.916      0.135         2.051          2.186      (0.135)     (0.463)       (0.598)    14.504    18.02%    0.93%
1997     14.504      0.050         3.510          3.560           -      (0.534)       (0.534)    17.530    25.29%    0.89%
1998+    17.530      0.009         3.400          3.409      (0.050)     (1.832)       (1.882)    19.057    20.78%    0.85%
                                                      Equity-Income Fund *
1993    $10.000    $     -       $     -        $     -     $     -     $     -       $     -    $10.000        -        -
1994     10.000      0.258         0.335          0.593      (0.258)          -        (0.258)    10.335     5.65%    1.26%
1995     10.335      0.275         3.218          3.493      (0.275)     (0.046)       (0.321)    13.507    34.74%    1.15%
1996     13.507      0.288         2.451          2.739      (0.288)     (0.178)       (0.466)    15.780    19.81%    1.08%
1997     15.780      0.229         4.511          4.740           -      (0.402)       (0.402)    20.118    30.67%    1.02%
1998+    20.118      0.141         2.100          2.241      (0.225)     (0.429)       (0.654)    21.705    11.28%    0.78%
                                                  Global Asset Allocation Fund
1988    $ 9.027    $ 0.405       $ 0.589        $ 0.994     $(0.405)    $     -       $(0.405)   $ 9.616    10.87%    1.16%
1989      9.616      0.573         1.165          1.738      (0.573)          -        (0.573)    10.781    17.91%    1.33%
1990     10.781      0.549        (0.516)         0.033      (0.549)     (0.279)       (0.828)    .9.986      .92%    1.14%
1991      9.986      0.426         1.391          1.817      (0.426)     (0.138)       (0.564)    11.239    18.43%    1.04%
1992     11.239      0.404         0.271          0.675      (0.404)     (0.306)       (0.710)    11.204     6.43%    1.07%
1993     11.204      0.362         1.522          1.884      (0.362)     (0.224)       (0.586)    12.502    17.28%    1.05%
1994     12.502      0.349        (0.702)        (0.353)     (0.349)     (0.656)       (1.005)    11.144    (1.82)%   1.06%
1995     11.144      0.412        .2.247          2.659      (0.412)          -        (0.412)    13.391    23.95%    0.92%
1996     13.391      0.392         1.522          1.914      (0.392)     (0.687)       (1.079)    14.226    15.04%    1.00%
1997     14.226      0.383         2.205          2.588           -      (1.186)       (1.186)    15.628    19.47%    0.89%
1998+    15.628      0.190         1.302          1.492      (0.389)     (1.222)       (1.611)    15.509    10.41%    0.88%
                                                     Growth and Income Fund
1988    $19.640    $ 0.540       $ 0.729        $ 1.269     $(0.540)    $(2.997)      $(3.537)   $17.372     8.18%    0.54%
1989     17.372      0.793         2.859          3.652      (0.793)          -        (0.793)    20.231    20.75%    0.50%
1990     20.231      0.512        (0.539)        (0.027)     (0.512)     (1.068)       (1.580)    18.624     0.95%    0.48%
1991     18.624      0.617         5.142          5.759      (0.617)          -        (0.617)    23.766    30.61%    0.44%
1992     23.766      0.663        (0.336)         0.327      (0.663)     (0.503)       (1.166)    22.927     1.84%    0.41%
1993     22.927      0.610         2.285          2.895      (0.610)     (0.519)       (1.129)    24.693    13.12%    0.38%
1994     24.693      0.668        (0.428)         0.240      (0.668)     (0.968)       (1.636)    23.297     1.32%    0.37%
1995     23.297      0.701         7.680          8.380      (0.701)     (1.221)       (1.922)    29.756    38.81%    0.35%
1996     29.756      0.683         4.943          5.626      (0.683)     (1.589)       (2.272)    33.110    18.76%    0.36%
1997     33.110      0.649         9.331          9.980           -      (1.141)       (1.141)    41.949    30.93%    0.35%
1998+    41.949      0.309         4.891          5.200      (0.646)     (2.475)       (3.121)    44.028    13.15%    0.35%


        Ratio of Net
        Investment               Net Assets
        Income        Portfolio  At End
Period  To Average    Turnover   of Period
Ended   Net Assets    Rate       (000's)
-------------------------------------------
          Aggressive Growth Fund *
1993        -              -     $      110
1994     0.21%        100.31%        60,697
1995     0.06%         85.82%       138,471
1996     0.03%         77.51%       242,609
1997     0.16%        105.07%       342,763
1998+    0.04%         49.27%       381,554
                 Bond Fund
1988     9.41%        183.79%    $   59,947
1989     9.13%        121.19%        91,152
1990     9.00%         76.67%       103,845
1991     8.32%         72.80%       139,854
1992     7.45%        257.27%       168,636
1993     6.05%        324.90%       226,150
1994     6.40%        213.26%       195,010
1995     6.90%        139.61%       250,816
1996     6.56%        142.19%       253,328
1997     6.45%         56.16%       280,383
1998+    6.09%         32.34%       302,480
        Capital Appreciation Fund *
1993        -              -     $      110
1994     1.33%        185.28%        52,904
1995     1.00%        195.63%       127,936
1996     0.99%         92.73%       267,242
1997     0.35%        137.07%       451,036
1998+    0.12%         37.89%       595,683
            Equity-Income Fund *
1993        -              -     $      110
1994     2.48%         33.40%        78,861
1995     2.27%         27.81%       238,771
1996     1.99%         22.17%       457,153
1997     1.46%         17.81%       811,070
1998+    1.45%         11.42%       979,986
        Global Asset Allocation Fund
1988     4.36%        136.79%    $   26,885
1989     5.59%         79.11%        44,913
1990     5.49%         56.28%        56,088
1991     4.01%        101.41%        76,269
1992     3.70%        128.53%        95,607
1993     3.04%        208.55%       153,500
1994     3.07%        134.33%       195,697
1995     3.36%        146.49%       248,772
1996     2.93%        167.33%       316,051
1997     2.77%        178.40%       438,090
1998+    2.49%         67.89%       481,671
           Growth and Income Fund
1988     3.08%        179.88%    $  209,513
1989     4.06%        208.98%       295,399
1990     2.79%         59.47%       356,239
1991     2.86%         33.59%       581,297
1992     2.97%         74.50%       765,457
1993     2.58%         60.76%     1,034,105
1994     2.85%         76.34%     1,161,324
1995     2.64%         51.76%     1,833,450
1996     2.23%         46.70%     2,465,224
1997     1.79%         32.09%     3,540,862
1998+    1.51%         12.86%     4,075,200

(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                      Income from Investment Operations        Less Dividends From:
                      ---------------------------------        --------------------
        Net                      Net                                                             Net
        Asset                    Realized and   Total                                            Asset                Ratio of
        Value      Net           Unrealized     From        Net         Net Realized             Value                Expenses
Period  Beginning  Investment    Gain(Loss) on  Investment  Investment  Gain on       Total      End        Total     To Average
Ended   of Period  Income(Loss)  Investments    Operations  Income      Investment    Dividends  of Period  Return**  Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                                                      International Fund *
1991    $10.000    $(0.030)      $ 0.047        $ 0.017     $(0.059)    $     -       $(0.059)   $ 9.958    (0.36)%   1.06%
1992      9.958      0.037        (0.867)        (0.830)     (0.037)          -        (0.037)     9.091    (7.93)%   1.46%
1993      9.091      0.010         3.551          3.561      (0.010)          -        (0.010)    12.642    38.90%    1.24%
1994     12.642      0.033         0.385          0.418      (0.033)          -        (0.033)    13.027     3.28%    1.24%
1995     13.027      0.069         0.892          0.961      (0.069)     (0.521)       (0.590)    13.398     8.89%    1.27%
1996     13.398      0.071         1.244          1.315      (0.071)     (0.086)       (0.157)    14.556     9.52%    1.19%
1997     14.556      0.066         0.771          0.837           -      (0.720)       (0.720)    14.673     6.00%    0.93%
1998+    14.673      0.151         2.093          2.244      (0.069)     (0.593)       (0.662)    16.255    15.73%    0.92%
                                                          Managed Fund
1988    $12.283    $ 0.666       $ 0.352        $ 1.018     $(0.666)    $(1.108)      $(1.774)   $11.527     9.00%    0.55%
1989     11.527      0.798         1.186          1.984      (0.798)          -        (0.798)    12.713    16.97%    0.52%
1990     12.713      0.705        (0.334)         0.371      (0.705)     (0.438)       (1.143)    11.941     3.50%    0.52%
1991     11.941      0.710         1.906          2.616      (0.710)          -        (0.710)    13.847    21.66%    0.50%
1992     13.847      0.653        (0.158)         0.495      (0.653)     (0.036)       (0.689)    13.653     3.66%    0.49%
1993     13.653      0.584         0.908          1.492      (0.584)     (0.409)       (0.993)    14.152    11.53%    0.45%
1994     14.152      0.628        (0.814)        (0.186)     (0.628)     (0.555)       (1.183)    12.783    (1.84)%   0.44%
1995     12.783      0.623         3.132          3.755      (0.623)     (0.020)       (0.643)    15.895    29.29%    0.43%
1996     15.895      0.628         1.291          1.919      (0.628)     (0.920)       (1.548)    16.266    12.05%    0.43%
1997     16.266      0.661         2.811          3.472           -      (0.434)       (0.434)    19.304    21.82%    0.42%
1998+    19.304      0.297         1.311          1.608      (0.657)     (1.402)       (2.059)    18.853     9.21%    0.41%
                                                       Money Market Fund
1988    $10.000    $ 0.744       $     -        $ 0.744     $(0.744)    $     -       $(0.744)   $10.000     7.21%    0.55%
1989     10.000      0.909             -          0.909      (0.909)          -        (0.909)    10.000     9.09%    0.54%
1990     10.000      0.802             -          0.802      (0.802)          -        (0.802)    10.000     7.94%    0.53%
1991     10.000      0.571             -          0.571      (0.571)          -        (0.571)    10.000     5.79%    0.53%
1992     10.000      0.354             -          0.354      (0.354)          -        (0.354)    10.000     3.48%    0.53%
1993     10.000      0.276             -          0.276      (0.276)          -        (0.276)    10.000     2.76%    0.50%
1994     10.000      0.381             -          0.381      (0.381)          -        (0.381)    10.000     3.82%    0.52%
1995     10.000      0.570             -          0.570      (0.570)          -        (0.570)    10.000     5.67%    0.52%
1996     10.000      0.505             -          0.505      (0.505)          -        (0.505)    10.000     5.07%    0.57%
1997     10.000      0.501             -          0.501      (0.501)          -        (0.501)    10.000     5.13%    0.59%
1998+    10.000      0.239             -          0.239      (0.239)          -        (0.239)    10.000     2.46%    0.59%
                                                    Social Awareness Fund *
1988    $10.000    $ 0.032       $ 0.454        $ 0.486     $(0.032)    $     -       $(0.032)   $10.454     4.89%    1.64%
1989     10.454      0.309         2.920          3.229      (0.309)     (0.024)       (0.333)    13.350    31.18%    0.99%
1990     13.350      0.289        (0.989)        (0.700)     (0.289)     (0.154)       (0.443)    12.207    (4.30)%   0.65%
1991     12.207      0.348         4.242          4.590      (0.348)          -        (0.348)    16.449    37.22%    0.56%
1992     16.449      0.399         0.179          0.578      (0.399)     (0.051)       (0.450)    16.577     3.60%    0.55%
1993     16.577      0.326         1.792          2.118      (0.326)     (0.454)       (0.780)    17.915    13.56%    0.51%
1994     17.915      0.377        (0.461)        (0.084)     (0.377)     (0.812)       (1.189)    16.642     0.19%    0.53%
1995     16.642      0.432         6.491          6.923      (0.432)     (0.543)       (0.975)    22.590    42.83%    0.50%
1996     22.590      0.389         5.748          6.137      (0.389)     (1.022)       (1.411)    27.316    28.94%    0.46%
1997     27.316      0.364         9.447          9.811           -      (1.470)       (1.470)    35.657    37.53%    0.41%
1998+    35.657      0.183         5.241          5.424      (0.348)     (1.483)       (1.831)    39.250    15.80%    0.38%
                                                   Special Opportunities Fund
1988    $17.933    $ 0.060       $ 0.327        $ 0.387     $(0.060)    $(2.659)      $(2.719)   $15.601     3.88%    0.59%
1989     15.601      0.276         4.904          5.180      (0.276)          -        (0.276)    20.505    32.90%    0.55%
1990     20.505      0.236        (1.931)        (1.695)     (0.236)     (1.208)       (1.444)    17.366    (7.42)%   0.55%
1991     17.366      0.323         7.195          7.518      (0.323)          -        (0.323)    24.561    42.83%    0.53%
1992     24.561      0.546         1.106          1.652      (0.546)     (0.955)       (1.501)    24.712     7.28%    0.53%
1993     24.712      0.530         2.703          3.233      (0.530)     (2.937)       (3.467)    24.478    18.42%    0.49%
1994     24.478      0.565        (0.942)        (0.377)     (0.565)     (1.372)       (1.937)    22.164    (1.00)%   0.48%
1995     22.164      0.616         6.131          6.747      (0.616)     (0.912)       (1.528)    27.383    31.86%    0.45%
1996     27.383      0.548         3.867          4.414      (0.548)     (1.827)        2.374     29.423    16.51%    0.44%
1997     29.423      0.477         7.293          7.770           -      (2.137)       (2.137)    35.056    28.15%    0.42%
1998+    35.056      0.247         3.421          3.668      (0.476)     (3.043)       (3.519)    35.205    11.26%    0.41%


        Ratio of Net
        Investment               Net Assets
        Income        Portfolio  At End
Period  To Average    Turnover   of Period
Ended   Net Assets    Rate       (000's)
-------------------------------------------
            International Fund *
1991    (0.30)%        25.18%    $   20,935
1992     0.39%         22.86%        45,627
1993     0.09%         61.44%       161,470
1994     0.25%         52.78%       316,350
1995     0.59%         63.15%       358,391
1996     0.51%         68.67%       440,375
1997     0.44%         77.58%       466,229
1998+    1.89%        117.21%       513,363
                Managed Fund
1988     5.71%        166.57%    $  140,135
1989     6.47%        158.73%       182,576
1990     5.96%         93.38%       204,310
1991     5.53%         22.70%       276,899
1992     4.86%        226.66%       343,439
1993     4.24%        235.59%       445,040
1994     4.45%        160.79%       442,140
1995     4.37%        112.52%       589,165
1996     4.05%        108.86%       675,740
1997     3.77%         53.40%       850,646
1998+    3.35%         24.11%       942,568
             Money Market Fund
1988     7.21%             -     $   59,160
1989     9.09%             -         88,551
1990     7.94%             -        102,399
1991     5.79%             -        149,555
1992     3.48%             -         92,472
1993     2.76%             -         81,042
1994     3.82%             -         77,177
1995     5.67%             -         75,319
1996     5.07%             -         90,358
1997     5.01%             -         89,227
1998+    5.07%             -        102,406
          Social Awareness Fund *
1988     0.30%         10.07%    $    2,067
1989     2.43%         63.37%         9,565
1990     2.34%         29.39%     .  24,674
1991     2.33%         45.00%     .  52,959
1992     2.50%         84.32%     .  89,669
1993     1.90%         84.43%       137,606
1994     2.22%         64.97%       163,514
1995     2.21%         54.02%       297,983
1996     1.58%         45.90%       636,595
1997     1.37%         34.84%     1,255,494
1998+    1.16%         16.46%     1,708,434
         Special Opportunities Fund
1988     0.39%         73.91%    $   63,982
1989     1.50%         92.56%        75,245
1990     1.33%         37.50%        83,762
1991     1.49%        111.60%       132,753
1992     2.35%        128.49%       189,867
1993     2.29%         74.11%       273,998
1994     2.49%         74.63%       318,417
1995     2.39%         90.12%       505,755
1996     2.00%         88.17%       648,592
1997     1.57%         73.74%       872,822
1998+    1.45%         20.99%       963,902

  * The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on August 3, 1987 through December 31, 1987 for the Global Asset Allocation Fund, May 2, 1998 through December 31, 1988 for the Social Awareness Fund, and May 1, 1991 through December 31, 1991 for the International Fund. Accordingly, the total return, ratios, and portfolio turnover have NOTbeen calculated on an annualized basis.

 ** Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares in which Separate Account C, D, G, and K may invest. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

  + For the six month period ended June 30, 1998. Total return and portfolio turnover have NOT been calculated on an annualized basis.

Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, IN 46802









[TM] [LINCOLN NATIONAL
LIFE INSURANCE CO. LOGO]

Fort Wayne, Indiana 46801